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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21531

TFS Capital Investment Trust
(Exact name of registrant as specified in charter)

10 N. High Street, Suite 500 West Chester, PA	19380
(Address of principal executive offices)	(Zip code)

Ultimus Fund Solutions, LLC	Wade R. Bridge, Esq. 225 Pictoria Drive, Suite 450	Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
January 31, 2015(Unaudited)

COMMON STOCKS - 88.8%	Shares	Value
Consumer Discretionary - 11.8%
Auto Components - 1.2%
Allison Transmission Holdings, Inc.	1,751	$54,841
American Axle & Manufacturing Holdings, Inc. (a) (b)	55,796	1,358,633
Cooper Tire & Rubber Company	21,084	733,512
Cooper-Standard Holdings, Inc. (a)	3,244	169,499
Federal-Mogul Holdings Corporation (a) (b)	106,707	1,443,746
Fuel Systems Solutions, Inc. (a)	3,513	37,730
Gentherm, Inc. (a)	7,121	261,910
Goodyear Tire & Rubber Company (The)	1,297	31,439
Johnson Controls, Inc.	1,699	78,953
Lear Corporation	2,549	255,792
Modine Manufacturing Company (a)	9,450	115,195
Motorcar Parts of America, Inc. (a)	11,566	302,104
Shiloh Industries, Inc. (a)	15,029	183,805
Superior Industries International, Inc. (b)	1,728	31,536
Tower International, Inc. (a) (b)	130,795	3,095,918
		8,154,613
Automobiles - 0.1%
Ford Motor Company	18,697	275,033
Thor Industries, Inc.	4,921	277,298
Winnebago Industries, Inc.	12	239
		552,570
Distributors - 0.1%
Core-Mark Holding Company, Inc. (b)	7,833	522,305
VOXX International Corporation (a)	9,292	74,336
Weyco Group, Inc.	16	432
		597,073
Diversified Consumer Services - 0.8%
Ascent Capital Group, Inc. - Class A (a)	38,373	1,623,562
Bridgepoint Education, Inc. (a)	4,214	41,592
Capella Education Company	536	36,443
Carriage Services, Inc.	340	7,412
Collectors Universe, Inc.	3,147	73,954
Grand Canyon Education, Inc. (a)	24,082	1,055,273
Houghton Mifflin Harcourt Company (a)	23,624	464,920
K12, Inc. (a)	4,253	60,478
Liberty Tax, Inc. (a)	2,484	89,424
LifeLock, Inc. (a)	220	3,267
Regis Corporation (a)	28,426	447,710
Steiner Leisure Ltd. (a) (b)	12,836	559,906
Universal Technical Institute, Inc.	97,054	792,931
		5,256,872
Hotels, Restaurants & Leisure - 3.2%
Aramark	7,687	240,757
Belmond Ltd. - Class A (a)	72,203	793,511
Bloomin' Brands, Inc. (a)	111	2,743
Bob Evans Farms, Inc.	197	11,105
Boyd Gaming Corporation (a) (b)	27,933	364,805
Bravo Brio Restaurant Group, Inc. (a)	11,520	151,488
Buffalo Wild Wings, Inc. (a)	20	3,566

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Consumer Discretionary - 11.8%(Continued)
Hotels, Restaurants & Leisure - 3.2%(Continued)
Carnival Corporation	1,995	$87,700
Carrols Restaurant Group, Inc. (a)	143,188	1,139,776
ClubCorp Holdings, Inc.	53,590	911,566
Cracker Barrel Old Country Store, Inc.	3,867	520,150
Dave & Buster's Entertainment, Inc. (a)	5,793	166,491
Del Frisco's Restaurant Group, Inc. (a)	90,737	1,799,315
Denny's Corporation (a)	28,181	306,609
Diamond Resorts International, Inc. (a)	10	284
DineEquity, Inc. (b)	4,421	471,942
Fiesta Restaurant Group, Inc. (a) (b)	35,165	2,077,197
Frisch's Restaurants, Inc.	200	5,540
Hilton Worldwide Holdings, Inc. (a)	2,439	63,341
Ignite Restaurant Group, Inc. (a)	18,253	124,851
Intrawest Resorts Holdings, Inc. (a)	1,706	17,231
Isle of Capri Casinos, Inc. (a) (b)	280,282	2,870,088
Jamba, Inc. (a)	7,214	118,526
Kona Grill, Inc. (a)	2,500	58,750
La Quinta Holdings, Inc. (a)	80,711	1,640,855
Marcus Corporation (b)	12,055	227,357
Marriott International, Inc. - Class A	5	372
Nathan's Famous, Inc. (a)	4,037	324,736
Penn National Gaming, Inc. (a)	29,232	437,603
Pinnacle Entertainment, Inc. (a)	77,073	1,630,094
Popeyes Louisiana Kitchen, Inc. (a)	322	18,489
Red Robin Gourmet Burgers, Inc. (a)	7,847	608,143
Ruby Tuesday, Inc. (a)	145,564	876,295
Ruth's Hospitality Group, Inc.	46,616	676,864
Scientific Games Corporation - Class A (a)	28,582	337,553
SeaWorld Entertainment, Inc. (b)	150,854	2,641,454
Six Flags Entertainment Corporation	850	36,516
Speedway Motorsports, Inc.	38,078	848,759
Wendy's Company (The)	9,954	104,915
		22,717,337
Household Durables - 1.1%
Bassett Furniture Industries, Inc.	7,078	157,273
Beazer Homes USA, Inc. (a) (b)	157,153	2,483,017
Brookfield Residential Properties, Inc. (a)	802	19,344
Cavco Industries, Inc. (a)	16,895	1,241,951
Flexsteel Industries, Inc. (b)	10,055	299,639
Helen of Troy Ltd. (a)	321	24,146
Hooker Furniture Corporation	17,494	315,592
Hovnanian Enterprises, Inc. - Class A (a) (b)	584,794	2,011,691
Jarden Corporation (a)	913	43,842
KB Home	6,397	79,707
La-Z-Boy, Inc.	3,715	99,153
Libbey, Inc.	2,923	95,611
M/I Homes, Inc. (a)	485	10,010
Newell Rubbermaid, Inc.	1,837	67,730
Skullcandy, Inc. (a)	8,723	87,405
SodaStream International Ltd. (a)	159	2,872

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Consumer Discretionary - 11.8%(Continued)
Household Durables - 1.1%(Continued)
Taylor Morrison Home Corporation - Class A (a) (b)	45,930	$816,176
Tempur Sealy International, Inc. (a)	1,816	99,935
Universal Electronics, Inc. (a) (b)	667	42,515
ZAGG, Inc. (a)	3,868	23,324
		8,020,933
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	319	113,095
Blue Nile, Inc. (a)	405	12,587
EVINE Live, Inc. (a)	240,543	1,508,205
HomeAway, Inc. (a) (b)	65,324	1,665,109
Liberty Interactive Corporation - Series A (a)	3,249	88,893
Liberty TripAdvisor Holdings, Inc. - Class A (a)	8,107	194,082
Liberty Ventures - Series A (a) (b)	1,670	62,374
MakeMyTrip Ltd. (a)	4,475	111,204
Orbitz Worldwide, Inc. (a)	15,124	139,594
Overstock.com, Inc. (a) (b)	94,191	2,107,995
Priceline Group, Inc. (The) (a)	30	30,284
RetailMeNot, Inc. (a)	1,048	16,275
		6,049,697
Internet Software & Services - 0.0%(d)
Coupons.com, Inc. (a)	14,722	210,819

Leisure Products - 0.3%
Arctic Cat, Inc.	21,491	722,528
Callaway Golf Company (b)	195,374	1,594,252
Malibu Boats, Inc. - Class A (a)	2,543	55,488
Performance Sports Group Ltd. (a)	3,144	58,164
		2,430,432
Media - 1.0%
A.H. Belo Corporation - Class A	11,123	100,330
AMC Entertainment Holdings, Inc. - Class A	26,298	739,500
Central European Media Enterprises Ltd. - Class A (a)	19,817	51,524
Clear Channel Outdoor Holdings, Inc. - Class A	2,889	26,145
Comcast Corporation - Class A	380	20,195
CTC Media, Inc.	44,939	169,420
Cumulus Media, Inc. - Class A (a)	97,910	340,727
Dex Media, Inc. (a)	31,830	215,807
DIRECTV (a)	479	40,849
Discovery Communications, Inc. - Class C (a)	917	25,566
Entercom Communications Corporation - Class A (a)	20,777	240,390
Eros International plc (a)	24,503	459,676
Gray Television, Inc. (a)	37,991	359,395
Harte-Hanks, Inc.	35,657	259,226
John Wiley & Sons, Inc. - Class A	1,803	111,714
Journal Communications, Inc. - Class A (a) (b)	36,687	368,704
Lamar Advertising Company - Class A	5,628	315,281
McClatchy Company (The) - Class A (a)	111,719	280,415
MDC Partners, Inc. - Class A	1,300	31,070

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Consumer Discretionary - 11.8%(Continued)
Media - 1.0%(Continued)
Media General, Inc. (a)	22,474	$321,378
National CineMedia, Inc.	2,312	33,293
New Media Investment Group, Inc.	8,192	191,611
New York Times Company (The) - Class A	1,974	24,853
News Corporation - Class A - Non-Voting (a)	17,437	259,637
Reading International, Inc. - Class A (a)	21,674	262,039
Rentrak Corporation (a)	281	21,617
Scholastic Corporation	4,872	179,192
Sinclair Broadcast Group, Inc. - Class A	45,093	1,115,601
Starz - Series A (a)	10,395	306,860
Time Warner Cable, Inc.	861	117,208
Tribune Publishing Company	4,471	93,891
Viacom, Inc. - Class B	809	52,116
		7,135,230
Multiline Retail - 0.3%
Big Lots, Inc. (b)	29,675	1,362,379
Dollar General Corporation (a)	2,972	199,303
Family Dollar Stores, Inc.	301	22,906
Fred's, Inc. - Class A	12,767	211,932
		1,796,520
Specialty Retail - 2.5%
Abercrombie & Fitch Company - Class A	4,208	107,388
ANN, Inc. (a)	1,362	45,082
Ascena Retail Group, Inc. (a)	53,737	621,200
AutoNation, Inc. (a)	1,076	64,151
Barnes & Noble, Inc. (a) (b)	100,352	2,357,268
Best Buy Company, Inc.	4,842	170,438
Big 5 Sporting Goods Corporation	131,021	1,560,460
Boot Barn Holdings, Inc. (a)	1,965	39,654
Brown Shoe Company, Inc.	6,790	192,768
Build-A-Bear Workshop, Inc. (a)	27,880	574,886
Cato Corporation (The) - Class A	2,315	98,156
Chico's FAS, Inc.	8,349	139,261
Children's Place, Inc. (The)	2,081	124,756
Christopher & Banks Corporation (a)	110,611	576,283
Citi Trends, Inc. (a)	77,231	1,767,818
CST Brands, Inc. (b)	4,979	214,595
Destination Maternity Corporation	12,312	188,497
Express, Inc. (a)	14,982	195,965
GNC Holdings, Inc. - Class A	59	2,616
Group 1 Automotive, Inc. (b)	29,847	2,399,400
Haverty Furniture Companies, Inc.	12,893	314,976
MarineMax, Inc. (a)	183	4,668
Michaels Companies, Inc. (The) (a)	182	4,696
Murphy USA, Inc. (a)	382	26,667
Pacific Sunwear of California, Inc. (a)	134,997	371,242
Penske Automotive Group, Inc.	625	30,219
Pep Boys - Manny, Moe & Jack (The) (a)	18,345	154,648
Perfumania Holdings, Inc. (a)	818	4,618
Sears Hometown and Outlet Stores, Inc. (a) (b)	137,819	1,564,246

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Consumer Discretionary - 11.8%(Continued)
Specialty Retail - 2.5%(Continued)
Select Comfort Corporation (a) (b)	21,348	$637,024
Shoe Carnival, Inc. (b)	8,717	202,409
Signet Jewelers Ltd.	4	484
Sonic Automotive, Inc. - Class A (b)	28,313	697,349
Stage Stores, Inc.	2,843	56,860
Staples, Inc.	10,067	171,642
Stein Mart, Inc. (b)	7,029	96,719
Tilly's, Inc. - Class A (a)	82,859	1,138,483
TravelCenters of America, LLC (a) (b)	8,386	112,289
Vitamin Shoppe, Inc. (a)	10,676	451,274
West Marine, Inc. (a)	6,404	76,848
Winmark Corporation	892	72,707
		17,630,710
Textiles, Apparel & Luxury Goods - 0.3%
Culp, Inc.	5,343	107,341
Kate Spade & Company (a)	136	4,288
Movado Group, Inc.	4,757	114,311
Oxford Industries, Inc.	4,903	274,274
PVH Corporation	3,295	363,307
Steven Madden Ltd. (a)	339	11,641
Superior Uniform Group, Inc.	16,434	623,670
Unifi, Inc. (a)	26,424	851,645
		2,350,477
Consumer Staples - 2.3%
Beverages - 0.1%
Coca-Cola Bottling Company Consolidated (b)	684	66,717
Coca-Cola Enterprises, Inc.	7,237	304,678
Cott Corporation (b)	9,317	70,809
Dr Pepper Snapple Group, Inc.	9	695
MGP Ingredients, Inc.	21,480	340,673
Molson Coors Brewing Company - Class B	976	74,108
National Beverage Corporation (a)	11,817	256,902
		1,114,582
Food & Staples Retailing - 1.0%
Andersons, Inc. (The) (b)	48,921	2,200,466
Diplomat Pharmacy, Inc. (a)	1,374	33,759
Ingles Markets, Inc. - Class A (b)	49,694	2,119,449
Kroger Company (The)	1,259	86,934
Pantry, Inc. (The) (a) (b)	22,113	815,970
Rite Aid Corporation (a)	17,618	122,974
Roundy's, Inc. (a)	1,300	4,680
Smart & Final Stores, Inc. (a)	4,928	73,920
SpartanNash Company	57,720	1,486,867
United Natural Foods, Inc. (a)	1	77
Weis Markets, Inc.	873	40,010
		6,985,106
Food Products - 0.9%
Adecoagro S.A. (a) (b)	9,232	71,640
Alico, Inc.	12,788	607,942
Archer-Daniels-Midland Company	6,721	313,400

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Consumer Staples - 2.3%(Continued)
Food Products - 0.9%(Continued)
Bunge Ltd.	4,291	$384,173
Calavo Growers, Inc.	6,577	263,803
Cal-Maine Foods, Inc.	5,512	193,196
Cosan Ltd. - Class A	487	3,360
Darling Ingredients, Inc. (a)	54,800	930,504
Dean Foods Company	7,524	136,335
Diamond Foods, Inc. (a)	567	13,937
Farmer Brothers Company (a) (b)	1,849	55,304
Fresh Del Monte Produce, Inc.	33,231	1,117,559
John B. Sanfilippo & Son, Inc. (b)	42,300	1,542,681
Lancaster Colony Corporation	875	78,689
Limoneira Company	3,708	77,126
Origin Agritech Ltd. (a) (b)	4,256	6,086
Pinnacle Foods, Inc.	2,196	78,990
Post Holdings, Inc. (a)	1,310	61,897
SunOpta, Inc. (a)	6,382	66,756
Tyson Foods, Inc. - Class A	2,731	106,618
WhiteWave Foods Company (The) (a)	1,799	59,313
		6,169,309
Household Products - 0.2%
Central Garden & Pet Company - Class A (a)	80,784	735,135
Harbinger Group, Inc. (a)	5,418	67,671
Spectrum Brands Holdings, Inc.	3,565	319,709
		1,122,515
Personal Products - 0.1%
Avon Products, Inc.	30,724	237,804
Female Health Company (The)	8,125	30,794
Inter Parfums, Inc.	3,294	82,844
Revlon, Inc. - Class A (a)	3,107	101,723
USANA Health Sciences, Inc. (a)	3,635	356,375
		809,540
Energy - 6.3%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	1,301	75,445
Basic Energy Services, Inc. (a)	24,640	144,883
C&J Energy Services, Inc. (a)	28,071	289,131
Cameron International Corporation (a)	826	36,988
CHC Group Ltd. (a)	113,496	215,642
Core Laboratories N.V.	276	25,599
CSI Compressco, L.P. (a)	273	3,890
Dril-Quip, Inc. (a)	1,123	83,360
ENGlobal Corporation (a)	2,971	5,348
Ensco plc - Class A	2,400	67,296
Enservco Corporation (a)	9,896	16,230
Era Group, Inc. (a)	5,813	130,909
Exterran Holdings, Inc.	35,282	956,495
Forum Energy Technologies, Inc. (a)	14,833	229,170
Gulf Island Fabrication, Inc.	78,420	1,299,419
Halliburton Company	26	1,040
Helix Energy Solutions Group, Inc. (a)	3,339	62,673

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Energy - 6.3%(Continued)
Energy Equipment & Services - 1.9%(Continued)
Matrix Service Company (a) (b)	38,462	$738,470
Nabors Industries Ltd.	3,910	45,004
Natural Gas Services Group, Inc. (a)	1,867	37,695
Ocean Rig UDW, Inc.	9,623	78,620
Oil States International, Inc. (a)	16,213	665,868
Pacific Drilling S.A. (a)	19,353	64,446
Parker Drilling Company (a)	387,202	1,049,317
PHI, Inc. (a)	5	171
Pioneer Energy Services Corporation (a)	384,591	1,592,207
Precision Drilling Corporation	23,863	121,701
RigNet, Inc. (a)	1,597	54,649
Seadrill Ltd.	37,295	400,548
Superior Energy Services, Inc.	18,688	373,760
Tesco Corporation	480	4,915
TETRA Technologies, Inc. (a)	20,446	101,003
Tidewater, Inc. (b)	51,311	1,501,360
Unit Corporation (a) (b)	22,838	680,116
US Silica Holdings, Inc.	2,558	64,462
Willbros Group, Inc. (a)	336,020	1,874,992
		13,092,822
Oil, Gas & Consumable Fuels - 4.4%
Abraxas Petroleum Corporation (a)	18,427	54,544
Advantage Oil & Gas Ltd. (a) (b)	25,962	108,521
Alon USA Energy, Inc. (b)	163,355	1,973,328
Antero Resources Corporation (a)	33	1,143
Apache Corporation	845	52,872
Atlas Pipeline Partners, L.P.	3,581	96,651
Bellatrix Exploration Ltd. (a)	118,831	241,227
Bill Barrett Corporation (a) (b)	98,175	1,001,385
Blueknight Energy Partners, L.P.	3,001	21,817
Bonanza Creek Energy, Inc. (a)	27,682	721,947
BreitBurn Energy Partners, L.P.	1,188	7,793
Cabot Oil & Gas Corporation	7,847	207,945
Calumet Specialty Products Partners, L.P.	941	23,694
Cameco Corporation	2,273	31,867
Carrizo Oil & Gas, Inc. (a) (b)	47,285	2,132,553
Cenovus Energy, Inc.	1,277	24,123
Clayton Williams Energy, Inc. (a)	921	51,484
Comstock Resources, Inc.	24,652	99,594
Cone Midstream Partners, L.P. (a)	4,218	88,030
Contango Oil & Gas Company (a) (b)	78,476	2,359,773
Delek US Holdings, Inc.	45,522	1,404,354
Denbury Resources, Inc.	84,914	585,907
Devon Energy Corporation	427	25,735
DHT Holdings, Inc.	40,451	297,315
Diamondback Energy, Inc. (a)	8	552
Dorian LPG Ltd. (a)	4,767	53,724
Dynagas LNG Partners, L.P.	10,701	198,825
Enbridge, Inc.	131	6,344
Encana Corporation	264	3,231

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Energy - 6.3%(Continued)
Oil, Gas & Consumable Fuels - 4.4%(Continued)
Enerplus Corporation	5,284	$51,783
EP Energy Corporation - Class A (a)	3,316	34,321
EQT Corporation	771	57,393
FX Energy, Inc. (a)	10,283	14,191
GasLog Ltd.	98,477	1,722,363
GasLog Partners, L.P.	5,946	148,650
Gastar Exploration, Inc. (a)	9,874	23,105
Genesis Energy, L.P.	12	520
Golar LNG Partners, L.P.	83	2,253
Hallador Energy Company	9,429	106,925
Hess Corporation	403	27,198
Hoegh LNG Partners, L.P.	5,234	114,939
Imperial Oil Ltd.	181	6,717
KNOT Offshore Partners, L.P.	115	2,445
Magellan Midstream Partners, L.P.	26	2,016
Marathon Oil Corporation	1,244	33,090
Marathon Petroleum Corporation	1,023	94,720
Matador Resources Company (a)	19,412	418,523
Midstates Petroleum Company, Inc. (a)	137,560	177,452
Navigator Holdings Ltd. (a)	12,879	214,693
Navios Maritime Acquisition Corporation	39,355	131,052
Navios Maritime Midstream Partners, L.P. (a)	2,371	34,261
Nordic American Tankers Ltd.	62,251	629,980
ONEOK, Inc.	3,289	144,815
Pacific Ethanol, Inc. (a)	31,286	268,747
Panhandle Oil & Gas, Inc. - Class A	1,944	40,707
Par Petroleum Corporation (a)	1,851	33,892
PBF Energy, Inc. - Class A (b)	54,424	1,529,314
PBF Logistics, L.P.	6,179	140,881
Peabody Energy Corporation	118,098	735,751
Pembina Pipeline Corporation	1,096	34,031
Pengrowth Energy Corporation	65,505	175,553
Penn West Petroleum Ltd.	90,851	135,368
PetroQuest Energy, Inc. (a)	24,481	71,729
Plains All American Pipeline, L.P.	28	1,389
Rentech, Inc. (a)	858,589	1,030,307
Resolute Energy Corporation (a)	593	433
REX American Resources Corporation (a) (b)	36,471	2,024,505
Rosetta Resources, Inc. (a)	101,421	1,731,256
SandRidge Mississippian Trust II	63	284
SemGroup Corporation - Class A	3,573	240,570
Seventy Seven Energy, Inc. (a)	132,493	523,347
Shell Midstream Partners, L.P.	71	2,841
Sprague Resources, L.P.	548	12,900
StealthGas, Inc. (a)	26,671	140,823
Swift Energy Company (a)	77,075	164,170
Synergy Resources Corporation (a)	48,644	594,916
Talisman Energy, Inc.	4,194	31,539
Targa Resources Partners, L.P.	10	451
Teekay Tankers Ltd. - Class A	36,674	188,504

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Energy - 6.3%(Continued)
Oil, Gas & Consumable Fuels - 4.4%(Continued)
Tesoro Corporation	882	$72,086
TransGlobe Energy Corporation	105,374	306,638
Tsakos Energy Navigation Ltd. (b)	18,390	126,891
USD Partners, L.P. (a)	2,148	28,053
Valero Energy Corporation	5,483	289,941
Viper Energy Partners, L.P.	15	263
W&T Offshore, Inc.	152,325	770,765
Westmoreland Coal Company (a)	43,005	1,121,570
Williams Partners, L.P.	1,049	44,488
WPX Energy, Inc. (a) (b)	189,748	2,022,714
		30,707,300
Financials - 15.1%
Banks - 4.0%
BancFirst Corporation	10,862	626,303
Banco Latinoamericano de Comercio Exterior, S.A. - Class E	2,084	58,081
Bancorp, Inc. (The) (a) (b)	24,937	212,463
Bank of Kentucky Financial Corporation	2,418	107,456
Bank of Marin Bancorp	354	17,350
Bank of the Ozarks, Inc.	128	4,151
Banner Corporation	1,389	56,088
BBCN Bancorp, Inc.	25,723	333,113
Blue Hills Bancorp, Inc. (a)	228	3,030
BNC Bancorp	1,479	23,634
Boston Private Financial Holdings, Inc.	53,099	584,089
Cardinal Financial Corporation	1,505	26,804
Cathay General Bancorp	27,054	646,320
Central Pacific Financial Corporation	43,895	920,917
Chemical Financial Corporation	1,625	46,085
CIT Group, Inc.	524	22,962
CoBiz Financial, Inc.	15	163
Columbia Banking System, Inc.	995	25,303
Community Trust Bancorp, Inc.	2,544	80,340
Eagle Bancorp, Inc. (a)	633	21,649
East West Bancorp, Inc.	2,837	102,643
Enterprise Financial Services Corporation	58,470	1,117,362
FCB Financial Holdings, Inc. - Class A (a)	3,689	83,334
Fifth Third Bancorp	2,714	46,952
Financial Institutions, Inc.	1,105	24,343
First BanCorporation (Puerto Rico) (a)	14,629	80,313
First Financial Bancorporation	112	1,850
First Financial Corporation	886	28,715
First Horizon National Corporation (b)	40,471	525,718
First Interstate BancSystem, Inc. - Class A	1,382	33,030
First Merchants Corporation (b)	11,875	259,350
First Midwest Bancorp, Inc.	1,634	25,164
First Niagara Financial Group, Inc.	50,532	410,320
FirstMerit Corporation	27,052	443,247
Great Western Bancorp, Inc. (a)	3,156	63,751
Green Bancorp, Inc. (a)	4,853	51,442

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Financials - 15.1%(Continued)
Banks - 4.0%(Continued)
Hanmi Financial Corporation	28,009	$556,259
Heartland Financial USA, Inc.	1,646	45,463
Heritage Financial Corporation	62,992	977,636
Hilltop Holdings, Inc. (a) (b)	114,803	2,083,674
Home BancShares, Inc.	32,370	958,799
HomeTrust Bancshares, Inc. (a)	51	788
Hudson Valley Holding Corporation	25,696	633,920
IBERIABANK Corporation	19,596	1,070,138
Independent Bank Corporation (Michigan)	197	2,423
Independent Bank Group, Inc.	37,114	1,158,328
International Bancshares Corporation	1,792	40,338
Intervest Bancshares Corporation	12,012	118,318
Investors Bancorp, Inc. (b)	10,102	111,223
LegacyTexas Financial Group, Inc.	873	17,303
MainSource Financial Group, Inc.	627	12,038
MB Financial, Inc. (b)	75,249	2,137,824
MidSouth Bancorp, Inc.	3,069	42,782
National Bank Holdings Corporation - Class A (b)	74,478	1,374,119
National Penn Bancshares, Inc.	22,767	220,840
Northrim BanCorp, Inc.	3,060	63,434
OFG Bancorp	7,471	120,283
Old National Bancorp	76,919	1,031,484
Opus Bank (a)	25,099	655,084
Penns Woods Bancorp, Inc.	270	11,991
Popular, Inc. (a)	5,412	166,852
Preferred Bank	14,292	373,164
PrivateBancorp, Inc.	4,974	150,911
Regions Financial Corporation	9,029	78,552
Seacoast Banking Corporation of Florida (a)	48	608
ServisFirst Bancshares, Inc.	4,503	136,891
Signature Bank (a)	639	74,846
Simmons First National Corporation - Class A	3,917	146,574
Southwest Bancorp, Inc.	50,403	769,150
Square 1 Financial, Inc. - Class A (a)	15,980	371,695
State Bank Financial Corporation	2,071	37,816
Sterling Bancorp (b)	135,576	1,786,892
Stock Yards Bancorp, Inc.	1,709	52,637
Susquehanna Bancshares, Inc.	6,469	81,574
Talmer Bancorp, Inc. - Class A	20,463	276,660
TCF Financial Corporation	57,908	851,248
Trico Bancshares	1,678	39,181
Tristate Capital Holdings, Inc. (a)	4,702	44,481
Umpqua Holdings Corporation	10,278	159,412
Union Bankshares Corporation	1,001	20,020
United Community Banks, Inc.	37,042	648,605
Univest Corporation of Pennsylvania	1,721	31,873
Western Alliance Bancorp (a)	12,693	326,337
Wilshire Bancorp, Inc.	17,033	155,000
Yadkin Financial Corporation (a)	36,697	699,445
		28,038,748

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Financials - 15.1%(Continued)
Capital Markets - 1.1%
Affiliated Managers Group, Inc. (a)	245	$50,352
Ameriprise Financial, Inc.	2,141	267,497
Apollo Investment Corporation	5,789	41,218
Arlington Asset Investment Corporation - Class A	13,054	346,323
BGC Partners, Inc. - Class A	49,033	383,928
BlackRock Kelso Capital Corporation (b)	31,864	255,549
Calamos Asset Management, Inc. - Class A	11,988	150,449
Capital Southwest Corporation	1,851	80,537
Evercore Partners, Inc. - Class A	3,218	154,046
Fifth Street Asset Management, Inc. (a)	3,264	44,260
Fortress Investment Group, LLC - Class A	18,194	129,905
GFI Group, Inc. (b)	153,402	860,585
Gladstone Capital Corporation	100	741
Greenhill & Company, Inc.	8,838	325,946
GSV Capital Corporation (a)	455	4,204
Hercules Technology Growth Capital, Inc.	1,264	18,985
HFF, Inc. - Class A	4,648	157,893
Horizon Technology Finance Corporation	67	921
INTL FCStone, Inc. (a)	28,378	547,128
Invesco Ltd.	2,062	75,737
Investment Technology Group, Inc. (a)	13,375	277,531
Janus Capital Group, Inc.	1,276	22,381
JMP Group, LLC	4,705	35,899
KCG Holdings, Inc. - Class A (a)	44	538
Lazard Ltd. - Class A	5,245	240,221
LPL Financial Holdings, Inc.	543	22,345
Main Street Capital Corporation	1,083	31,396
Manning & Napier, Inc. (b)	72,630	777,867
MCG Capital Corporation	43,166	161,009
Medley Capital Corporation	12,195	107,560
Medley Management, Inc. - Class A	3,227	31,851
Moelis & Company - Class A (b)	14,970	464,070
New Mountain Finance Corporation	606	8,787
Northern Trust Corporation	6	392
Oppenheimer Holdings, Inc. - Class A (b)	26,984	532,934
PennantPark Investment Corporation (b)	11,993	100,621
Prospect Capital Corporation	11,497	94,850
Solar Capital Ltd.	4,578	84,602
Stifel Financial Corporation (a)	5,783	272,669
TCP Capital Corporation	1,146	18,061
THL Credit, Inc.	11,290	122,948
TICC Capital Corporation	4,235	30,873
Triangle Capital Corporation	5,292	110,920
Virtus Investment Partners, Inc.	314	42,588
Waddell & Reed Financial, Inc. - Class A	75	3,353
Westwood Holdings Group, Inc.	933	55,038
WisdomTree Investments, Inc.	10,322	179,809
		7,727,317
Consumer Finance - 0.4%
Ally Financial, Inc. (a)	7,325	137,051

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Financials - 15.1%(Continued)
Consumer Finance - 0.4%(Continued)
Cash America International, Inc. (b)	22,454	$467,043
Green Dot Corporation - Class A (a)	18	275
Nelnet, Inc. - Class A (b)	38,993	1,705,554
Nicholas Financial, Inc. (a)	20,486	291,516
Regional Management Corporation (a)	28,365	412,143
SLM Corporation	77	701
		3,014,283
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. - Class B (a)	1,608	231,407
Consumer Portfolio Services, Inc. (a)	166,144	930,406
Gain Capital Holdings, Inc.	154,140	1,256,241
MarketAxess Holdings, Inc.	11	836
MSCI, Inc.	16	861
TPG Specialty Lending, Inc.	5,060	88,449
Voya Financial, Inc.	8,797	343,171
		2,851,371
Insurance - 2.3%
American International Group, Inc.	2,511	122,713
American National Insurance Company	780	81,151
AMERISAFE, Inc. (b)	7,998	325,519
Arch Capital Group Ltd. (a)	2,247	130,259
Argo Group International Holdings Ltd. (b)	4,401	235,409
Aspen Insurance Holdings Ltd.	7,733	334,994
Atlas Financial Holdings, Inc. (a)	6,788	113,360
Axis Capital Holdings Ltd.	51	2,596
CNA Financial Corporation	2,477	96,504
eHealth, Inc. (a)	396	4,055
Employers Holdings, Inc. (b)	101,852	2,118,522
Endurance Specialty Holdings Ltd.	4,607	281,580
Enstar Group Ltd. (a)	391	52,773
FBL Financial Group, Inc. - Class A	82	4,280
Fidelity & Guaranty Life	12,850	277,688
First American Financial Corporation	685	23,304
FNF Group	30	1,053
FNFV Group (a)	1,862	23,089
Genworth Financial, Inc. - Class A (a)	34,667	241,976
Global Indemnity plc (a)	69	1,811
Hanover Insurance Group, Inc. (The) (b)	11,888	820,272
Heritage Insurance Holdings, Inc. (a)	11,307	214,946
Horace Mann Educators Corporation (b)	3,305	100,703
Infinity Property & Casualty Corporation	335	23,540
Kansas City Life Insurance Company (b)	749	34,057
Kemper Corporation	1,131	39,483
Lincoln National Corporation	701	35,036
Loews Corporation	1,285	49,164
Maiden Holdings Ltd. (b)	161,965	2,024,562
MBIA, Inc. (a)	7,315	58,666
Meadowbrook Insurance Group, Inc.	45,434	377,102
MetLife, Inc.	4,271	198,602
National General Holdings Corporation	61,589	1,106,754

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Financials - 15.1%(Continued)
Insurance - 2.3%(Continued)
National Western Life Insurance Company - Class A	2,432	$579,764
Navigators Group, Inc. (The) (a) (b)	11,574	859,022
OneBeacon Insurance Group Ltd. - Class A	12,395	195,965
Platinum Underwriters Holdings Ltd.	2,295	169,440
ProAssurance Corporation	26,076	1,156,992
Protective Life Corporation	465	32,527
Prudential Financial, Inc.	4,633	351,552
Reinsurance Group of America, Inc.	407	33,704
Safety Insurance Group, Inc.	6,999	433,588
Selective Insurance Group, Inc.	39,692	1,024,847
StanCorp Financial Group, Inc.	1,924	119,365
State Auto Financial Corporation	84	1,848
State National Companies, Inc.	12,681	123,259
Stewart Information Services Corporation	29,528	1,057,102
Symetra Financial Corporation	3,948	80,184
Third Point Reinsurance Ltd. (a)	3,887	51,425
United Fire Group, Inc. (b)	1,038	29,002
United Insurance Holdings Corporation	701	17,125
Universal Insurance Holdings, Inc.	6,556	152,296
		16,024,530
Real Estate Investment Trusts (REIT) - 5.6%
American Homes 4 Rent - Class A	58,696	979,636
American Realty Capital Properties, Inc.	23,257	215,476
American Residential Properties, Inc. (a)	3,606	63,141
American Tower Corporation	2,726	264,286
AmREIT, Inc.	11,941	317,392
BioMed Realty Trust, Inc.	17,520	428,364
Bluerock Residential Growth REIT, Inc.	66,163	889,231
Boston Properties, Inc.	2,024	280,931
Brandywine Realty Trust	70,119	1,164,677
Brixmor Property Group, Inc.	32,420	878,582
Camden Property Trust	315	24,271
CBL & Associates Properties, Inc.	82,325	1,697,541
Chambers Street Properties	40,460	341,887
Columbia Property Trust, Inc.	49,559	1,212,709
Corporate Office Properties Trust	15,101	453,030
Cousins Properties, Inc.	109,766	1,211,817
Crown Castle International Corporation	772	66,786
CyrusOne, Inc.	43,351	1,215,996
DDR Corporation	204	3,998
Digital Realty Trust, Inc.	22,907	1,670,837
Douglas Emmett, Inc.	7,098	202,151
DuPont Fabros Technology, Inc.	26,549	989,216
EastGroup Properties, Inc.	11,581	748,596
Education Realty Trust, Inc.	5,416	187,394
Equity Commonwealth	54,001	1,422,926
Excel Trust, Inc.	10,968	153,991
First Industrial Realty Trust, Inc.	34,050	739,906
Franklin Street Properties Corporation	93,579	1,205,298
Geo Group, Inc. (The)	15,369	668,859

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Financials - 15.1%(Continued)
Real Estate Investment Trusts (REIT) - 5.6%(Continued)
Getty Realty Corporation	71,795	$1,330,361
Gladstone Commercial Corporation	28,233	491,254
Government Properties Income Trust	42,762	974,974
Granite Real Estate Investment Trust (b)	265	9,291
Gyrodyne Special Distribution, LLC (a) (c)	1,499	0
Hudson Pacific Properties, Inc.	5,675	183,586
Inland Real Estate Corporation	83,787	953,496
Investors Real Estate Trust	99,742	822,871
Kilroy Realty Corporation	14,128	1,047,591
Kimco Realty Corporation	2,947	81,485
Kite Realty Group Trust	1,389	42,448
Mack-Cali Realty Corporation	66,449	1,296,420
Monmouth Real Estate Investment Corporation	1,568	18,518
New York REIT, Inc.	46,804	488,166
One Liberty Properties, Inc.	3,037	74,437
Parkway Properties, Inc.	60,843	1,113,427
Pennsylvania Real Estate Investment Trust	34,565	827,140
Piedmont Office Realty Trust, Inc. - Class A	38,893	759,580
Preferred Apartment Communities, Inc. - Class A	128,451	1,298,640
QTS Realty Trust, Inc. - Class A	4,634	176,138
Rexford Industrial Realty, Inc.	38,712	620,166
Select Income REIT	34,973	869,778
Senior Housing Properties Trust	78,052	1,817,831
Silver Bay Realty Trust Corporation	34,145	531,979
SL Green Realty Corporation	1,572	198,072
Sovran Self Storage, Inc.	230	21,792
Spirit Realty Capital, Inc.	7,547	97,054
Tanger Factory Outlet Centers, Inc.	4,858	191,162
Taubman Centers, Inc.	1,118	91,620
Terreno Realty Corporation	46,887	1,069,024
Trade Street Residential, Inc.	11,294	89,900
Vornado Realty Trust	4,743	523,817
Washington Real Estate Investment Trust	21,563	619,074
Weingarten Realty Investors	13,661	512,014
		38,942,031
Thrifts & Mortgage Finance - 1.3%
America First Multifamily Investors, L.P.	25,233	146,351
Bank Mutual Corporation	16,221	103,328
BankUnited, Inc.	5,975	165,268
Beneficial Bancorp, Inc. (a)	18,137	195,698
Dime Community Bancshares, Inc.	7,003	103,364
ESB Financial Corporation	1,189	19,868
Federal Agricultural Mortgage Corporation - Class C (b)	56,007	1,542,993
Heritage Financial Group, Inc.	4,507	108,033
Ladder Capital Corporation (a)	9,086	170,453
LendingTree, Inc. (a) (b)	875	36,032
Meridian Bancorp, Inc. (a) (b)	134,073	1,556,588
Nationstar Mortgage Holdings, Inc. (a) (b)	54,804	1,409,011

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Financials - 15.1%(Continued)
Thrifts & Mortgage Finance - 1.3%(Continued)
Northfield Bancorp, Inc.	20	$288
Northwest Bancshares, Inc.	7,875	92,925
Oritani Financial Corporation	23,916	337,455
PennyMac Financial Services, Inc. - Class A (a)	1,366	24,615
Provident Financial Services, Inc.	35,608	618,155
Radian Group, Inc.	31,559	497,370
Security National Financial Corporation - Class A (a)	3,767	22,378
TFS Financial Corporation	1,777	24,914
United Financial Bancorp, Inc.	23,700	294,828
Walker & Dunlop, Inc. (a)	5,529	98,140
Washington Federal, Inc.	14,075	279,529
WSFS Financial Corporation	20,253	1,495,887
		9,343,471
Health Care - 17.8%
Biotechnology - 7.1%
Acceleron Pharma, Inc. (a)	5,705	225,176
Acorda Therapeutics, Inc. (a) (b)	53,292	2,214,283
Actinium Pharmaceuticals, Inc. (a)	26,189	141,159
Adamas Pharmaceuticals, Inc. (a)	20,675	347,960
Advaxis, Inc. (a)	6,496	63,986
Aegerion Pharmaceuticals, Inc. (a)	6,818	158,314
Agenus, Inc. (a)	24,149	121,469
Alder Biopharmaceuticals, Inc. (a) (b)	45,592	1,234,631
Amgen, Inc.	1,809	275,438
Amicus Therapeutics, Inc. (a) (b)	197,238	1,516,760
Anthera Pharmaceuticals, Inc. (a)	36,286	90,715
Applied Genetic Technologies Corporation (a)	25,227	630,170
Ardelyx, Inc. (a)	14,174	382,840
Argos Therapeutics, Inc. (a)	993	8,262
Atara Biotherapeutics, Inc. (a)	3,670	89,401
Auspex Pharmaceuticals, Inc. (a)	888	54,568
Biogen Idec, Inc. (a)	645	251,008
BioSpecifics Technologies Corporation (a) (b)	43,100	1,695,554
Brainstorm Cell Therapeutics, Inc. (a)	14,614	58,310
Cara Therapeutics, Inc. (a)	97,643	1,053,568
Catalyst Pharmaceutical Partners, Inc. (a)	111,768	407,953
Celator Pharmaceuticals, Inc. (a)	26,915	80,745
Celladon Corporation (a)	10,153	172,906
Celldex Therapeutics, Inc. (a)	41	878
Concert Pharmaceuticals, Inc. (a)	22,880	302,016
CTI BioPharma Corporation (a) (b)	1,187,523	2,612,551
Curis, Inc. (a)	4,923	9,058
Dyax Corporation (a) (b)	62,626	946,279
Eagle Pharmaceuticals, Inc. (a)	40,684	789,676
Emergent BioSolutions, Inc. (a) (b)	48,711	1,365,369
Enanta Pharmaceuticals, Inc. (a)	731	31,755
EPIRUS Biopharmaceuticals, Inc. (a)	7,212	35,699
Epizyme, Inc. (a)	35,664	682,609
Five Prime Therapeutics, Inc. (a)	22,630	595,395
Flexion Therapeutics, Inc. (a)	49,668	1,022,664

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Health Care - 17.8%(Continued)
Biotechnology - 7.1%(Continued)
Genomic Health, Inc. (a)	15,887	$512,832
Geron Corporation (a)	315,421	1,003,039
Gilead Sciences, Inc. (a)	3,426	359,148
GlycoMimetics, Inc. (a)	58	427
Halozyme Therapeutics, Inc. (a)	21,638	308,991
Harvard Apparatus Regenerative Technology, Inc. (a)	1	2
Hyperion Therapeutics, Inc. (a) (b)	64,973	1,643,817
Immune Design Corporation (a)	5,203	130,543
ImmunoGen, Inc. (a)	35,396	270,071
Immunomedics, Inc. (a) (b)	199,755	1,068,689
Infinity Pharmaceuticals, Inc. (a) (b)	178,550	2,756,812
Ironwood Pharmaceuticals, Inc. (a)	8,084	125,949
Karyopharm Therapeutics, Inc. (a)	1,458	38,681
Ligand Pharmaceuticals, Inc. (a)	11,760	669,379
MacroGenics, Inc. (a) (b)	45,891	1,451,073
Medgenics, Inc. (a)	8,352	69,322
MEI Pharma, Inc. (a)	61,957	244,111
Merrimack Pharmaceuticals, Inc. (a) (b)	250,838	2,365,402
MiMedx Group, Inc. (a) (b)	209,382	1,707,510
Minerva Neurosciences, Inc. (a)	5,185	22,710
Mirati Therapeutics, Inc. (a)	3,116	64,657
Momenta Pharmaceuticals, Inc. (a)	65,960	710,389
Navidea Biopharmaceuticals, Inc. (a)	66,970	107,822
Neurocrine Biosciences, Inc. (a)	8,298	279,311
Novavax, Inc. (a)	178,753	1,396,061
Oncothyreon, Inc. (a)	370,008	584,613
Osiris Therapeutics, Inc. (a)	1,281	20,663
PDL BioPharma, Inc.	234,442	1,709,082
Portola Pharmaceuticals, Inc. (a) (b)	25,745	731,930
Progenics Pharmaceuticals, Inc. (a) (b)	306,172	1,830,909
ProQR Therapeutics N.V. (a)	3,522	70,722
Protalix BioTherapeutics, Inc. (a)	34,616	69,232
QLT, Inc. (a)	2,060	8,858
Radius Health, Inc. (a)	4,346	209,434
Repligen Corporation (a)	31,162	756,925
Rigel Pharmaceuticals, Inc. (a)	145,442	301,065
Sage Therapeutics, Inc. (a)	2,111	85,263
Sangamo Biosciences, Inc. (a)	39,427	504,271
SciClone Pharmaceuticals, Inc. (a) (b)	17,460	128,855
Seattle Genetics, Inc. (a)	1,012	31,534
Spectrum Pharmaceuticals, Inc. (a)	217,075	1,519,525
Stemline Therapeutics, Inc. (a) (b)	114,891	1,778,513
Synthetic Biologics, Inc. (a)	37,155	62,792
Targacept, Inc. (a)	8,537	21,428
Threshold Pharmaceuticals, Inc. (a)	166,839	620,641
Tonix Pharmaceuticals Holding Corporation (a)	3,836	23,131
Trevena, Inc. (a)	8,082	44,047
Trillium Therapeutics, Inc. (a)	1,123	15,598
Ultragenyx Pharmaceutical, Inc. (a)	1,757	102,082
United Therapeutics Corporation (a)	21	2,964

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Health Care - 17.8%(Continued)
Biotechnology - 7.1%(Continued)
Vanda Pharmaceuticals, Inc. (a)	87,190	$970,425
Vascular Biogenics Ltd. (a)	2,868	45,314
Vical, Inc. (a) (b)	24,282	25,253
Xencor, Inc. (a)	18,963	287,289
Xenon Pharmaceuticals, Inc. (a)	28	498
XOMA Corporation (a)	29,317	104,369
ZIOPHARM Oncology, Inc. (a)	396	3,544
		49,646,642
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	1,166	52,190
Alere, Inc. (a)	23,213	944,537
Analogic Corporation	2,452	199,912
AngioDynamics, Inc. (a) (b)	14,211	273,491
Atrion Corporation	83	27,805
Boston Scientific Corporation (a)	11,155	165,206
Cantel Medical Corporation (b)	6,288	255,104
CareFusion Corporation (a)	14	830
CONMED Corporation	7,096	338,053
CryoLife, Inc.	87,085	980,577
Cutera, Inc. (a)	22,615	300,780
Cyberonics, Inc. (a)	523	29,063
Cynosure, Inc. - Class A (a) (b)	80,145	2,421,982
DexCom, Inc. (a)	526	31,444
Exactech, Inc. (a)	67,134	1,395,716
Greatbatch, Inc. (a) (b)	53,150	2,580,964
Hill-Rom Holdings, Inc. (b)	39,723	1,897,171
ICU Medical, Inc. (a) (b)	10,052	840,146
Inogen, Inc. (a)	13,117	401,380
Integra LifeSciences Holdings Corporation (a)	11,595	646,073
Invacare Corporation (b)	133,713	1,958,896
K2M Group Holdings, Inc. (a)	677	12,795
LDR Holding Corporation (a)	2,113	70,722
Masimo Corporation (a) (b)	5,689	145,183
Merit Medical Systems, Inc. (a) (b)	26,112	400,297
Natus Medical, Inc. (a) (b)	19,806	744,706
Neogen Corporation (a) (b)	13,779	635,212
Nevro Corporation (a)	1,449	66,016
Novadaq Technologies, Inc. (a)	593	8,438
NuVasive, Inc. (a) (b)	38,726	1,793,788
NxStage Medical, Inc. (a)	1,116	19,965
Ocular Therapeutix, Inc. (a)	2,752	83,881
OraSure Technologies, Inc. (a) (b)	204,943	1,883,426
Orthofix International N.V. (a) (b)	25,585	780,343
Oxford Immunotec Global plc (a)	3,118	36,668
RTI Surgical, Inc. (a)	72,614	323,858
Sirona Dental Systems, Inc. (a)	262	23,638
STERIS Corporation	14	913
SurModics, Inc. (a)	35,168	806,051
Syneron Medical Ltd. (a) (b)	13,623	145,766
Thoratec Corporation (a)	4,923	176,687

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Health Care - 17.8%(Continued)
Health Care Equipment & Supplies - 3.8%(Continued)
Tornier N.V. (a)	6,104	$147,534
TransEnterix, Inc. (a)	9,362	27,805
Vascular Solutions, Inc. (a) (b)	68,682	1,872,271
Volcano Corporation (a)	25,802	463,662
		26,410,945
Health Care Providers & Services - 2.2%
Addus HomeCare Corporation (a)	11,264	249,836
Alliance HealthCare Services, Inc. (a)	352	7,934
Almost Family, Inc. (a)	2,584	78,450
AmerisourceBergen Corporation	913	86,781
AMN Healthcare Services, Inc. (a)	64,820	1,219,912
AmSurg Corporation (a) (b)	17,325	955,994
BioScrip, Inc. (a)	100	575
Capital Senior Living Corporation (a)	10,446	249,346
Cardinal Health, Inc.	576	47,917
Civitas Solutions, Inc. (a)	4,552	86,443
CorVel Corporation (a)	29,437	969,655
Ensign Group, Inc. (The) (b)	11,275	467,913
Gentiva Health Services, Inc. (a) (b)	17,870	347,035
Hanger, Inc. (a)	670	14,459
HCA Holdings, Inc. (a)	1,711	121,139
Health Net, Inc. (a)	1,686	91,331
HealthEquity, Inc. (a)	5,418	112,532
HealthSouth Corporation	263	11,598
Henry Schein, Inc. (a)	10	1,381
IPC The Hospitalist Company, Inc. (a)	565	22,803
LHC Group, Inc. (a)	2,192	65,146
LifePoint Hospitals, Inc. (a)	18	1,174
Magellan Health, Inc. (a) (b)	23,287	1,400,014
Molina Healthcare, Inc. (a) (b)	52,695	2,682,702
National Healthcare Corporation	188	11,838
Premier, Inc. - Class A (a)	1,730	56,225
RadNet, Inc. (a) (b)	209,195	1,650,549
Select Medical Holdings Corporation (b)	69,571	940,600
Skilled Healthcare Group, Inc. - Class A (a)	39,808	330,406
Surgical Care Affiliates, Inc. (a)	13,844	446,469
Tenet Healthcare Corporation (a)	3,094	130,814
Triple-S Management Corporation - Class B (a) (b)	83,274	2,005,238
U.S. Physical Therapy, Inc. (b)	6,028	233,826
Universal American Corporation (a)	47,994	433,386
		15,531,421
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)	90,144	1,073,615
Computer Programs & Systems, Inc.	1,367	67,338
HealthStream, Inc. (a) (b)	2,075	58,639
iCAD, Inc. (a)	2,868	22,801
Imprivata, Inc. (a)	719	9,656
IMS Health Holdings, Inc. (a)	7,028	172,959
MedAssets, Inc. (a) (b)	102,205	1,891,815
Merge Healthcare, Inc. (a) (b)	621,056	2,297,907

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Health Care - 17.8%(Continued)
Health Care Technology - 0.9%(Continued)
Omnicell, Inc. (a) (b)	23,565	$750,074
Quality Systems, Inc.	3,834	62,456
Vocera Communications, Inc. (a)	7,326	65,641
		6,472,901
Life Sciences Tools & Services - 1.3%
Affymetrix, Inc. (a) (b)	183,755	2,028,655
Albany Molecular Research, Inc. (a)	45	735
Bio-Rad Laboratories, Inc. - Class A (a)	1,179	134,960
Bio-Techne Corporation	339	31,534
Cambrex Corporation (a) (b)	139,366	3,125,979
Charles River Laboratories International, Inc. (a) (b)	7,810	541,624
Compugen Ltd. (a)	2,567	19,920
Covance, Inc. (a)	3	319
Enzo Biochem, Inc. (a)	186,755	588,278
Harvard Bioscience, Inc. (a)	23,707	123,513
ICON plc (a)	78	4,399
INC Research Holdings, Inc. - Class A (a)	3,934	91,662
Luminex Corporation (a)	12,866	227,085
NeoGenomics, Inc. (a) (b)	228,633	921,391
PAREXEL International Corporation (a) (b)	8,325	507,492
PerkinElmer, Inc.	12	549
PRA Health Sciences, Inc. (a)	1,863	48,680
pSivida Corporation (a)	3,254	12,593
Quintiles Transnational Holdings, Inc. (a)	4,100	248,050
		8,657,418
Pharmaceuticals - 2.5%
Achaogen, Inc. (a)	12,770	149,409
Adamis Pharmaceuticals Corporation (a)	647	4,413
Aerie Pharmaceuticals, Inc. (a)	34,194	956,064
Alimera Sciences, Inc. (a)	22,880	124,238
Amphastar Pharmaceuticals, Inc. (a)	96,290	1,167,998
Biota Pharmaceuticals, Inc. (a)	7,856	18,854
Cempra, Inc. (a)	19,417	538,628
CymaBay Therapeutics, Inc. (a)	10,628	106,280
DepoMed, Inc. (a)	6,226	113,749
Dermira, Inc. (a)	3,276	55,201
Endocyte, Inc. (a)	14,827	76,804
Foamix Pharmaceuticals Ltd. (a)	5,438	47,637
Heska Corporation (a)	16,655	331,268
Hospira, Inc. (a)	977	61,971
Impax Laboratories, Inc. (a) (b)	14,412	528,488
Intersect ENT, Inc. (a)	349	7,353
Intra-Cellular Therapies, Inc. (a)	7,915	153,709
Lannett Company, Inc. (a) (b)	53,026	2,515,023
Medicines Company (The) (a)	28,592	819,733
Merck & Company, Inc.	4,766	287,294
Mylan, Inc. (a)	2,597	138,031
Nektar Therapeutics (a)	5,780	84,619
Pacira Pharmaceuticals, Inc. (a)	4,354	467,402
Paratek Pharmaceuticals, Inc.	3,897	96,256

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Health Care - 17.8%(Continued)
Pharmaceuticals - 2.5%(Continued)
Phibro Animal Health Corporation - Class A (b)	71,391	$1,951,116
POZEN, Inc. (a)	31,829	219,938
Prestige Brands Holdings, Inc. (a)	21,368	732,068
Relypsa, Inc. (a)	22,090	776,022
Sagent Pharmaceuticals, Inc. (a) (b)	40,508	1,039,840
Sucampo Pharmaceuticals, Inc. - Class A (a) (b)	95,920	1,444,555
Supernus Pharmaceuticals, Inc. (a) (b)	244,627	2,079,330
XenoPort, Inc. (a) (b)	49,267	410,394
		17,503,685
Industrials - 12.7%
Aerospace & Defense - 0.8%
AeroVironment, Inc. (a)	1,771	45,320
Astronics Corporation (a)	9,317	518,864
Cubic Corporation (b)	27,849	1,456,224
Ducommun, Inc. (a) (b)	33,885	879,994
Engility Holdings, Inc. (a) (b)	13,218	527,398
Exelis, Inc.	3,046	52,117
General Dynamics Corporation	1,085	144,533
Huntington Ingalls Industries, Inc.	2,305	268,763
KLX, Inc. (a)	3,193	125,517
Kratos Defense & Security Solutions, Inc. (a)	78,891	383,410
L-3 Communications Holdings, Inc.	518	63,776
SIFCO Industries, Inc.	4	116
Sparton Corporation (a)	42,005	986,277
Triumph Group, Inc.	5,375	306,698
		5,759,007
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a) (b)	233,250	1,942,972
Atlas Air Worldwide Holdings, Inc. (a)	7,075	319,790
FedEx Corporation	380	64,262
Park-Ohio Holdings Corporation (b)	23,019	1,229,905
		3,556,929
Airlines - 0.2%
Allegiant Travel Company	2,653	480,909
Delta Air Lines, Inc.	1,301	61,550
Republic Airways Holdings, Inc. (a) (b)	26,446	363,897
SkyWest, Inc.	53,939	676,935
United Continental Holdings, Inc. (a)	1,270	88,100
		1,671,391
Building Products - 0.6%
AAON, Inc.	1,717	37,448
Advanced Drainage Systems, Inc.	3,424	85,155
American Woodmark Corporation (a)	616	25,336
Apogee Enterprises, Inc.	439	18,991
Continental Building Products, Inc. (a)	20,191	337,997
Gibraltar Industries, Inc. (a)	3,848	58,258
Griffon Corporation (b)	32,440	476,543
Masco Corporation	914	22,704
NCI Building Systems, Inc. (a) (b)	95,818	1,478,472
Norcraft Companies, Inc. (a)	6,706	138,278

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Industrials - 12.7%(Continued)
Building Products - 0.6%(Continued)
Nortek, Inc. (a)	2,112	$161,209
Owens Corning, Inc.	4,317	172,896
Patrick Industries, Inc. (a)	7,110	305,730
PGT, Inc. (a)	7,886	67,741
Ply Gem Holdings, Inc. (a)	6,683	84,206
Quanex Building Products Corporation	2,018	37,999
Simpson Manufacturing Company, Inc.	370	12,077
Universal Forest Products, Inc. (b)	14,134	707,548
USG Corporation (a)	851	25,913
		4,254,501
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	35,831	1,034,441
ACCO Brands Corporation (a)	36,286	287,385
ARC Document Solutions, Inc. (a) (b)	62,451	572,676
Atento, S.A. (a)	4,974	59,240
Cenveo, Inc. (a)	22,440	44,207
Civeo Coporation (b)	790,054	2,314,858
Clean Harbors, Inc. (a)	2	95
Covanta Holding Corporation	212	4,333
Cypress Energy Partners, L.P.	4,442	68,629
EnerNOC, Inc. (a) (b)	108,251	1,864,082
Herman Miller, Inc.	14,589	423,810
Hudson Technologies, Inc. (a)	6,898	23,246
Interface, Inc.	40,361	634,071
Knoll, Inc. (b)	32,240	660,598
McGrath RentCorp	934	28,375
Mobile Mini, Inc.	41,503	1,506,559
MSA Safety, Inc.	4,292	187,389
Multi-Color Corporation (b)	11,311	658,526
Quad/Graphics, Inc. (b)	28,210	565,328
R.R. Donnelley & Sons Company	5,942	97,865
Republic Services, Inc.	34	1,349
Ritchie Bros. Auctioneers, Inc.	1,271	31,775
SP Plus Corporation (a)	11,256	251,234
Sykes Enterprises, Inc. (a)	21,774	490,351
Tetra Tech, Inc.	7,588	174,752
UniFirst Corporation	642	74,556
Viad Corporation (b)	38,435	1,036,976
		13,096,706
Construction & Engineering - 0.6%
Argan, Inc. (b)	11,172	339,740
Dycom Industries, Inc. (a)	1,841	56,721
EMCOR Group, Inc.	28,843	1,164,103
Furmanite Corporation (a)	2,460	18,032
Goldfield Corporation (The) (a)	234	531
Jacobs Engineering Group, Inc. (a)	2,300	87,630
KBR, Inc. (b)	81,705	1,350,584
Layne Christensen Company (a)	21,819	176,516
MasTec, Inc. (a)	4,673	86,544
Northwest Pipe Company (a)	176	4,212

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Industrials - 12.7%(Continued)
Construction & Engineering - 0.6%(Continued)
Orion Marine Group, Inc. (a)	97,855	$893,416
Primoris Services Corporation	2,254	42,330
Willdan Group, Inc. (a)	21	294
		4,220,653
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	38,123	854,718
AZZ, Inc.	1,092	46,072
Encore Wire Corporation	49,850	1,526,906
General Cable Corporation (b)	49,435	565,536
GrafTech International Ltd. (a)	2,537	9,209
Magnetek, Inc. (a)	596	23,554
Powell Industries, Inc.	24,132	941,389
PowerSecure International, Inc. (a)	49,924	469,286
Regal-Beloit Corporation	1,997	137,493
SL Industries, Inc. (a)	240	10,260
Thermon Group Holdings, Inc. (a)	3,392	69,366
		4,653,789
Industrial Conglomerates - 0.0%(d)
General Electric Company	12,287	293,537
Raven Industries, Inc.	580	12,435
		305,972
Machinery - 3.6%
Accuride Corporation (a)	251,230	1,105,412
Alamo Group, Inc.	9,435	425,047
Albany International Corporation - Class A	1,664	56,792
Barnes Group, Inc. (b)	38,416	1,319,590
Blount International, Inc. (a)	82,896	1,284,888
Chart Industries, Inc. (a)	45,061	1,284,238
China Yuchai International Ltd. (b)	9,844	180,244
CNH Industrial N.V.	3,827	29,277
Columbus McKinnon Corporation (b)	8,086	202,554
Cummins, Inc.	213	29,705
Dynamic Materials Corporation	48,882	692,169
ESCO Technologies, Inc.	5,773	207,943
Federal Signal Corporation	110,022	1,680,036
Global Brass & Copper Holdings, Inc.	38,639	507,330
Graham Corporation	2,810	58,139
Harsco Corporation	57,418	847,490
Hurco Companies, Inc.	1,419	49,779
Hyster-Yale Materials Handling, Inc. (b)	31,649	1,982,810
IDEX Corporation	13	941
ITT Corporation	1,481	53,035
John Bean Technologies Corporation	1,843	55,640
Kadant, Inc. (b)	6,641	263,913
L.B. Foster Company - Class A	1,562	74,054
Lincoln Electric Holdings, Inc.	507	34,430
Lydall, Inc. (a)	3,001	82,678
Manitex International, Inc. (a)	76,690	838,989
Manitowoc Company, Inc. (The)	23,982	448,463
Meritor, Inc. (a) (b)	155,376	1,988,813

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Industrials - 12.7%(Continued)
Machinery - 3.6%(Continued)
Mueller Water Products, Inc. - Class A (b)	236,494	$2,419,334
NACCO Industries, Inc. - Class A (b)	21,364	1,176,088
Nordson Corporation	575	41,895
Pentair plc	282	17,430
PMFG, Inc. (a)	1,897	9,125
RBC Bearings, Inc.	10,552	612,438
Rexnord Corporation (a) (b)	64,728	1,602,018
Standex International Corporation	6,735	472,056
Sun Hydraulics Corporation	4,050	146,772
Tennant Company	2,300	149,983
Terex Corporation	11,083	249,146
Timken Company (The)	10	380
Titan International, Inc. (b)	161,580	1,444,525
TriMas Corporation (a)	29,794	804,140
Twin Disc, Inc.	1,184	19,062
Wabash National Corporation (a)	2,562	31,948
Woodward, Inc.	1,825	81,413
Xerium Technologies, Inc. (a)	6,619	101,866
		25,164,018
Marine - 0.2%
Baltic Trading Ltd.	14,510	23,506
Costamare, Inc.	7,045	120,329
Diana Shipping, Inc. (a)	29,273	194,373
DryShips, Inc. (a)	67,007	62,317
Matson, Inc.	36,334	1,262,606
Scorpio Bulkers, Inc. (a)	27,210	40,543
Star Bulk Carriers Corporation (a)	1,115	4,471
		1,708,145
Professional Services - 1.8%
CDI Corporation (b)	77,965	1,324,625
Corporate Executive Board Company (The)	1,858	127,310
CRA International, Inc. (a) (b)	43,222	1,276,346
Exponent, Inc.	769	61,628
Franklin Covey Company (a)	4,723	85,345
FTI Consulting, Inc. (a)	12,398	504,227
GP Strategies Corporation (a)	49,718	1,659,587
Heidrick & Struggles International, Inc. (b)	82,602	1,830,460
Huron Consulting Group, Inc. (a) (b)	16,874	1,269,262
ICF International, Inc. (a)	14,375	537,050
IHS, Inc. - Class A (a)	248	28,552
Insperity, Inc.	6,893	289,092
Korn/Ferry International (a)	12,726	362,691
ManpowerGroup, Inc.	2,857	208,218
Nielsen Holdings N.V.	3,999	174,196
Resources Connection, Inc.	82,715	1,381,341
TriNet Group, Inc. (a)	2,448	81,200
TrueBlue, Inc. (a)	53,816	1,187,181
VSE Corporation (b)	4,708	340,718
		12,729,029

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Industrials - 12.7%(Continued)
Road & Rail - 1.2%
ArcBest Corporation	24,712	$920,769
Covenant Transportation Group, Inc. - Class A (a) (b)	102,536	2,901,769
Heartland Express, Inc.	12,123	311,440
Old Dominion Freight Line, Inc. (a)	38	2,664
PAM Transportation Services, Inc. (a) (b)	2,089	120,953
Quality Distribution, Inc. (a) (b)	290,837	2,425,581
Ryder System, Inc.	3,334	276,022
Saia, Inc. (a) (b)	935	39,373
Student Transportation, Inc.	26,984	149,491
USA Truck, Inc. (a)	806	22,407
YRC Worldwide, Inc. (a)	53,099	842,150
		8,012,619
Trading Companies & Distributors - 0.6%
Aceto Corporation	115	2,231
Air Lease Corporation	2,344	81,899
Applied Industrial Technologies, Inc.	1,752	70,833
Beacon Roofing Supply, Inc. (a)	58,583	1,387,831
CAI International, Inc. (a) (b)	42,175	884,410
DXP Enterprises, Inc. (a)	2,758	113,133
H&E Equipment Services, Inc.	22,886	401,420
Houston Wire & Cable Company	384	4,251
MFC Industrial Ltd. (b)	44,001	182,604
MRC Global, Inc. (a)	29,008	313,577
Neff Corporation - Class A (a)	7,411	68,626
Textainer Group Holdings Ltd.	2,002	65,686
United Rentals, Inc. (a)	374	30,986
WESCO International, Inc. (a)	3,523	235,195
Willis Lease Finance Corporation (a)	4,125	85,223
		3,927,905
Transportation Infrastructure - 0.0%(d)
Wesco Aircraft Holdings, Inc. (a)	3,623	47,244

Information Technology - 16.5%
Communications Equipment - 2.1%
Alliance Fiber Optic Products, Inc.	11,746	170,082
ARRIS Group, Inc. (a)	3,280	86,001
Aruba Networks, Inc. (a) (b)	57,058	946,022
AudioCodes Ltd. (a)	4,815	24,797
Bel Fuse, Inc. - Class B (b)	29,019	682,527
Black Box Corporation	72,001	1,512,741
Calix, Inc. (a)	114,603	1,100,189
Ceragon Networks Ltd. (a) (b)	10,915	9,637
CIENA Corporation (a) (b)	89,083	1,649,817
CommScope Holding, Inc. (a)	6,855	192,660
Comtech Telecommunications Corporation (b)	29,716	981,817
Digi International, Inc. (a)	36,778	351,230
EchoStar Corporation - Class A (a)	17,000	886,890
EMCORE Corporation (a)	64,690	334,447
Emulex Corporation (a) (b)	113,116	708,106
Extreme Networks, Inc. (a)	435,272	1,279,700

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Information Technology - 16.5%(Continued)
Communications Equipment - 2.1%(Continued)
InterDigital, Inc. (b)	10,141	$506,847
Ixia (a)	636	6,449
Mitel Networks Corporation (a)	10,999	98,221
NETGEAR, Inc. (a)	29	979
Oclaro, Inc. (a)	49,235	70,406
Plantronics, Inc. (b)	7,121	326,355
Polycom, Inc. (a)	77,563	1,031,588
Radware Ltd. (a)	7,941	152,785
Ruckus Wireless, Inc. (a)	2,335	24,728
ShoreTel, Inc. (a) (b)	66,064	467,733
Sonus Networks, Inc. (a) (b)	11,948	227,968
ViaSat, Inc. (a)	8,594	483,155
Westell Technologies, Inc. - Class A (a)	6,776	8,470
Zhone Technologies, Inc. (a)	5,243	6,921
		14,329,268
Electronic Equipment, Instruments & Components - 2.5%
Anixter International, Inc. (a)	1,509	113,718
Avnet, Inc.	2,368	98,556
AVX Corporation	43,249	559,210
Badger Meter, Inc.	886	53,036
Benchmark Electronics, Inc. (a) (b)	3,291	79,741
Celestica, Inc. (a)	2,822	31,578
Checkpoint Systems, Inc. (a) (b)	163,683	2,121,332
Coherent, Inc. (a)	7,831	484,582
CUI Global, Inc. (a)	2,154	13,139
Daktronics, Inc.	59,079	731,398
DTS, Inc. (a)	30,391	842,439
Fabrinet (a)	4,330	70,709
FLIR Systems, Inc.	812	24,522
GSI Group, Inc. (The) (a)	13,819	182,687
Hollysys Automation Technologies Ltd. (a)	3,650	91,944
Ingram Micro, Inc. - Class A (a)	1,412	35,554
Insight Enterprises, Inc. (a)	9,535	225,693
Itron, Inc. (a)	831	30,922
Jabil Circuit, Inc.	8,797	181,306
KEMET Corporation (a)	166,830	633,954
Littelfuse, Inc. (b)	22,542	2,225,797
LRAD Corporation (a)	9,282	27,753
Mercury Systems, Inc. (a)	9,805	154,723
Mesa Laboratories, Inc.	120	9,140
Methode Electronics, Inc.	35,157	1,271,629
MicroVision, Inc. (a)	1,767	3,534
Nam Tai Property, Inc. (b)	7,326	35,531
Netlist, Inc. (a)	18,253	24,642
Orbotech Ltd. (a) (b)	6,255	96,515
OSI Systems, Inc. (a)	14,301	1,000,784
PC Connection, Inc.	36,682	871,198
Plexus Corporation (a)	2,471	93,626
RadiSys Corporation (a)	3,032	7,034
Rofin-Sinar Technologies, Inc. (a)	498	13,406

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Information Technology - 16.5%(Continued)
Electronic Equipment, Instruments & Components - 2.5%(Continued)
Rogers Corporation (a) (b)	32,462	$2,397,643
Sanmina Corporation (a) (b)	90,494	1,916,663
ScanSource, Inc. (a)	2,028	69,925
Supercom Ltd. (a)	97	812
SYNNEX Corporation	449	33,311
TTM Technologies, Inc. (a)	39,363	273,573
Vishay Precision Group, Inc. (a)	1,192	19,835
		17,153,094
Internet Software & Services - 3.5%
Aerohive Networks, Inc. (a)	20,108	79,829
AOL, Inc. (a) (b)	5,199	224,857
Autobytel, Inc. (a)	17,993	175,432
Blucora, Inc. (a)	55,145	745,560
Borderfree, Inc. (a)	57,553	351,073
Brightcove, Inc. (a)	10,217	73,154
Carbonite, Inc. (a)	26,547	399,001
Cimpress N.V. (a)	1,540	124,047
comScore, Inc. (a) (b)	15,585	647,713
Constant Contact, Inc. (a) (b)	36,112	1,365,756
CYREN Ltd. (a)	7,620	18,212
Demand Media, Inc. (a)	83,486	338,118
Dice Holdings, Inc. (a) (b)	102,600	848,502
Digital River, Inc. (a)	8,267	211,057
EarthLink Holdings Corporation (b)	503,672	2,125,496
Envestnet, Inc. (a) (b)	13,583	699,117
Everyday Health, Inc. (a)	61,175	849,109
Google, Inc. - Class C (a)	150	80,178
GrubHub, Inc. (a)	12,786	440,222
GTT Communications, Inc. (a)	23,305	268,241
IAC/InterActiveCorporation	5,682	346,318
Internap Corporation (a)	65,892	554,811
IntraLinks Holdings, Inc. (a) (b)	11,482	122,398
Limelight Networks, Inc. (a)	31,741	84,431
Liquidity Services, Inc. (a)	102,944	796,787
LivePerson, Inc. (a)	132,195	1,414,486
Marchex, Inc. - Class B	304,824	1,161,379
MeetMe, Inc. (a)	16,964	27,482
Monster Worldwide, Inc. (a)	157,511	650,520
NIC, Inc.	76,166	1,250,646
Perion Network Ltd. (a)	9,517	31,216
Points International Ltd. (a)	5,624	60,683
RealNetworks, Inc. (a)	125	879
SciQuest, Inc. (a)	103,797	1,475,993
Sohu.com, Inc. (a)	75	4,210
SPS Commerce, Inc. (a)	739	43,823
Stamps.com, Inc. (a)	5,440	247,901
Support.com, Inc. (a)	7,815	15,317
TechTarget, Inc. (a) (b)	98,915	1,093,011
Travelzoo, Inc. (a)	16,304	139,888
Tucows, Inc. - Class A (a)	4,613	81,097

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Information Technology - 16.5%(Continued)
Internet Software & Services - 3.5%(Continued)
United Online, Inc. (a) (b)	176,130	$2,324,916
Web.com Group, Inc. (a)	75,418	1,139,566
Wix.com Ltd. (a)	6,457	127,719
XO Group, Inc. (a)	80,512	1,323,617
Yandex N.V. - Class A (a)	989	14,726
Zix Corporation (a)	16,682	59,054
		24,657,548
IT Services - 1.6%
Acxiom Corporation (a)	7,338	133,552
Booz Allen Hamilton Holding Corporation (b)	6,591	191,864
CACI International, Inc. - Class A (a) (b)	9,458	800,052
CGI Group, Inc. - Class A (a)	18	713
CIBER, Inc. (a)	19,647	63,460
Convergys Corporation (b)	23,468	449,647
CoreLogic, Inc. (a)	2,327	77,256
Datalink Corporation (a)	62,434	709,250
DST Systems, Inc.	407	39,357
EPAM Systems, Inc. (a)	5,458	267,060
Euronet Worldwide, Inc. (a)	32,131	1,458,426
EVERTEC, Inc.	1,214	24,353
ExlService Holdings, Inc. (a)	684	20,096
Hackett Group, Inc. (The)	7,342	55,652
Higher One Holdings, Inc. (a)	3,891	12,879
iGATE Corporation (a)	3,562	126,095
Leidos Holdings, Inc. (b)	22,004	910,965
Luxoft Holding, Inc. (a)	10,359	404,208
Mantech International Corporation - Class A	54,805	1,782,807
MAXIMUS, Inc.	1,507	83,970
MoneyGram International, Inc. (a) (b)	213,160	1,816,123
NeuStar, Inc. - Class A (a)	1,962	51,581
Sapient Corporation (a)	15	373
Science Applications International Corporation	23,101	1,126,867
TeleTech Holdings, Inc. (a)	32,648	720,215
VeriFone Systems, Inc. (a)	166	5,211
WEX, Inc. (a)	425	39,121
		11,371,153
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Energy Industries, Inc. (a)	25,099	602,376
Advanced Micro Devices, Inc. (a)	166,026	426,687
Alpha & Omega Semiconductor Ltd. (a) (b)	40,229	352,808
Amkor Technology, Inc. (a) (b)	428,184	2,718,968
Broadcom Corporation - Class A	650	27,583
Brooks Automation, Inc.	6,587	85,038
Cabot Microelectronics Corporation (a)	18,419	910,083
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (b)	5,379	126,245
Cirrus Logic, Inc. (a)	7,896	209,244
Cohu, Inc. (b)	160,664	1,820,323
Cypress Semiconductor Corporation (a)	4,561	67,183
Diodes, Inc. (a) (b)	77,202	2,040,449
DSP Group, Inc. (a)	11,104	122,033

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Information Technology - 16.5%(Continued)
Semiconductors & Semiconductor Equipment - 3.9%(Continued)
Entegris, Inc. (a)	14,041	$182,533
FormFactor, Inc. (a)	82,105	619,893
Freescale Semiconductor Ltd. (a)	2,091	67,100
Inphi Corporation (a)	14,156	277,458
Integrated Device Technology, Inc. (a) (b)	125,245	2,290,731
Integrated Silicon Solution, Inc.	3,302	53,096
Intersil Corporation - Class A	5,778	82,683
IXYS Corporation	97,541	1,102,213
Kulicke & Soffa Industries, Inc. (a) (b)	6,740	102,246
M/A-COM Technology Solutions Holdings, Inc. (a)	11,820	384,268
MagnaChip Semiconductor Corporation (a)	10,560	151,853
Mattson Technology, Inc. (a)	162,030	533,079
MaxLinear, Inc. - Class A (a)	36,575	294,429
Mellanox Technologies Ltd. (a)	111	4,886
Micrel, Inc.	3,623	50,976
Micron Technology, Inc. (a)	7,238	211,820
Microsemi Corporation (a)	15,761	439,101
Nova Measuring Instruments Ltd. (a)	4,663	51,853
OmniVision Technologies, Inc. (a) (b)	1,074	29,041
ON Semiconductor Corporation (a)	7,964	79,720
PDF Solutions, Inc. (a)	24,504	407,256
Pericom Semiconductor Corporation (a)	42,634	622,883
PMC-Sierra, Inc. (a)	9,501	83,989
Power Integrations, Inc.	1,753	90,420
Sigma Designs, Inc. (a) (b)	420,533	2,674,590
Silicon Image, Inc. (a)	5,766	41,861
SunEdison Semiconductor Ltd. (a)	4,993	97,663
Synaptics, Inc. (a)	7,061	542,355
Teradyne, Inc.	2,377	43,024
Tessera Technologies, Inc. (b)	64,751	2,400,967
Texas Instruments, Inc.	349	18,654
Ultra Clean Holdings, Inc. (a) (b)	223,199	1,964,151
Xcerra Corporation (a) (b)	250,978	1,927,511
		27,433,323
Software - 2.4%
A10 Networks, Inc. (a)	52,844	253,651
ACI Worldwide, Inc. (a)	39,231	724,597
Advent Software, Inc.	29,221	1,222,899
Allot Communications Ltd. (a)	15,353	138,331
AVG Technologies N.V. (a)	1,635	32,340
Barracuda Networks, Inc. (a)	2,185	73,984
Bottomline Technologies, Inc. (a)	55,443	1,373,323
CA, Inc.	2,808	85,082
Callidus Software, Inc. (a)	6,073	90,791
Covisint Corporation (a)	30,427	67,548
CyberArk Software Ltd. (a)	594	20,119
Digital Turbine, Inc. (a)	243	809
Electronic Arts, Inc. (a)	721	39,554
Ellie Mae, Inc. (a)	4,329	191,515
EPIQ Systems, Inc. (b)	54,181	945,458

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Information Technology - 16.5%(Continued)
Software - 2.4%(Continued)
ePlus, Inc. (a) (b)	8,504	$573,510
Fair Isaac Corporation (b)	24,552	1,751,785
Globant S.A. (a)	2,943	40,849
Glu Mobile, Inc. (a)	11,239	39,449
HubSpot, Inc. (a)	634	21,334
Imperva, Inc. (a)	5,456	227,843
Infoblox, Inc. (a)	33,375	623,111
Jive Software, Inc. (a) (b)	29,677	170,940
Kofax Ltd. (a)	9,330	64,284
Manhattan Associates, Inc. (a)	1,129	50,399
Mavenir Systems, Inc. (a)	1,241	14,855
Mentor Graphics Corporation	6,744	155,179
MicroStrategy, Inc. - Class A (a)	5,079	820,766
Model N, Inc. (a) (b)	7,989	85,482
Monotype Imaging Holdings, Inc. (b)	7,542	221,282
Net 1 UEPS Technologies, Inc. (a)	6,859	81,554
Nuance Communications, Inc. (a)	10,969	150,769
Oracle Corporation	950	39,795
Paycom Software, Inc. (a)	14,041	367,453
Pegasystems, Inc. (b)	3,813	74,620
Progress Software Corporation (a) (b)	9,719	243,461
PROS Holdings, Inc. (a)	16,295	395,806
PTC, Inc. (a)	3,977	132,872
QAD, Inc. - Class A	15,476	299,306
Qualys, Inc. (a)	16,211	616,342
RealD, Inc. (a)	120,779	1,310,452
Rosetta Stone, Inc. (a)	94,288	850,478
Rovi Corporation (a)	28,962	669,312
Rubicon Project, Inc. (The) (a)	6,332	93,270
SolarWinds, Inc. (a)	821	39,531
Solera Holdings, Inc.	940	48,504
Synopsys, Inc. (a)	3,118	134,043
TeleCommunication Systems, Inc. - Class A (a)	34,979	98,991
TiVo, Inc. (a)	55,890	584,609
Yodlee, Inc. (a)	10,541	97,188
Zynga, Inc. - Class A (a)	7,648	19,579
		16,469,004
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	405	47,450
Avid Technology, Inc. (a)	1,278	16,563
Dot Hill Systems Corporation (a)	15,591	65,014
Electronics For Imaging, Inc. (a)	4,839	187,027
EMC Corporation	2,078	53,883
Hewlett-Packard Company	5,869	212,047
Hutchinson Technology, Inc. (a)	34,645	120,911
Imation Corporation (a)	3,275	12,314
Lexmark International, Inc. - Class A	10,128	404,208
NCR Corporation (a)	7,295	185,293
Novatel Wireless, Inc. (a)	41,076	216,881
QLogic Corporation (a) (b)	155,249	2,074,127

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Information Technology - 16.5%(Continued)
Technology Hardware, Storage & Peripherals - 0.5%(Continued)
Super Micro Computer, Inc. (a) (b)	3,510	$128,361
		3,724,079
Materials - 3.8%
Chemicals - 1.7%
A. Schulman, Inc.	366	12,755
Ashland, Inc.	4	474
Cabot Corporation	11,333	480,633
Calgon Carbon Corporation (a)	8,624	170,152
Celanese Corporation - Series A	2,570	138,163
Eastman Chemical Company	2,590	183,605
Ferro Corporation (a) (b)	146,671	1,632,448
FutureFuel Corporation	82,359	905,125
Huntsman Corporation	13,232	290,575
Innophos Holdings, Inc.	27,756	1,652,592
Innospec, Inc.	44,220	1,745,363
Intrepid Potash, Inc. (a)	7,661	101,968
KMG Chemicals, Inc.	26,009	544,108
Koppers Holdings, Inc.	19,433	352,903
Kraton Performance Polymers, Inc. (a)	8,949	173,074
Kronos Worldwide, Inc.	12,576	141,229
Minerals Technologies, Inc. (b)	10,516	687,010
OMNOVA Solutions, Inc. (a)	14,886	102,118
Orion Engineered Carbons S.A.	8,998	146,487
Penford Corporation (a)	1,393	26,216
Quaker Chemical Corporation	514	40,565
Stepan Company (b)	43,370	1,665,408
Trecora Resources (a)	10,986	151,058
Tredegar Corporation	2,105	45,026
Trinseo S.A. (a)	23,162	353,221
Westlake Chemical Partners, L.P.	4,332	109,816
		11,852,092
Construction Materials - 0.1%
United States Lime & Minerals, Inc.	506	34,990
US Concrete, Inc. (a)	28,589	724,445
		759,435
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	2,718	136,199
Avery Dennison Corporation	545	28,487
Crown Holdings, Inc. (a)	63	2,792
Greif, Inc. - Class A	19,318	737,948
Owens-Illinois, Inc. (a)	7,030	164,150
Rock-Tenn Company - Class A	800	51,920
		1,121,496
Metals & Mining - 1.1%
Alamos Gold, Inc.	14,605	77,406
Alcoa, Inc.	8,966	140,318
AuRico Gold, Inc.	11,904	46,902
Barrick Gold Corporation	3,681	47,043
Carpenter Technology Corporation	204	7,740
Century Aluminum Company (a) (b)	54,637	1,262,661

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Materials - 3.8%(Continued)
Metals & Mining - 1.1%(Continued)
Coeur Mining, Inc. (a)	27,408	$172,670
Compass Minerals International, Inc.	3,340	291,916
Dominion Diamond Corporation (a) (b)	4,601	76,377
Endeavour Silver Corporation (a)	61,798	169,327
Fortuna Silver Mines, Inc. (a)	6,240	30,139
Freeport-McMoRan, Inc.	3,691	62,046
Globe Specialty Metals, Inc.	14,485	223,359
Gold Resource Corporation	4,529	15,851
Handy & Harman Ltd. (a)	14,089	635,837
Kinross Gold Corporation (a)	13,960	47,324
Materion Corporation	421	13,872
Nevsun Resources Ltd.	33,832	117,059
New Gold, Inc. (a)	9,118	39,754
Noranda Aluminum Holding Corporation (b)	394,109	1,194,150
Nucor Corporation	1,441	62,900
Primero Mining Corporation (a)	19,175	77,083
Richmont Mines, Inc. (a)	27,825	97,944
Rio Alto Mining Ltd. (a)	63,179	181,324
Royal Gold, Inc.	463	33,549
Rubicon Minerals Corporation (a)	57,327	64,779
Ryerson Holding Corporation (a)	4,171	26,486
Sandstorm Gold Ltd. (a)	14,846	59,978
Silvercorp Metals, Inc.	125,597	165,788
Steel Dynamics, Inc.	1,820	31,013
SunCoke Energy, Inc.	87,517	1,321,507
Thompson Creek Metals Company, Inc. (a)	90,195	115,450
TimkenSteel Corporation	14,823	400,221
United States Steel Corporation	28	684
Worthington Industries, Inc.	4,316	129,178
Yamana Gold, Inc.	8,173	33,591
		7,473,226
Paper & Forest Products - 0.7%
Boise Cascade Company (a) (b)	10,730	433,921
Clearwater Paper Corporation (a)	1,745	129,165
Domtar Corporation (b)	68,029	2,605,511
Mercer International, Inc. (a)	7,508	95,201
P.H. Glatfelter Company	16,487	377,058
Resolute Forest Products, Inc. (a)	55,047	935,799
Schweitzer-Mauduit International, Inc.	14,747	573,068
		5,149,723
Telecommunication Services - 1.7%
Diversified Telecommunication Services - 1.3%
Atlantic Tele-Network, Inc.	7,861	522,206
Cincinnati Bell, Inc. (a) (b)	638,265	1,870,116
General Communication, Inc. - Class A (a) (b)	176,042	2,584,297
IDT Corporation - Class B	34,019	726,646
Inteliquent, Inc.	3,488	58,668
Intelsat S.A. (a) (b)	104,559	1,646,804
Lumos Networks Corporation	10,301	165,125
Premiere Global Services, Inc. (a)	71,693	633,766

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Telecommunication Services - 1.7%(Continued)
Diversified Telecommunication Services - 1.3%(Continued)
Radcom Ltd. (a)	1,202	$13,198
Vonage Holdings Corporation (a) (b)	209,468	879,766
Windstream Holdings, Inc.	12,782	101,617
Zayo Group Holdings, Inc. (a)	20	555
		9,202,764
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. - Class B	148	5,273
Shenandoah Telecommunications Company	2,010	59,717
Spōk Holdings, Inc.	1,777	30,422
Sprint Corporation (a)	5,503	23,663
Telephone and Data Systems, Inc. (b)	95,024	2,209,308
United States Cellular Corporation (a)	12,692	441,555
		2,769,938
Utilities - 0.8%
Electric Utilities - 0.4%
Cleco Corporation	360	19,570
El Paso Electric Company	5,414	216,885
FirstEnergy Corporation	653	26,335
Great Plains Energy, Inc.	13	384
MGE Energy, Inc.	3,200	146,880
OGE Energy Corporation	884	31,099
Pepco Holdings, Inc. (b)	11,057	303,515
PNM Resources, Inc.	49,160	1,499,380
UIL Holdings Corporation	1,562	71,852
Unitil Corporation	3,124	116,713
		2,432,613
Gas Utilities - 0.1%
Chesapeake Utilities Corporation	790	38,520
National Fuel Gas Company	41	2,601
New Jersey Resources Corporation	633	40,436
South Jersey Industries, Inc.	6,133	357,247
Southwest Gas Corporation	4,637	284,990
UGI Corporation	926	34,253
		758,047
Independent Power and Renewable Electricity Producers - 0.0%(d)
Calpine Corporation (a)	70	1,462
Vivint Solar, Inc. (a)	2,408	19,119
		20,581
Multi-Utilities - 0.1%
Black Hills Corporation	12,765	640,293
CenterPoint Energy, Inc.	5,180	119,606
MDU Resources Group, Inc.	5,031	113,751
		873,650
Water Utilities - 0.2%
American States Water Company	21,098	836,325
Aqua America, Inc.	1,710	46,255
California Water Service Group	5,334	130,896
Connecticut Water Service, Inc.	1,407	50,596
Middlesex Water Company	2,240	48,989

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Value
Utilities - 0.8%(Continued)
Water Utilities - 0.2%(Continued)
SJW Corporation	5,717	$193,063
		1,306,124

Total Common Stocks (Cost $615,632,978)		$621,034,286

OTHER INVESTMENTS - 5.4%	Shares	Value
Aberdeen Indonesia Fund, Inc.	18,010	$145,881
Aberdeen Israel Fund, Inc.	721	11,860
Aberdeen Japan Equity Fund, Inc.	14,016	99,514
Aberdeen Latin America Equity Fund, Inc.	3,300	71,412
Aberdeen Singapore Fund, Inc.	1,749	20,551
Adams Express Company (The)	34,667	464,191
Advent/Claymore Global Convertible Securities & Income Fund	35,185	222,017
AllianceBernstein Income Fund, Inc.	131,985	999,126
Alpine Global Premier Properties Fund	104,391	691,068
Alpine Total Dynamic Dividend Fund	12,179	103,034
ASA Gold and Precious Metals Ltd.	31,919	378,559
Bancroft Fund Ltd.	2,654	53,133
BlackRock Debt Strategies Fund, Inc.	82,360	302,261
BlackRock Long-Term Municipal Advantage Trust	1,000	11,700
BlackRock Maryland Bond Trust	1,317	19,821
BlackRock Muni New York Intermediate Duration Fund, Inc.	186	2,688
BlackRock Municipal Income Investment Trust	1,083	15,693
BlackRock MuniYield Michigan Quality Fund II, Inc.	7,608	102,328
BlackRock MuniYield New Jersey Quality Fund, Inc.	335	4,995
BlackRock MuniYield Pennsylvania Quality Fund	100	1,511
BlackRock New York Municipal Bond Trust	2,595	38,458
BlackRock New York Municipal Income Quality Trust	1,524	20,940
BlackRock Strategic Municipal Trust	10,369	146,721
Blackstone/GSO Long-Short Credit Income Fund	3,028	46,692
Blackstone/GSO Senior Floating Rate Term Fund	33,389	552,588
Blackstone/GSO Strategic Credit Fund	7,148	112,938
Boulder Growth & Income Fund, Inc.	34,274	296,470
Boulder Total Return Fund, Inc.	3,125	84,563
CBRE Clarion Global Real Estate Income Fund	38,669	359,622
Central Securities Corporation	11,695	243,958
ClearBridge Energy MLP Fund, Inc.	33,352	850,476
ClearBridge Energy MLP Opportunity Fund, Inc.	17,782	386,047
Clough Global Opportunities Fund	51,213	609,947
Cohen & Steers Infrastructure Fund, Inc.	22,370	511,378
Cohen & Steers Quality Income Realty Fund, Inc.	79,213	1,006,798
Cohen & Steers REIT and Preferred Income Fund, Inc.	70,307	1,382,939
Cohen & Steers Total Return Realty Fund, Inc.	2,018	27,445
Cushing MLP Total Return Fund (The)	230,909	953,654
Cushing Royalty and Income Fund	38,572	239,532
Cutwater Select Income Fund	1	9
Delaware Enhanced Global Dividend and Income Fund	24,460	270,283
Delaware Investments Colorado Municipal Income Fund, Inc.	250	3,630

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 5.4% (Continued)	Shares	Value
Delaware Investments National Municipal Income Fund	4,203	$57,077
Denali Fund (The)	4,366	95,484
Deutsche Global High Income Fund, Inc.	3,015	24,150
DTF Tax-Free Income, Inc.	5,500	86,845
Duff & Phelps Global Utility Income Fund, Inc.	64,131	1,335,849
Eagle Capital Growth Fund, Inc.	18,757	143,303
Eaton Vance Massachusetts Municipal Bond Fund	2,039	30,585
Eaton Vance Massachusetts Municipal Income Fund	850	11,951
Eaton Vance Michigan Municipal Bond Fund	869	12,018
Eaton Vance Michigan Municipal Income Trust	2,085	27,522
Eaton Vance Municipal Income Term Trust	7,614	139,488
Eaton Vance National Municipal Opportunities Trust	9,019	194,720
Eaton Vance New Jersey Municipal Bond Fund	1,942	25,751
Eaton Vance New Jersey Municipal Income Trust	1,307	16,507
Eaton Vance New York Municipal Bond Fund 2	642	8,025
Eaton Vance Pennsylvania Municipal Income Trust	5,170	65,194
Eaton Vance Risk-Managed Diversified Equity Income Fund	56,955	598,597
Ellsworth Fund Ltd.	10,551	90,211
Engex, Inc. (a)	633	2,722
Federated Premier Intermediate Municipal Income Fund	1,400	18,522
First Trust Dividend and Income Fund	4,698	40,497
First Trust Energy Infrastructure Fund	9,895	223,330
GDL Fund (The)	19,660	199,549
General American Investors Company, Inc.	10,587	353,500
Invesco Trust for Investment Grade New York Municipals	5,705	80,783
Invesco Value Municipal Income Trust	1	15
Invesco Van Kampen Pennsylvania Value Municipal Income Trust	16,280	227,594
Japan Smaller Capitalization Fund, Inc.	27,668	251,779
John Hancock Income Securities Trust	2,475	35,665
Kayne Anderson Energy Total Return Fund, Inc.	45,328	1,101,017
Kayne Anderson Midstream/Energy Fund, Inc.	30,033	932,525
Latin American Discovery Fund, Inc.	700	7,357
Lazard Global Total Return & Income Fund, Inc.	735	11,385
Lazard World Dividend & Income Fund, Inc.	9,430	120,233
Liberty All-Star Equity Fund	60,700	338,099
Liberty All-Star Growth Fund, Inc.	55,890	271,625
Managed Duration Investment Grade Municipal Fund	5,609	78,302
Mexico Equity and Income Fund, Inc. (The)	3,600	43,560
MFS High Income Municipal Trust	22,331	110,762
MFS Multimarket Income Trust	81,472	508,385
Montgomery Street Income Securities, Inc.	345	5,741
Morgan Stanley China A Share Fund, Inc.	54,797	1,600,072
Morgan Stanley Emerging Markets Debt Fund, Inc.	3,712	33,928
Morgan Stanley Emerging Markets Fund, Inc.	9,342	136,580
Neuberger Berman California Intermediate Municipal Fund, Inc.	5,631	90,096
Neuberger Berman Real Estate Securities Income Fund, Inc.	48,904	271,906
New Germany Fund, Inc. (The)	300	4,215
New Ireland Fund, Inc. (The)	2,670	33,215
Nuveen AMT-Free Municipal Income Fund	82,406	1,179,229
Nuveen Build America Bond Opportunity Fund	597	13,396

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 5.4% (Continued)	Shares	Value
Nuveen Connecticut Premium Income Municipal Fund	21,484	$280,366
Nuveen Core Equity Alpha Fund	3,695	61,965
Nuveen Diversified Dividend and Income Fund	1,386	16,660
Nuveen Dividend Advantage Municipal Fund	97,300	1,436,148
Nuveen Dividend Advantage Municipal Income Fund	40,424	596,658
Nuveen Energy MLP Total Return Fund	26,671	487,546
Nuveen Maryland Premium Income Municipal Fund	32,114	417,482
Nuveen Massachusetts Premium Income Municipal Fund	4,500	61,875
Nuveen Municipal Market Opportunity Fund	776	11,027
Nuveen Municipal Opportunity Fund, Inc.	35,927	540,701
Nuveen New Jersey Dividend Advantage Municipal Fund	29,474	415,583
Nuveen New Jersey Municipal Value Fund	534	8,074
Nuveen New York Dividend Advantage Municipal Fund	1,600	22,448
Nuveen New York Dividend Advantage Municipal Fund 2	4,447	61,191
Nuveen New York Performance Plus Municipal Fund, Inc.	2,400	35,904
Nuveen North Carolina Premium Income Municipal Fund	26,111	351,454
Nuveen Ohio Quality Income Municipal Fund	8,975	143,151
Nuveen Premier Municipal Income Fund, Inc.	17,939	258,860
Nuveen Premium Income Municipal Fund 2	12,842	188,266
Nuveen Quality Municipal Fund, Inc.	7,370	101,338
Nuveen Real Estate Income Fund	4,873	58,281
Nuveen S&P 500 Buy-Write Income Fund	66,161	846,199
Nuveen Select Quality Municipal Fund	22,593	330,310
Nuveen Texas Quality Income Municipal Fund	12,505	185,074
Putnam Managed Municipal Income Trust	12,760	94,807
RENN Global Entrepreneurs Fund, Inc. (a)	12,900	16,254
RMR Real Estate Income Fund	38,987	877,209
Royce Micro-Cap Trust, Inc.	28,481	271,139
Salient Midstream & MLP Fund	29,547	637,033
Strategic Global Income Fund, Inc.	15,785	133,699
Swiss Helvetia Fund, Inc. (The)	31,970	353,269
Taiwan Fund, Inc. (The)	500	8,055
Templeton Dragon Fund, Inc.	46,644	1,090,537
Templeton Emerging Markets Fund	20,717	318,006
Templeton Emerging Markets Income Fund	36,225	401,011
Thai Fund, Inc. (The)	27,151	251,961
Tortoise MLP Fund, Inc.	20,535	535,142
Tortoise Pipeline & Energy Fund, Inc.	19,355	551,424
Tri-Continental Corporation	33,585	700,247
Turkish Investment Fund, Inc. (The)	7,376	81,874
Voya Emerging Markets High Income Dividend Equity Fund	30,497	310,764
Voya Global Advantage and Premium Opportunity Fund	2,400	26,928
Voya Infastructure, Industrials and Materials Fund	35,661	540,977
Voya Prime Rate Trust	32,010	168,053
Wells Fargo Advantage Multi-Sector Income Fund	12,256	166,804
Western Asset Municipal High Income Fund, Inc.	12,412	95,324
Western Asset Worldwide Income Fund, Inc.	5,332	59,612
Total Other Investments (Cost $37,618,337)		$37,761,982

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

RIGHTS - 0.1%	Shares	Value
Wright Medical Group, Inc.	79,097	$344,072
Providence Service Corporation (The) (c)	473	0
Total Rights (Cost $0)		$344,072

WARRANTS - 0.0%(d)	Shares	Value
Imperial Holdings, Inc. (c) (Cost $0)	1,663	$0

CORPORATE BONDS - 0.0% (d)	Par Value	Value
Financials - 0.0% (d)
GAMCO Investors, Inc., 0.00%, due 12/31/2015	$3,100	$3,007
Gyrodyne Company of America, Inc., 5.00%, due 6/30/2017 (c)	12,110	0
Total Corporate Bonds (Cost $12,110)		$3,007

MONEY MARKET FUNDS - 0.6%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.01% (e)	3,180,017	$3,180,017
UMB Money Market Fiduciary, 0.01% (b) (e)	913,973	913,973
Total Money Market Funds (Cost $4,093,990)		$4,093,990

Total Investments at Value - 94.9% (Cost $657,357,415)		$663,237,337
Other Assets in Excess of Liabilities - 5.1%		35,965,582	(f)

Net Assets - 100.0%		$699,202,919

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is $0 at January 31, 2015, representing 0.0% of net assets (Note 1).
(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of January 31, 2015.
(f)	Includes cash held as margin deposits for open short positions and futures contracts.

See accompanying notes to Schedules of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
January 31, 2015(Unaudited)

COMMON STOCKS - 69.5%	Shares	Value
Consumer Discretionary - 9.6%
Auto Components - 0.6%
Ballard Power Systems, Inc.	456,040	$706,862
Dorman Products, Inc.	13,383	612,005
Drew Industries, Inc.	14,124	710,155
Fox Factory Holding Corporation	20,798	315,922
Gentex Corporation	4,386	73,202
Quantum Fuel Systems Technologies Worldwide, Inc.	88,137	220,342
Remy International, Inc.	48,939	1,040,932
Standard Motor Products, Inc.	16,613	605,710
Stoneridge, Inc.	2,098	26,477
Strattec Security Corporation	200	12,600
		4,324,207
Automobiles - 0.2%
Kandi Technologies Group, Inc.	85,252	1,135,557
Tesla Motors, Inc.	1,738	353,857
Winnebago Industries, Inc.	680	13,525
		1,502,939
Distributors - 0.0% (a)
Pool Corporation	3,814	237,269

Diversified Consumer Services - 0.6%
2U, Inc.	58,369	1,038,385
American Public Education, Inc.	622	20,881
Bright Horizons Family Solutions, Inc.	1,842	89,429
Career Education Corporation	49,766	277,694
H&R Block, Inc.	826	28,315
ITT Educational Services, Inc.	54,367	395,248
Lincoln Educational Services Corporation	3,354	8,721
Matthews International Corporation - Class A	9,019	417,850
Outerwall, Inc.	4,064	252,293
Sotheby's	12,266	521,918
Strayer Education, Inc.	1,154	77,318
Weight Watchers International, Inc.	74,929	1,240,824
		4,368,876
Hotels, Restaurants & Leisure - 2.0%
Arcos Dorados Holdings, Inc. - Class A	14,550	80,752
Biglari Holdings, Inc.	1,388	574,590
BJ's Restaurants, Inc.	18,986	840,890
Caesars Acquisition Company - Class A	2,129	16,670
Caesars Entertainment Corporation	143,298	1,560,515
Cheesecake Factory, Inc. (The)	2,477	130,067
Choice Hotels International, Inc.	491	28,208
Churchill Downs, Inc.	1,390	132,036
Chuy's Holdings, Inc.	32,666	698,072
Cosi, Inc.	2,676	6,877
Diamond Resorts International, Inc.	1,040	29,515
Dunkin' Brands Group, Inc.	1,392	65,855
El Pollo Loco Holdings, Inc.	10,249	263,707
Empire Resorts, Inc.	169,334	999,071
Famous Dave's of America, Inc.	12,522	379,041

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Consumer Discretionary - 9.6% (Continued)
Hotels, Restaurants & Leisure - 2.0% (Continued)
International Speedway Corporation - Class A	3,696	$107,517
Interval Leisure Group, Inc.	20,910	482,603
Jack in the Box, Inc.	1,120	94,965
Krispy Kreme Doughnuts, Inc.	1,185	23,072
Life Time Fitness, Inc.	11,040	603,557
Marriott International, Inc. - Class A	5	372
Monarch Casino & Resort, Inc.	9,782	169,229
Noodles & Company	52,667	1,353,542
Panera Bread Company - Class A	1,352	232,355
Papa John's International, Inc.	5,541	351,632
Papa Murphy's Holdings, Inc.	172,166	2,288,086
Potbelly Corporation	28,787	403,882
Rave Restaurant Group, Inc.	28,679	370,819
Red Lion Hotels Corporation	1,125	7,222
Restaurant Brands International, Inc.	2,448	94,689
Sonic Corporation	532	16,104
Town Sports International Holdings, Inc.	7,982	52,522
Zoe's Kitchen, Inc.	51,763	1,601,547
		14,059,581
Household Durables - 1.0%
Blyth, Inc.	81,712	605,486
Century Communities, Inc.	10,645	171,384
D.R. Horton, Inc.	872	21,381
Dixie Group, Inc. (The)	5,361	43,317
Ethan Allen Interiors, Inc.	32,214	876,865
Garmin Ltd.	1,542	80,739
GoPro, Inc. - Class A	13,757	684,411
Installed Building Products, Inc.	5,378	95,997
iRobot Corporation	28,783	908,104
LGI Homes, Inc.	70,957	934,504
MDC Holdings, Inc.	1,358	33,950
Meritage Homes Corporation	5,744	209,139
NVR, Inc.	177	221,999
Ryland Group, Inc. (The)	3,293	132,214
Standard Pacific Corporation	93,455	656,054
Tupperware Brands Corporation	538	36,374
WCI Communities, Inc.	21,627	417,617
William Lyon Homes - Class A	27,220	519,358
		6,648,893
Internet & Catalog Retail - 0.3%
1-800-FLOWERS.COM, Inc. - Class A	13,138	103,659
Blue Nile, Inc.	27	839
FTD Companies, Inc.	2,668	91,379
Lands' End, Inc.	911	31,603
NetFlix, Inc.	229	101,172
NutriSystem, Inc.	3,008	53,603
PetMed Express, Inc.	49,611	778,893
Shutterfly, Inc.	12,634	554,254
Travelport Worldwide Ltd.	5,877	91,622
TripAdvisor, Inc.	2,049	137,303

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Consumer Discretionary - 9.6% (Continued)
Internet & Catalog Retail - 0.3% (Continued)
Wayfair, Inc. - Class A	1,762	$34,465
zulily, Inc. - Class A	23,039	426,221
		2,405,013
Leisure Products - 0.6%
Black Diamond, Inc.	98,565	626,874
JAKKS Pacific, Inc.	201,367	1,212,229
LeapFrog Enterprises, Inc.	63,148	150,292
Nautilus, Inc.	16,439	234,091
Smith & Wesson Holding Corporation	44,446	546,686
Sturm Ruger & Company, Inc.	26,247	1,060,379
		3,830,551
Media - 0.9%
AMC Networks, Inc. - Class A	2,363	157,612
Carmike Cinemas, Inc.	13,253	366,711
DreamWorks Animation SKG, Inc. - Class A	97,086	1,812,596
E.W. Scripps Company - Class A	10,629	209,710
Entercom Communications Corporation - Class A	50	578
Entravision Communications Corporation - Class A	56,248	347,050
Harte-Hanks, Inc.	58	422
Lions Gate Entertainment Corporation	7,863	225,904
Live Nation, Inc.	1,386	32,945
Meredith Corporation	4,104	213,654
Morningstar, Inc.	3,553	236,594
News Corporation - Class B	1,521	21,963
Nexstar Broadcasting Group, Inc. - Class A	2,675	133,469
Pandora Media, Inc.	2,508	41,633
ReachLocal, Inc.	3,458	10,478
Regal Entertainment Group - Class A	3,363	71,161
SFX Entertainment, Inc.	319,359	1,050,691
Sizmek, Inc.	25,461	151,748
World Wrestling Entertainment, Inc. - Class A	111,084	1,345,227
		6,430,146
Multiline Retail - 0.4%
Bon-Ton Stores, Inc. (The)	90,079	493,633
Dollar General Corporation	9	604
Gordmans Stores, Inc.	2,747	10,164
J. C. Penney Company, Inc.	52,301	380,228
Sears Canada, Inc.	2,423	22,534
Sears Holdings Corporation	13,917	443,117
Tuesday Morning Corporation	84,117	1,488,871
		2,839,151
Specialty Retail - 2.2%
Aaron's, Inc.	45,351	1,435,813
Aéropostale, Inc.	197,576	482,085
America's Car-Mart, Inc.	7,052	374,532
AutoZone, Inc.	48	28,654
bebe stores, inc.	31,314	112,104
Big 5 Sporting Goods Corporation	22	262
Buckle, Inc. (The)	26,951	1,368,841
Cabela's, Inc.	2,973	163,366

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Consumer Discretionary - 9.6% (Continued)
Specialty Retail - 2.2% (Continued)
CarMax, Inc.	3,254	$202,073
Conn's, Inc.	122,407	1,926,686
Destination XL Group, Inc.	7,086	35,997
Dick's Sporting Goods, Inc.	1,852	95,656
Finish Line, Inc. (The) - Class A	8,546	201,686
Five Below, Inc.	33,178	1,105,491
Francesca's Holdings Corporation	58,363	925,637
GameStop Corporation - Class A	18,026	635,417
Guess?, Inc.	20,306	381,347
hhgregg, Inc.	3,750	20,588
Hibbett Sports, Inc.	22,973	1,080,650
Kirkland's, Inc.	21,313	495,954
Lumber Liquidators Holdings, Inc.	22,409	1,415,128
Men's Wearhouse, Inc. (The)	365	16,962
Monro Muffler Brake, Inc.	18,687	1,067,775
O'Reilly Automotive, Inc.	100	18,736
Pier 1 Imports, Inc.	17,498	294,141
Rent-A-Center, Inc.	24,466	838,694
Signet Jewelers Ltd.	216	26,160
Sportman's Warehouse Holdings, Inc.	33,563	239,304
Tile Shop Holdings, Inc. (The)	26,154	212,370
Urban Outfitters, Inc.	3,737	130,272
Zumiez, Inc.	6,129	228,550
		15,560,931
Textiles, Apparel & Luxury Goods - 0.8%
Alpha Pro Tech Ltd.	143,977	374,340
American Apparel, Inc.	227,404	202,390
Columbia Sportswear Company	9,133	388,152
CROCS, Inc.	1,477	15,656
Deckers Outdoor Corporation	7,423	490,289
Iconix Brand Group, Inc.	3,223	107,133
Lakeland Industries, Inc.	62,777	533,604
Perry Ellis International, Inc.	79	1,889
Quiksilver, Inc.	395,873	740,283
Ralph Lauren Corporation	692	115,488
Sequential Brands Group, Inc.	84,635	875,972
Skechers U.S.A., Inc. - Class A	856	51,660
Tumi Holdings, Inc.	22,740	515,516
Under Armour, Inc. - Class A	886	63,863
Vera Bradley, Inc.	28,639	546,146
Vince Holding Corporation	1,503	35,245
Wolverine World Wide, Inc.	5,922	166,704
		5,224,330
Consumer Staples - 2.6%
Beverages - 0.1%
Boston Beer Company, Inc. - Class A	50	15,726
Brown-Forman Corporation - Class B	2,423	215,332
Craft Brewers Alliance, Inc.	22,812	271,463
Dr Pepper Snapple Group, Inc.	1,187	91,719
Monster Beverage Corporation	1,068	124,903

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Consumer Staples - 2.6% (Continued)
Beverages - 0.1% (Continued)
Primo Water Corporation	1,965	$8,312
Reed's, Inc.	1,721	9,379
		736,834
Food & Staples Retailing - 1.0%
Chefs' Warehouse, Inc. (The)	103,192	2,207,277
Fairway Group Holdings Corporation	17,388	79,289
Fresh Market, Inc. (The)	39,979	1,523,600
Natural Grocers by Vitamin Cottage, Inc.	70,101	2,159,111
Sprouts Farmers Market, Inc.	10,795	393,046
SUPERVALU, Inc.	36,759	358,033
Sysco Corporation	4,014	157,228
United Natural Foods, Inc.	1	77
Whole Foods Market, Inc.	831	43,291
		6,920,952
Food Products - 1.0%
Amira Nature Foods Ltd.	91,721	1,141,009
B&G Foods, Inc.	7,765	231,708
Boulder Brands, Inc.	111,480	1,118,144
Flowers Foods, Inc.	3,110	60,832
Freshpet, Inc.	53,668	820,584
Hain Celestial Group, Inc. (The)	3,648	192,505
Hershey Company (The)	664	67,867
Inventure Foods, Inc.	13,876	141,119
J & J Snack Foods Corporation	2,010	197,221
Kellogg Company	359	23,543
Keurig Green Mountain, Inc.	320	39,219
Limoneira Company	9	187
McCormick & Company, Inc.	325	23,202
Omega Protein Corporation	10,668	112,441
Pilgrim's Pride Corporation	6,175	167,651
S&W Seed Company	20,655	106,167
Sanderson Farms, Inc.	2,655	212,294
Snyder's-Lance, Inc.	55,933	1,627,091
Tootsie Roll Industries, Inc.	24,062	750,494
		7,033,278
Household Products - 0.0% (a)
Church & Dwight Company, Inc.	1,631	131,980
Energizer Holdings, Inc.	243	31,106
WD-40 Company	3,292	270,142
		433,228
Personal Products - 0.4%
China-Biotics, Inc. (b)	535,616	696,301
Elizabeth Arden, Inc.	17,031	251,718
Herbalife Ltd.	7,423	226,253
IGI Laboratories, Inc.	35,448	353,062
Medifast, Inc.	17,532	555,589
Nu Skin Enterprises, Inc. - Class A	11,525	472,295
		2,555,218
Tobacco - 0.1%
Altria Group, Inc.	951	50,498

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Consumer Staples - 2.6% (Continued)
Tobacco - 0.1% (Continued)
Universal Corporation	12,189	$489,510
Vector Group Ltd.	101	2,261
		542,269
Energy - 4.8%
Energy Equipment & Services - 0.9%
CARBO Ceramics, Inc.	24,911	816,583
Diamond Offshore Drilling, Inc.	39,177	1,235,251
Ensco plc - Class A	10	280
FMSA Holdings, Inc.	11,326	58,782
Frank's International N.V.	9,815	160,672
Geospace Technologies Corporation	34,859	835,919
Gulfmark Offshore, Inc. - Class A	1,825	36,007
Hornbeck Offshore Services, Inc.	375	8,325
ION Geophysical Corporation	98,579	221,803
Key Energy Services, Inc.	86,650	145,572
McDermott International, Inc.	118,504	266,634
Newpark Resources, Inc.	20,651	178,425
North Atlantic Drilling Ltd.	103,184	147,553
Nuverra Environmental Solutions, Inc.	360,906	804,820
Paragon Offshore plc	111,914	233,900
PHI, Inc.	757	25,897
Profire Energy, Inc.	583	1,329
Rowan Companies plc - Class A	16,701	352,725
SEACOR Holdings, Inc.	2,101	151,167
Seadrill Partners, LLC	37,622	517,302
Transocean Ltd.	6,386	104,092
Transocean Partners, LLC	4,084	59,749
		6,362,787
Oil, Gas & Consumable Fuels - 3.9%
Alpha Natural Resources, Inc.	199,354	207,328
Amyris, Inc.	51,287	88,214
Approach Resources, Inc.	224,081	1,404,988
Arch Coal, Inc.	189,796	175,998
Ardmore Shipping Corporation	42,186	477,545
Baytex Energy Corporation	4,034	63,092
California Resources Corporation	5,488	28,098
Callon Petroleum Company	7,209	39,289
Capital Product Partners, L.P.	23,517	215,416
Cheniere Energy, Inc.	2,647	188,943
Chesapeake Granite Wash Trust	80,246	537,648
Clean Energy Fuels Corporation	199,426	831,606
Cloud Peak Energy, Inc.	18,238	123,836
Cobalt International Energy, Inc.	60,048	547,638
Continental Resources, Inc.	1,634	74,184
Diamondback Energy, Inc.	3,089	213,110
Eclipse Resources Corporation	155,286	962,773
Enbridge Energy Management, LLC	2,542	95,300
Energy XXI (Bermuda) Ltd.	6,838	20,104
EXCO Resources, Inc.	187,464	373,053
Feishang Anthracite Resources Ltd.	12,465	20,613

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Energy - 4.8% (Continued)
Oil, Gas & Consumable Fuels - 3.9% (Continued)
Foresight Energy, L.P.	1,831	$28,197
Frontline Ltd.	56,721	131,025
Genesis Energy, L.P.	12	520
Golar LNG Ltd.	1,483	42,058
Golar LNG Partners, L.P.	83	2,253
Goodrich Petroleum Corporation	600,337	1,512,849
Gran Tierra Energy, Inc.	14,697	31,452
Green Plains, Inc.	2,719	63,652
Halcon Resources Corporation	1,597,058	2,235,881
Harvest Natural Resources, Inc.	6,105	3,830
InterOil Corporation	6	226
Jones Energy, Inc. - Class A	5,405	55,131
JP Energy Partners, L.P.	988	12,231
Knightsbridge Shipping Ltd.	168,131	674,205
Kosmos Energy, LLC	3,542	31,063
Laredo Petroleum, Inc.	9,168	89,938
LinnCo, LLC	45,617	471,224
Magnum Hunter Resources Corporation	287,795	558,322
Midcoast Energy Partners, L.P.	68	798
Nordic American Offshore Ltd.	132,339	1,488,814
Northern Oil & Gas, Inc.	19,901	124,978
Oasis Petroleum, Inc.	17,312	232,673
Parsley Energy, Inc. - Class A	32,040	537,311
PDC Energy, Inc.	2,136	98,128
Penn Virginia Corporation	41,909	204,516
Plains GP Holdings L.P. - Class A	571	14,892
Renewable Energy Group, Inc.	28,537	249,413
Resolute Energy Corporation	593	433
Rex Energy Corporation	66,870	236,720
Rice Energy, Inc.	38,087	650,526
Ring Energy, Inc.	6,122	55,833
RSP Permian, Inc.	19,547	523,860
SandRidge Energy, Inc.	616,441	869,182
Sandridge Mississippian Trust II	7,057	31,756
Scorpio Tankers, Inc.	30,662	241,310
Ship Finance International Ltd.	8,076	112,176
SM Energy Company	1,156	43,720
Solazyme, Inc.	1,023,640	2,262,244
Stone Energy Corporation	39,564	557,061
Targa Resources Partners, L.P.	10	450
Triangle Petroleum Corporation	203,450	1,068,112
Ultra Petroleum Corporation	165,219	2,106,542
Uranium Energy Corporation	1,353,670	1,719,161
VAALCO Energy, Inc.	100,552	557,058
Vertex Energy, Inc.	52,785	183,692
VTTI Energy Partners, L.P.	397	9,175
W&T Offshore, Inc.	68	344
Warren Resources, Inc.	55,588	58,367
Williams Companies, Inc.	608	26,667

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Energy - 4.8% (Continued)
Oil, Gas & Consumable Fuels - 3.9% (Continued)
World Fuel Services Corporation	1,075	$52,643
		26,951,388
Financials - 13.6%
Banks - 3.5%
Ameris Bancorp	5,965	143,935
Associated Banc-Corp	68,751	1,155,704
BancorpSouth, Inc.	70,132	1,392,120
Bank of Hawaii Corporation	7,510	424,015
Bryn Mawr Bank Corporation	11,488	334,875
Capital Bank Financial Corporation - Class A	2,012	49,133
CenterState Banks, Inc.	591	6,507
Citizens & Northern Corporation	41	793
City Holding Company	41,858	1,771,849
City National Corporation	688	59,643
CoBiz Financial, Inc.	9,124	99,452
Columbia Banking System, Inc.	35	890
Commerce Bancshares, Inc.	6,764	270,560
Community Bank System, Inc.	35,340	1,188,484
ConnectOne Bancorp, Inc.	30,977	569,977
Customers Bancorp, Inc.	109,057	2,142,970
CVB Financial Corporation	18,616	271,980
First Busey Corporation	27,993	172,437
First Commonwealth Financial Corporation	40,223	317,359
First Financial Bankshares, Inc.	51,072	1,261,478
First NBC Bank Holding Company	563	17,431
First Republic Bank	869	44,250
FNB Corporation	2,646	31,752
Glacier Bancorp, Inc.	13,960	310,889
Great Southern Bancorp, Inc.	13,410	484,369
Heritage Financial Corporation	28	435
Hilltop Holdings, Inc.	1	9
HomeTrust Bancshares, Inc.	51	788
Independent Bank Corporation (Massachusetts)	44,551	1,685,364
Lakeland Bancorp, Inc.	56,586	610,563
Lakeland Financial Corporation	6,146	231,950
NBT Bancorp, Inc.	17,314	398,395
OptimumBank Holdings, Inc.	224	222
Park National Corporation	11,230	903,004
Park Sterling Corporation	6,553	43,905
Peoples Bancorp, Inc.	25,628	585,600
Pinnacle Financial Partners, Inc.	73	2,624
Renasant Corporation	3,747	98,022
S&T Bancorp, Inc.	936	25,731
Sandy Spring Bancorp, Inc.	6,418	158,717
Seacoast Banking Corporation of Florida	26,566	336,326
South State Corporation	4,160	248,394
Southside Bancshares, Inc.	53,878	1,470,869
SunTrust Banks, Inc.	1,344	51,636
Tompkins Financial Corporation	261	13,381
TowneBank	56,571	820,845

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Financials - 13.6% (Continued)
Banks - 3.5% (Continued)
Trustmark Corporation	6,193	$132,282
United Bankshares, Inc.	4,092	138,351
Valley National Bancorp	92,493	839,836
Washington Trust Bancorp, Inc.	16,262	595,514
Webster Financial Corporation	11,273	344,165
WesBanco, Inc.	3,645	110,006
Westamerica Bancorporation	46,998	1,911,879
Wintrust Financial Corporation	3,769	163,838
		24,445,503
Capital Markets - 0.8%
Actua Corporation	40,686	655,045
Ares Management, L.P.	17,200	326,628
Ashford, Inc.	195	28,275
CorEnergy Infrastructure Trust, Inc.	17,546	114,926
Cowen Group, Inc. - Class A	127,412	530,034
Diamond Hill Investment Group, Inc.	7	910
Eaton Vance Corporation	5,815	234,054
FBR & Company	806	18,071
Federated Investors, Inc. - Class B	8,843	279,527
Fidus Investment Corporation	30,878	444,643
Financial Engines, Inc.	4,909	176,233
FS Investment Corporation	12,664	118,028
Full Circle Capital Corporation	9,973	45,377
Gladstone Capital Corporation	100	741
Gladstone Investment Corporation	28,576	209,176
Golub Capital BDC, Inc.	9,041	161,291
Horizon Technology Finance Corporation	67	921
Invesco Ltd.	12	441
KCAP Financial, Inc.	5,172	34,342
KCG Holdings, Inc. - Class A	1,505	18,406
Ladenburg Thalmann Financial Services, Inc.	123,185	469,335
Northern Trust Corporation	951	62,176
NorthStar Asset Management Group, Inc.	1,107	23,435
OHA Investment Corporation	20,019	92,288
PennantPark Floating Rate Capital Ltd.	23,455	312,421
Piper Jaffray Companies, Inc.	2,793	142,583
RCS Capital Corporation - Class A	66,250	624,737
Safeguard Scientifics, Inc.	27,661	507,026
SEI Investments Company	870	34,948
Solar Senior Capital Ltd.	1,459	22,148
WhiteHorse Finance, Inc.	39	439
WisdomTree Investments, Inc.	4	70
		5,688,675
Consumer Finance - 0.7%
Atlanticus Holdings Corporation	86,471	221,366
Encore Capital Group, Inc.	7,883	293,405
Enova International, Inc.	1,423	27,393
EZCORP, Inc. - Class A	68,074	701,843
First Cash Financial Services, Inc.	18,802	934,835
Green Dot Corporation - Class A	4,779	72,880

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Financials - 13.6% (Continued)
Consumer Finance - 0.7% (Continued)
Imperial Holdings, Inc.	21	$125
JG Wentworth Company - Class A	979	9,330
PRA Group, Inc.	8,251	408,589
SLM Corporation	6,021	54,851
World Acceptance Corporation	22,119	1,624,641
		4,349,258
Diversified Financial Services - 0.3%
CBOE Holdings, Inc.	3,260	210,172
CME Group, Inc.	1,404	119,761
Global Eagle Entertainment, Inc.	2,769	42,629
Intercontinental Exchange, Inc.	119	24,482
MarketAxess Holdings, Inc.	11,528	875,782
Medallion Financial Corporation	7,289	69,100
PHH Corporation	24,819	618,986
PICO Holdings, Inc.	8,505	135,995
		2,096,907
Insurance - 1.3%
Ambac Financial Group, Inc.	25,493	623,304
AmTrust Financial Services, Inc.	5,304	268,488
Arthur J. Gallagher & Company	1,641	72,910
Brown & Brown, Inc.	774	23,878
Cincinnati Financial Corporation	1,287	65,006
Federated National Holding Company	63,657	1,853,055
Global Indemnity plc	69	1,811
Greenlight Capital Re Ltd. - Class A	60,762	1,908,534
HCI Group, Inc.	24,066	1,112,090
Health Insurance Innovations, Inc. - Class A	3,314	23,496
Markel Corporation	332	226,876
Montpelier Re Holdings Ltd.	47,729	1,676,720
Old Republic International Corporation	15,112	212,172
Phoenix Companies, Inc. (The)	418	25,929
RenaissanceRe Holdings Ltd.	587	56,135
RLI Corporation	16,970	796,063
Sun Life Financial, Inc.	673	20,574
Torchmark Corporation	2,047	102,493
Travelers Companies, Inc. (The)	870	89,453
W.R. Berkley Corporation	361	17,685
Willis Group Holdings plc	830	35,939
		9,212,611
Real Estate Investment Trusts (REIT) - 5.6%
Acadia Realty Trust	13,631	493,306
Agree Realty Corporation	13,283	460,123
Alexander's, Inc.	1,256	582,583
Alexandria Real Estate Equities, Inc.	1,318	128,531
American Assets Trust, Inc.	18,338	813,840
American Campus Communities, Inc.	17,682	777,301
Apartment Investment & Management Company - Class A	10,641	424,150
Associated Estates Realty Corporation	34,214	852,271
Avalonbay Communities, Inc.	1,181	204,301
Aviv REIT, Inc.	31,349	1,232,956

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Financials - 13.6% (Continued)
Real Estate Investment Trusts (REIT) - 5.6% (Continued)
Campus Crest Communities, Inc.	97,855	$674,221
Cedar Realty Trust, Inc.	111,571	888,105
CoreSite Realty Corporation	6,819	298,740
CubeSmart	11,603	285,898
DCT Industrial Trust, Inc.	16,757	632,744
Duke Realty Corporation	26,631	581,355
EPR Properties	9,952	647,477
Equity LifeStyle Properties, Inc.	11,603	635,032
Equity One, Inc.	19,226	523,716
Equity Residential	5,545	430,348
Essex Property Trust, Inc.	1,809	408,924
Extra Space Storage, Inc.	8,142	537,372
Federal Realty Investment Trust	6,822	980,799
First Potomac Realty Trust	4,341	55,565
General Growth Properties, Inc.	9,598	289,668
HCP, Inc.	18,252	863,137
Health Care REIT, Inc.	12,853	1,053,303
Healthcare Realty Trust, Inc.	14,854	446,957
Healthcare Trust of America, Inc. - Class A	26,543	781,957
Highwoods Properties, Inc.	8,466	397,902
Home Properties, Inc.	7,728	544,824
Independence Realty Trust, Inc.	48,172	458,597
Lexington Realty Trust	38,028	433,900
Liberty Property Trust	28,742	1,158,303
LTC Properties, Inc.	19,572	918,318
Macerich Company (The)	12,011	1,033,066
Medical Properties Trust, Inc.	26,421	406,091
Mid-America Apartment Communities, Inc.	4,584	363,603
National Health Investors, Inc.	7,896	590,305
National Retail Properties, Inc.	1,778	76,170
Omega Healthcare Investors, Inc.	16,435	720,839
Physicians Realty Trust	76,308	1,346,073
Post Properties, Inc.	12,016	729,972
Prologis, Inc.	14,348	647,669
PS Business Parks, Inc.	7,908	665,142
Public Storage	2,692	540,661
Ramco-Gershenson Properties Trust	9,312	182,236
Realty Income Corporation	8,453	459,082
Regency Centers Corporation	6,883	471,899
Retail Opportunity Investments Corporation	46,662	824,518
Retail Properties of America, Inc. - Class A	47,689	843,618
Rouse Properties, Inc.	77,834	1,446,934
Sabra Health Care REIT, Inc.	33,813	1,105,685
Saul Centers, Inc.	873	49,840
Simon Property Group, Inc.	3,166	628,958
SL Green Realty Corporation	1	126
Sovran Self Storage, Inc.	4	379
STAG Industrial, Inc.	52,272	1,369,526
Sun Communities, Inc.	14,273	966,710
Trade Street Residential, Inc.	41	326

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Financials - 13.6% (Continued)
Real Estate Investment Trusts (REIT) - 5.6% (Continued)
UDR, Inc.	12,548	$417,347
UMH Properties, Inc.	59,929	577,116
Universal Health Realty Income Trust	1,422	76,404
Urstadt Biddle Properties, Inc. - Class A	5,383	126,501
Ventas, Inc.	12,414	990,791
Whitestone REIT	9,383	147,219
Winthrop Realty Trust	19,586	313,376
WP GLIMCHER, Inc.	11,084	195,967
		39,210,673
Thrifts & Mortgage Finance - 1.4%
Astoria Financial Corporation	15,729	192,366
Banc of California, Inc.	190,397	1,951,569
Berkshire Hills Bancorporation, Inc.	12,129	302,012
BofI Holding, Inc.	2,107	177,746
Brookline Bancorp, Inc.	2,741	26,314
Capitol Federal Financial, Inc.	10,533	131,241
Clifton Bancorp, Inc.	6,030	79,958
Doral Financial Corporation	6,851	19,731
EverBank Financial Corporation	50,996	889,880
First Defiance Financial Corporation	4,940	150,472
Flagstar Bancorp, Inc.	22,373	317,920
Flushing Financial Corporation	55,169	998,559
Home Loan Servicing Solutions Ltd.	31,584	380,903
HomeStreet, Inc.	110,763	1,956,075
Hudson City Bancorp, Inc.	6,604	59,238
MGIC Investment Corporation	3,129	26,659
NMI Holdings, Inc. - Class A	4,730	36,421
Northfield Bancorp, Inc.	3,071	44,222
Ocwen Financial Corporation	48,480	296,698
People's United Financial, Inc.	2,255	31,728
Stonegate Mortgage Corporation	17,790	178,967
TrustCo Bank Corporation	242,485	1,559,179
Waterstone Financial, Inc.	3,191	40,462
Westfield Financial, Inc.	1,148	8,266
		9,856,586
Health Care - 12.8%
Biotechnology - 6.9%
ACADIA Pharmaceuticals, Inc.	10,842	329,922
Acceleron Pharma, Inc.	21	829
Achillion Pharmaceuticals, Inc.	29,764	441,995
Agios Pharmaceuticals, Inc.	381	44,166
Akebia Therapeutics, Inc.	2,249	23,097
Alnylam Pharmaceuticals, Inc.	528	49,542
AMAG Pharmaceuticals, Inc.	14,140	624,847
Anacor Pharmaceuticals, Inc.	229	8,610
Arena Pharmaceuticals, Inc.	146,650	632,062
ARIAD Pharmaceuticals, Inc.	147,092	948,743
Array BioPharma, Inc.	59,774	427,982
Arrowhead Research Corporation	294,752	1,859,885
Athersys, Inc.	34,556	72,222

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Health Care - 12.8% (Continued)
Biotechnology - 6.9% (Continued)
Avalanche Biotechnologies, Inc.	2,037	$80,828
BIND Therapeutics, Inc.	90,154	612,146
BioCryst Pharmaceuticals, Inc.	9,357	95,254
BioTime, Inc.	12,075	49,266
bluebird bio, Inc.	1,814	168,539
Calithera Biosciences, Inc.	1,769	35,185
Celldex Therapeutics, Inc.	38,126	816,659
Celsion Corporation	16,369	36,176
ChemoCentryx, Inc.	8,017	65,900
Chimerix, Inc.	21,055	844,516
Clovis Oncology, Inc.	14,121	920,548
Coherus Biosciences, Inc.	57	1,279
Conatus Pharmaceuticals, Inc.	39,775	232,684
Cytokinetics, Inc.	35,295	250,242
Cytori Therapeutics, Inc.	27,015	12,967
CytRx Corporation	507,781	1,304,997
Dicerna Pharmaceuticals, Inc.	43,951	937,035
Dynavax Technologies Corporation	10,125	173,138
Esperion Therapeutics, Inc.	3,937	180,708
Exact Sciences Corporation	60,237	1,639,049
Exelixis, Inc.	697,105	1,303,586
Foundation Medicine, Inc.	19,238	916,883
Galectin Therapeutics, Inc.	57,608	185,498
Galena Biopharma, Inc.	959,334	1,563,714
Heron Therapeutics, Inc.	98,268	776,317
Idera Pharmaceuticals, Inc.	195,857	885,274
Incyte Corporation	555	44,239
Inovio Pharmaceuticals, Inc.	118,045	984,495
Insmed, Inc.	26,927	416,291
Insys Therapeutics, Inc.	5,820	278,080
Intercept Pharmaceuticals, Inc.	1,461	293,705
Intrexon Corporation	13,974	401,194
IsoRay, Inc.	191,282	256,318
Keryx Biopharmaceuticals, Inc.	14,340	174,374
Kindred Biosciences, Inc.	74,098	467,558
Kite Pharma, Inc.	2,474	166,129
KYTHERA Biopharmaceuticals, Inc.	22,230	826,956
La Jolla Pharmaceutical Company	17,255	376,849
MannKind Corporation	155,141	985,145
Medivation, Inc.	334	36,346
Myriad Genetics, Inc.	51,607	1,931,134
NanoViricides, Inc.	14,128	36,733
NeoStem, Inc.	193,258	684,133
NephroGenex, Inc.	124	967
Neuralstem, Inc.	266,661	826,649
NewLink Genetics Corporation	29,000	1,061,110
Northwest Biotherapeutics, Inc.	436,579	2,767,911
OHR Pharmaceutical, Inc.	180,997	1,359,288
Omeros Corporation	46,614	1,036,695
OncoMed Pharmaceuticals, Inc.	28,955	661,911

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Health Care - 12.8% (Continued)
Biotechnology - 6.9% (Continued)
Ophthotech Corporation	229	$12,881
OPKO Health, Inc.	2,458	29,816
Orexigen Therapeutics, Inc.	60,648	318,402
Organovo Holdings, Inc.	293,438	1,886,806
Osiris Therapeutics, Inc.	51	823
Otonomy, Inc.	462	13,490
OvaScience, Inc.	9,911	430,732
Peregrine Pharmaceuticals, Inc.	102,360	131,021
Prosensa Holding N.V.	3,030	56,782
Raptor Pharmaceutical Corporation	98,351	889,093
Regulus Therapeutics, Inc.	35,275	675,516
Retrophin, Inc.	78,341	1,005,899
Rexahn Pharmaceuticals, Inc.	4,607	3,363
Sarepta Therapeutics, Inc.	116,344	1,396,128
Sorrento Therapeutics, Inc.	8,150	82,234
Sunesis Pharmaceuticals, Inc.	117,504	277,309
Synageva BioPharma Corporation	1,995	229,864
Synergy Pharmaceuticals, Inc.	397,160	1,155,736
Synta Pharmaceuticals Corporation	131,557	313,106
T2 Biosystems, Inc.	1,630	35,257
Tekmira Pharmaceuticals Corporation	51,613	1,321,809
Tenax Therapeutics, Inc.	4,967	16,888
TESARO, Inc.	3,910	157,299
TetraLogic Pharmaceuticals Corporation	26	129
TG Therapeutics, Inc.	10,631	151,385
Theravance, Inc.	72,418	816,151
TrovaGene, Inc.	36,948	240,162
uniQure B.V.	976	20,496
Verastem, Inc.	51,062	372,753
Vericel Corporation	5,447	17,158
Versartis, Inc.	1,580	28,013
Vitae Pharmaceuticals, Inc.	19,875	289,579
Vital Therapies, Inc.	1,128	22,267
Xenon Pharmaceuticals, Inc.	916	16,296
XOMA Corporation	56	199
Zafgen, Inc.	411	15,622
		48,056,964
Health Care Equipment & Supplies - 2.5%
Abaxis, Inc.	3,615	222,250
Abiomed, Inc.	2,517	130,230
Accuray, Inc.	33,086	243,844
Anika Therapeutics, Inc.	214	8,385
Antares Pharma, Inc.	151,543	354,611
Atossa Genetics, Inc.	7,509	8,786
AtriCure, Inc.	64,125	1,272,240
Cardiovascular Systems, Inc.	4,190	142,837
CareFusion Corporation	3,172	188,100
Cerus Corporation	169,144	903,229
CytoSorbents Corporation	25,169	201,855
Edwards Lifesciences Corporation	189	23,691

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Health Care - 12.8% (Continued)
Health Care Equipment & Supplies - 2.5% (Continued)
Endologix, Inc.	112,867	$1,572,237
EnteroMedics, Inc.	52,994	61,473
GenMark Diagnostics, Inc.	102,595	1,321,424
Haemonetics Corporation	174	6,890
HeartWare International, Inc.	10,647	889,344
IDEXX Laboratories, Inc.	464	73,507
Insulet Corporation	11,490	337,691
Intuitive Surgical, Inc.	84	41,536
Lumenis Ltd. - Class B	2,077	21,331
Medtronic plc	336	23,990
Meridian Bioscience, Inc.	15,058	260,503
Oxford Immunotec Global plc	43	506
Quidel Corporation	7,448	175,326
ResMed, Inc.	6,724	420,048
ReWalk Robotics Ltd.	27,983	488,024
Rockwell Medical, Inc.	130,432	1,407,361
Spectranetics Corporation (The)	58,323	1,907,745
STAAR Surgical Company	94,218	565,308
STERIS Corporation	14	913
Tandem Diabetes Care, Inc.	18,442	226,652
Unilife Corporation	636,935	2,528,632
Volcano Corporation	49	881
West Pharmaceutical Services, Inc.	494	24,359
Wright Medical Group, Inc.	53,467	1,305,129
ZELTIQ Aesthetics, Inc.	8,490	273,463
		17,634,331
Health Care Providers & Services - 0.9%
AAC Holdings, Inc.	2,811	71,737
Addus HomeCare Corporation	1	22
Adeptus Health, Inc. - Class A	31,307	984,605
Air Methods Corporation	10,561	438,810
Alliance HealthCare Services, Inc.	352	7,934
Amedisys, Inc.	1,153	32,492
Bio-Reference Laboratories, Inc.	9,988	334,898
BioScrip, Inc.	34,406	197,834
BioTelemetry, Inc.	5,502	54,360
Brookdale Senior Living, Inc.	6,205	209,419
Chemed Corporation	17,115	1,731,011
Cross Country Healthcare, Inc.	20,308	207,751
ExamWorks Group, Inc.	1,894	70,002
Five Star Quality Care, Inc.	127,209	442,687
Healthways, Inc.	1,862	38,394
HMS Holdings Corporation	1,348	26,670
Kindred Healthcare, Inc.	5,372	99,167
Landauer, Inc.	1,448	40,501
LifePoint Hospitals, Inc.	18	1,174
MEDNAX, Inc.	1,150	78,073
MWI Veterinary Supply, Inc.	576	109,250
Omnicare, Inc.	2,007	150,485
Patterson Companies, Inc.	2,384	119,415

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Health Care - 12.8% (Continued)
Health Care Providers & Services - 0.9% (Continued)
PharMerica Corporation	7,766	$178,696
Providence Service Corporation (The)	447	17,433
Quest Diagnostics, Inc.	562	39,941
Sharps Compliance Corporation	1,397	6,328
Trupanion, Inc.	1,792	12,723
Veracyte, Inc.	45,265	366,647
		6,068,459
Health Care Technology - 0.4%
athenahealth, Inc.	1,994	278,582
Castlight Health, Inc. - Class B	162,662	1,444,439
Medidata Solutions, Inc.	16,678	716,987
Veeva Systems, Inc. - Class A	2,119	60,942
		2,500,950
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc.	115,811	2,489,936
Albany Molecular Research, Inc.	59,913	978,379
Bruker Corporation	6,006	113,273
Covance, Inc.	531	56,397
Fluidigm Corporation	24,524	944,910
NanoString Technologies, Inc.	10,619	133,375
Pacific Biosciences of California, Inc.	36,955	297,118
PerkinElmer, Inc.	12	549
QIAGEN N.V.	805	18,459
Sequenom, Inc.	51,272	188,681
		5,221,077
Pharmaceuticals - 1.4%
AcelRx Pharmaceuticals, Inc.	151,210	1,013,107
Alcobra Ltd.	28,829	177,875
Allergan, Inc.	525	115,111
Ampio Pharmaceuticals, Inc.	417,570	2,096,201
ANI Pharmaceuticals, Inc.	449	25,131
Aratana Therapeutics, Inc.	14,540	240,928
BioDelivery Sciences International, Inc.	6,763	88,595
Endo International plc	8,819	702,069
Horizon Pharma plc	31,728	521,291
Jazz Pharmaceuticals plc	223	37,763
Mallinckrodt plc	1,816	192,478
Neuroderm Ltd.	18,455	197,653
Ocera Therapeutics, Inc.	2,554	16,090
Oramed Pharmaceuticals, Inc.	35	176
Pernix Therapeutics Holdings, Inc.	81,844	680,124
Repros Therapeutics, Inc.	42,831	368,347
Revance Therapeutics, Inc.	17,141	275,970
Salix Pharmaceuticals Ltd.	3,341	449,932
Tetraphase Pharmaceuticals, Inc.	1,705	61,994
TherapeuticsMD, Inc.	143,265	581,656
Theravance Biopharma, Inc.	27,770	450,985
Tokai Pharmaceuticals, Inc.	10,224	125,346
VIVUS, Inc.	102,038	267,340
Zogenix, Inc.	955,779	1,290,302

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Health Care - 12.8% (Continued)
Pharmaceuticals - 1.4% (Continued)
ZS Pharma, Inc.	740	$33,248
		10,009,712
Industrials - 9.5%
Aerospace & Defense - 0.9%
AAR Corporation	9,706	278,174
Alliant Techsystems, Inc.	192	25,020
American Science & Engineering, Inc.	29,016	1,346,342
B/E Aerospace, Inc.	5,987	349,222
DigitalGlobe, Inc.	6,336	170,375
GenCorp, Inc.	16,855	283,164
Hexcel Corporation	2,727	120,615
KEYW Holding Corporation (The)	211,989	1,884,582
National Presto Industries, Inc.	15,399	970,137
Orbital Sciences Corporation	5,441	152,838
Precision Castparts Corporation	249	49,825
Raytheon Company	446	44,622
Rockwell Collins, Inc.	337	28,854
Taser International, Inc.	17,287	466,922
TransDigm Group, Inc.	758	155,792
Vectrus, Inc.	197	5,484
		6,331,968
Air Freight & Logistics - 0.3%
Echo Global Logistics, Inc.	43,852	1,157,693
Forward Air Corporation	3,086	138,561
Hub Group, Inc. - Class A	504	16,834
UTi Worldwide, Inc.	67,366	799,634
XPO Logistics, Inc.	717	26,379
		2,139,101
Airlines - 0.1%
Alaska Air Group, Inc.	475	32,238
Copa Holdings, S.A. - Class A	358	38,489
Hawaiian Holdings, Inc.	7,878	153,148
Virgin America, Inc.	2,154	72,245
		296,120
Building Products - 0.4%
Armstrong World Industries, Inc.	18,201	922,791
Builders FirstSource, Inc.	10,124	59,934
Insteel Industries, Inc.	18,762	383,120
Masonite International Corporation	3,457	216,823
Trex Company, Inc.	28,980	1,232,519
		2,815,187
Commercial Services & Supplies - 0.9%
ADT Corporation (The)	1,664	57,241
Brady Corporation - Class A	7,496	196,170
Brink's Company (The)	17,778	398,405
CECO Environmental Corporation	357	4,898
Clean Harbors, Inc.	9,671	457,632
Ennis, Inc.	14,149	188,748
G&K Services, Inc. - Class A	798	55,940
Healthcare Services Group, Inc.	5,279	166,341

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Industrials - 9.5% (Continued)
Commercial Services & Supplies - 0.9% (Continued)
Heritage-Crystal Clean, Inc.	5,829	$74,320
HNI Corporation	13,144	647,342
InnerWorkings, Inc.	107,115	549,500
Kimball International, Inc. - Class B	37,147	322,064
Performant Financial Corporation	7,917	39,268
Progressive Waste Solutions Ltd.	1,694	48,313
Steelcase, Inc. - Class A	5,092	85,953
Stericycle, Inc.	909	119,343
Team, Inc.	9,025	344,213
United Stationers, Inc.	15,135	610,092
US Ecology, Inc.	46,110	1,911,721
Waste Connections, Inc.	1,026	44,344
		6,321,848
Construction & Engineering - 0.3%
Aegion Corporation	50,253	769,876
Chicago Bridge & Iron Company	1,703	58,770
Comfort Systems USA, Inc.	284	4,729
Goldfield Corporation (The)	234	531
Granite Construction, Inc.	1,985	67,649
Great Lakes Dredge & Dock Company	63,349	492,222
MYR Group, Inc.	3,076	76,992
Tutor Perini Corporation	27,949	606,773
Willdan Group, Inc.	8,980	125,630
		2,203,172
Electrical Equipment - 1.5%
Babcock & Wilcox Company (The)	1,877	51,111
Energous Corporation	236,379	2,219,599
EnerSys, Inc.	7,234	422,321
Enphase Energy, Inc.	3,705	45,905
Franklin Electric Company, Inc.	32,967	1,127,801
FuelCell Energy, Inc.	395,272	474,326
Generac Holdings, Inc.	7,916	346,246
Global Power Equipment Group, Inc.	24,168	297,992
Highpower International, Inc.	6,815	30,872
II-VI, Inc.	33,633	578,151
Plug Power, Inc.	1,045,690	2,791,992
Polypore International, Inc.	15,199	679,699
Power Solutions International, Inc.	753	33,298
Revolution Lighting Technologies, Inc.	596,358	679,848
Roper Industries, Inc.	407	62,816
SL Industries, Inc.	219	9,362
SolarCity Corporation	8,075	392,526
Vicor Corporation	5,309	57,178
		10,301,043
Industrial Conglomerates - 0.0% (a)
3M Company	350	56,805
Raven Industries, Inc.	31	665
		57,470
Machinery - 2.8%
Accuride Corporation	78	343

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Industrials - 9.5% (Continued)
Machinery - 2.8% (Continued)
Actuant Corporation - Class A	14,147	$326,937
Adept Technology, Inc.	18,353	170,683
Altra Industrial Motion Corporation	8,229	210,251
American Railcar Industries, Inc.	3,620	181,724
ARC Group Worldwide, Inc.	16,229	124,801
Astec Industries, Inc.	834	29,657
Briggs & Stratton Corporation	124,973	2,300,753
CIRCOR International, Inc.	10,966	541,611
Donaldson Company, Inc.	7,113	260,051
Douglas Dynamics, Inc.	98,468	1,988,069
Energy Recovery, Inc.	564,679	1,863,441
EnPro Industries, Inc.	13,993	830,205
ExOne Company (The)	179,641	2,577,848
FreightCar America, Inc.	33,760	787,958
Gorman-Rupp Company (The)	11,967	341,179
Greenbrier Companies, Inc. (The)	40,040	2,079,277
IDEX Corporation	13	940
Lindsay Corporation	34,795	3,006,984
Mueller Industries, Inc.	1,858	58,323
Navistar International Corporation	46	1,353
Oshkosh Corporation	1,316	56,391
Proto Labs, Inc.	15,574	1,002,810
Timken Company (The)	10	380
Twin Disc, Inc.	47	757
Valmont Industries, Inc.	4,908	589,549
Westport Innovations, Inc.	160,083	536,278
		19,868,553
Marine - 0.1%
Eagle Bulk Shipping, Inc.	11,559	118,480
Navios Maritime Holdings, Inc.	74,081	268,914
Navios Maritime Partners, L.P.	1,234	14,425
Safe Bulkers, Inc.	8,481	30,447
		432,266
Professional Services - 0.9%
Acacia Research Corporation	70,291	880,043
Advisory Board Company (The)	36,507	1,711,448
Barrett Business Services, Inc.	20,728	635,313
CBIZ, Inc.	131,186	1,086,220
Franklin Covey Company	10	181
Hill International, Inc.	4,221	16,124
Kelly Services, Inc. - Class A	8,949	151,238
Kforce, Inc.	13,136	307,382
Marathon Patent Group, Inc.	5,031	37,179
Mistras Group, Inc.	21,550	433,155
Navigant Consulting, Inc.	12,408	179,048
Odyssey Marine Exploration, Inc.	33,620	33,284
On Assignment, Inc.	14,248	500,532
Paylocity Holding Corporation	2,256	53,151
RPX Corporation	4,838	59,749
Verisk Analytics, Inc. - Class A	956	61,519

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Industrials - 9.5% (Continued)
Professional Services - 0.9% (Continued)
WageWorks, Inc.	2,790	$153,562
		6,299,128
Road & Rail - 0.5%
Celadon Group, Inc.	39,174	933,517
Con-Way, Inc.	10,759	440,796
Hertz Global Holdings, Inc.	2,595	53,249
J.B. Hunt Transport Services, Inc.	2,014	160,335
Knight Transportation, Inc.	21,747	619,572
Marten Transport Ltd.	12,298	251,494
Roadrunner Transportation Systems, Inc.	44,390	902,005
Werner Enterprises, Inc.	9,053	258,282
		3,619,250
Trading Companies & Distributors - 0.8%
Fastenal Company	611	27,128
GATX Corporation	1,797	102,699
Houston Wire & Cable Company	71	786
Kaman Corporation	8,796	334,424
NOW, Inc.	85,293	2,128,060
Rush Enterprises, Inc. - Class A	18,177	508,956
TAL International Group, Inc.	1,377	55,975
Titan Machinery, Inc.	116,439	1,645,283
Veritiv Corporation	19,627	998,426
		5,801,737
Transportation Infrastructure - 0.0% (a)
Aegean Marine Petroleum Network, Inc.	5,225	72,053

Information Technology - 11.5%
Communications Equipment - 1.0%
ADTRAN, Inc.	12,260	271,069
Applied Optoelectronics, Inc.	20,587	184,048
Arista Networks, Inc.	1,029	64,951
AudioCodes Ltd.	100	515
Axcelis Technologies, Inc.	31,238	74,971
CalAmp Corporation	8,045	144,086
Finisar Corporation	60,758	1,102,150
Harmonic, Inc.	141,949	1,085,910
Infinera Corporation	54,502	878,572
Juniper Networks, Inc.	4,136	94,011
ORBCOMM, Inc.	132,127	734,626
Palo Alto Networks, Inc.	655	82,786
PCTEL, Inc.	967	8,113
Procera Networks, Inc.	104,394	916,579
QUALCOMM, Inc.	200	12,492
Resonant, Inc.	5,978	85,784
Riverbed Technology, Inc.	2,474	50,915
Sierra Wireless, Inc. - ADR	781	28,202
Ubiquiti Networks, Inc.	41,154	1,082,144
		6,901,924
Electronic Equipment, Instruments & Components - 1.8%
Clearfield, Inc.	90,698	1,068,422

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Information Technology - 11.5% (Continued)
Electronic Equipment, Instruments & Components - 1.8% (Continued)
Control4 Corporation	12,783	$194,046
CTS Corporation	22,622	361,952
Digital Ally, Inc.	22,475	237,561
Dolby Laboratories, Inc. - Class A	12,451	483,099
Electro Scientific Industries, Inc.	22,256	139,545
FARO Technologies, Inc.	20,331	1,125,321
Identiv, Inc.	6,756	85,193
Image Sensing Systems, Inc.	79,505	178,091
InvenSense, Inc.	174,562	2,578,281
IPG Photonics Corporation	347	25,900
Knowles Corporation	40,355	855,930
Maxwell Technologies, Inc.	20,788	165,473
MTS Systems Corporation	44	3,180
Neonode, Inc.	223,741	579,489
Newport Corporation	1,889	34,984
Park Electrochemical Corporation	3,983	86,471
Planar Systems, Inc.	29,215	213,854
SuperCom Ltd.	92	770
Tech Data Corporation	7,103	405,581
Trimble Navigation Ltd.	4,044	96,409
Uni-Pixel, Inc.	46,861	243,209
Universal Display Corporation	89,868	2,863,195
Vishay Intertechnology, Inc.	46,589	634,542
Vishay Precision Group, Inc.	44	732
Zebra Technologies Corporation - Class A	816	68,103
		12,729,333
Internet Software & Services - 2.4%
Angie's List, Inc.	228,431	1,048,498
Bankrate, Inc.	29,886	372,977
Bazaarvoice, Inc.	35,660	296,335
Benefitfocus, Inc.	3,503	84,738
ChannelAdvisor Corporation	107,037	1,014,711
Chegg, Inc.	101,093	670,247
Cornerstone OnDemand, Inc.	26,123	860,753
Cvent, Inc.	13,342	333,283
Dealertrack Technologies, Inc.	10,924	439,145
E2open, Inc.	254,999	1,501,944
Endurance International Group Holdings, Inc.	36,176	608,119
Equinix, Inc.	358	77,636
Five9, Inc.	31,348	123,198
Gogo, Inc.	86,082	1,251,202
LogMeIn, Inc.	4,704	223,675
Marin Software, Inc.	4,279	28,327
Marketo, Inc.	7,729	266,109
Millennial Media, Inc.	179,562	242,409
Opower, Inc.	12,185	139,031
Perficient, Inc.	30,399	547,182
Piksel, Inc. - Series A-2 (b)	346,880	0
QuinStreet, Inc.	7,590	38,861
RealNetworks, Inc.	125	879

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Information Technology - 11.5% (Continued)
Internet Software & Services - 2.4% (Continued)
Rocket Fuel, Inc.	51,384	$658,229
Spark Networks, Inc.	2,297	8,131
Textura Corporation	78,413	1,955,620
TrueCar, Inc.	24,335	427,809
Trulia, Inc.	22,655	966,915
Twitter, Inc.	684	25,670
VeriSign, Inc.	342	18,632
WebMD Health Corporation	4,730	183,287
Xoom Corporation	118,924	1,754,129
YuMe, Inc.	1,470	7,938
Zillow, Inc. - Class A	3,909	378,860
		16,554,479
IT Services - 0.9%
Blackhawk Network Holdings, Inc.	37,397	1,247,564
Cardtronics, Inc.	10,099	339,427
Cass Information Systems, Inc.	2,793	122,389
CGI Group, Inc. - Class A	440	17,424
Computer Task Group, Inc.	742	6,003
CSG Systems International, Inc.	8,340	204,497
Forrester Research, Inc.	1,675	63,214
Global Cash Access Holdings, Inc.	79,963	528,555
Global Payments, Inc.	697	60,855
Heartland Payment Systems, Inc.	28,950	1,440,842
Jack Henry & Associates, Inc.	4,607	282,732
Lionbridge Technologies, Inc.	1,435	7,146
ModusLink Global Solutions, Inc.	55,797	201,427
Paychex, Inc.	4,257	192,672
Rightside Group Ltd.	2,383	18,826
Sabre Corporation	4,673	95,469
Sapient Corporation	512	12,728
ServiceSource International, Inc.	426,133	1,427,546
Teradata Corporation	816	36,361
Total System Services, Inc.	1,332	47,113
Unisys Corporation	3,607	79,102
Virtusa Corporation	3,917	146,731
		6,578,623
Semiconductors & Semiconductor Equipment - 2.1%
Ambarella, Inc.	25,720	1,422,573
Applied Micro Circuits Corporation	61,053	320,528
Camtek Ltd.	10,532	33,071
Canadian Solar, Inc.	1,836	37,436
CEVA, Inc.	25,607	468,864
Cree, Inc.	8,890	314,350
Entropic Communications, Inc.	39,584	102,523
Exar Corporation	144,368	1,302,199
EZchip Semiconductor Ltd.	1,108	21,107
Himax Technologies, Inc. - ADR	43,653	374,543
KLA-Tencor Corporation	403	24,772
Kopin Corporation	62,266	227,271
Lattice Semiconductor Corporation	3,877	27,643

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Information Technology - 11.5% (Continued)
Semiconductors & Semiconductor Equipment - 2.1% (Continued)
Linear Technology Corporation	2,242	$100,756
Microchip Technology, Inc.	620	27,962
MKS Instruments, Inc.	21,074	737,801
Nanometrics, Inc.	75,843	1,178,600
NVE Corporation	43	2,843
Photronics, Inc.	19,865	166,866
Pixelworks, Inc.	190,219	994,845
QuickLogic Corporation	518,587	1,477,973
Rambus, Inc.	69,391	780,649
Rubicon Technology, Inc.	288,394	1,199,719
Rudolph Technologies, Inc.	162,424	1,629,113
Spansion, Inc. - Class A	25,259	895,684
SunEdison, Inc.	13,704	256,676
Tower Semiconductor Ltd.	4,161	63,122
Ultratech, Inc.	11,666	185,956
Veeco Instruments, Inc.	17,924	522,843
Vitesse Semiconductor Corporation	23,616	88,560
		14,986,848
Software - 2.7%
Aspen Technology, Inc.	10,539	372,501
Blackbaud, Inc.	819	35,799
BroadSoft, Inc.	245	6,588
Cadence Design Systems, Inc.	2,227	40,064
CommVault Systems, Inc.	9,548	416,102
Comverse, Inc.	19,299	332,522
Datawatch Corporation	5,857	34,381
Digimarc Corporation	5,687	153,663
Digital Turbine, Inc.	243	809
Ebix, Inc.	123,998	2,833,354
FactSet Research Systems, Inc.	309	44,369
FireEye, Inc.	11,939	403,658
Fleetmatics Group plc	24,718	875,264
Gigamon, Inc.	24,481	450,695
Guidance Software, Inc.	3,794	24,889
Interactive Intelligence Group, Inc.	13,842	561,432
King Digital Entertainment plc	1,210	15,972
Mitek Systems, Inc.	10,065	34,523
MobileIron, Inc.	15,168	133,023
Mobileye N.V.	14,564	573,676
Netscout Systems, Inc.	15,447	554,547
NetSuite, Inc.	1,781	175,304
NQ Mobile, Inc. - ADR	91,536	313,968
Park City Group, Inc.	1,687	17,494
Proofpoint, Inc.	13,185	659,250
Qlik Technologies, Inc.	9,591	272,384
Rally Software Development Corporation	88,806	1,050,575
RealPage, Inc.	70,674	1,272,839
SeaChange International, Inc.	22,489	158,772
ServiceNow, Inc.	593	43,230
Silver Spring Networks, Inc.	42,625	302,638

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Information Technology - 11.5% (Continued)
Software - 2.7% (Continued)
SolarWinds, Inc.	8	$385
Sphere 3D Corporation	71,439	271,468
Splunk, Inc.	869	44,884
Tableau Software, Inc. - Class A	1,575	127,197
Take-Two Interactive Software, Inc.	50,499	1,500,830
Tangoe, Inc.	33,889	387,351
TeleNav, Inc.	106,364	689,239
TubeMogul, Inc.	5,086	77,205
Varonis Systems, Inc.	19,911	656,466
VASCO Data Security International, Inc.	1,368	29,412
VirnetX Holding Corporation	356,691	1,940,399
Zendesk, Inc.	25,652	620,522
		18,509,643
Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corporation	14,025	407,847
Cray, Inc.	2,111	68,586
Diebold, Inc.	12,445	388,284
Eastman Kodak Company	3,150	56,732
Hutchinson Technology, Inc.	200	698
Immersion Corporation	114,935	1,081,538
Intevac, Inc.	3,227	20,976
Nimble Storage, Inc.	13,522	303,299
Quantum Corporation	21,397	33,807
SanDisk Corporation	598	45,394
Silicon Graphics International Corporation	41,337	389,808
Stratasys Ltd.	2,745	218,200
Violin Memory, Inc.	224,798	863,224
		3,878,393
Materials - 3.2%
Chemicals - 1.0%
Advanced Emissions Solutions, Inc.	3,952	41,911
American Vanguard Corporation	94,642	1,058,098
Ashland, Inc.	4	474
Balchem Corporation	1,100	58,267
Chemtura Corporation	12,844	279,871
China Green Agriculture, Inc.	13,445	23,932
Cytec Industries, Inc.	855	41,031
Flotek Industries, Inc.	58,212	941,288
Gulf Resources, Inc.	4,252	7,483
H.B. Fuller Company	12,886	530,259
Hawkins, Inc.	172	6,624
Innospec, Inc.	8	316
Israel Chemicals Ltd.	4,710	33,818
Landec Corporation	31,378	400,697
LSB Industries, Inc.	5,958	186,128
NewMarket Corporation	43	19,336
Olin Corporation	15,054	377,404
OM Group, Inc.	17,978	503,384
Platform Specialty Products Corporation	3,998	83,958
Rayonier Advanced Materials, Inc.	33,529	574,016

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Materials - 3.2% (Continued)
Chemicals - 1.0% (Continued)
Senomyx, Inc.	242,215	$1,278,895
Sensient Technologies Corporation	2,560	156,160
Sigma-Aldrich Corporation	852	117,167
Trinseo S.A.	3	46
W.R. Grace & Company	445	38,573
Zep, Inc.	33,416	535,324
		7,294,460
Construction Materials - 0.0% (a)
Headwaters, Inc.	13,283	187,025

Containers & Packaging - 0.1%
AptarGroup, Inc.	1,211	76,426
Bemis Company, Inc.	816	36,149
Myers Industries, Inc.	29,057	483,799
Silgan Holdings, Inc.	2,657	136,596
		732,970
Metals & Mining - 1.5%
A.M. Castle & Company	132,639	802,466
AK Steel Holding Corporation	143,726	544,722
Allied Nevada Gold Corporation	815,228	839,685
Cliffs Natural Resources, Inc.	100,426	644,735
Commercial Metals Company	23,173	310,982
First Majestic Silver Corporation	1,749	10,826
Haynes International, Inc.	759	29,548
Hecla Mining Company	229,508	755,081
Horsehead Holding Corporation	54,903	737,896
Hudbay Minerals, Inc.	2,695	19,269
IAMGOLD Corporation	24,667	65,861
Kaiser Aluminum Corporation	4,675	324,024
McEwen Mining, Inc.	141,055	176,319
Molycorp, Inc.	860,880	284,090
NN, Inc.	20,267	467,154
NovaGold Resources, Inc.	19,561	72,962
Olympic Steel, Inc.	51,877	711,234
Paramount Gold and Silver Corporation	457,147	576,005
Pretium Resources, Inc.	3,215	21,476
Primero Mining Corporation	43,502	174,878
RTI International Metals, Inc.	551	12,287
Schnitzer Steel Industries, Inc. - Class A	23,487	396,461
Seabridge Gold, Inc.	4,598	42,394
Silver Standard Resources, Inc.	10,418	64,279
SinoCoking Coal and Coke Chemical Industries, Inc.	78,860	205,825
Stillwater Mining Company	2,733	37,360
Tahoe Resources, Inc.	72,224	985,858
Turquoise Hill Resources Ltd.	33,399	96,189
Walter Energy, Inc.	856,602	798,524
		10,208,390
Paper & Forest Products - 0.6%
Deltic Timber Corporation	23,215	1,450,937
Louisiana-Pacific Corporation	90,174	1,476,148

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Materials - 3.2% (Continued)
Paper & Forest Products - 0.6% (Continued)
Neenah Paper, Inc.	13,768	$790,008
Schweitzer-Mauduit International, Inc.	12	466
Verso Corporation	6,147	12,909
Wausau Paper Corporation	22,222	225,776
		3,956,244
Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.8%
8x8, Inc.	34,365	264,954
Cogent Communications Holdings, Inc.	12,645	468,624
Consolidated Communications Holdings, Inc.	2,859	66,557
FairPoint Communications, Inc.	17,797	266,243
Frontier Communications Corporation	29,855	200,476
Globalstar, Inc.	412,423	998,064
Hawaiian Telcom Holdco, Inc.	2,621	68,225
inContact, Inc.	84,442	723,668
Iridium Communications, Inc.	18,677	158,941
magicJack VocalTec Ltd.	194,518	1,349,955
Straight Path Communications, Inc. - Class B	49,672	952,709
		5,518,416
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc.	163,380	1,380,561
NTELOS Holdings Corporation	15,811	64,825
RingCentral, Inc. - Class A	48,420	653,670
SBA Communications Corporation - Class A	758	88,459
		2,187,515
Utilities - 0.8%
Electric Utilities - 0.4%
ALLETE, Inc.	3,475	196,859
Empire District Electric Company (The)	51,103	1,557,108
Great Plains Energy, Inc.	2,385	70,524
Hawaiian Electric Industries, Inc.	1,343	46,065
ITC Holdings Corporation	2,144	91,206
Northeast Utilities	2,868	159,403
NRG Yield, Inc. - Class A	3,478	183,917
Otter Tail Corporation	940	29,065
Westar Energy, Inc.	10,033	428,610
Xcel Energy, Inc.	951	35,691
		2,798,448
Gas Utilities - 0.2%
Ferrellgas Partners, L.P.	3,240	73,742
Laclede Group, Inc. (The)	8,668	465,992
Northwest Natural Gas Company	13,305	664,052
Piedmont Natural Gas Company, Inc.	1,067	42,563
WGL Holdings, Inc.	620	35,030
		1,281,379
Independent Power and Renewable Electricity Producers - 0.0% (a)
Atlantic Power Corporation	56,141	148,774
NextEra Energy Partners, L.P.	2,470	99,022
Ormat Technologies, Inc.	4,196	112,243

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 69.5% (Continued)	Shares	Value
Utilities - 0.8% (Continued)
Independent Power and Renewable Electricity Producers - 0.0% (a)(Continued)
Pattern Energy Group, Inc.	1,337	$39,067
		399,106
Multi-Utilities - 0.1%
Dominion Resources, Inc.	498	38,291
Integrys Energy Group, Inc.	371	30,088
Just Energy Group, Inc.	20,610	104,287
NorthWestern Corporation	8,296	479,177
Vectren Corporation	1,275	61,098
Wisconsin Energy Corporation	986	54,989
		767,930
Water Utilities - 0.1%
Cadiz, Inc.	59,496	574,732
York Water Company (The)	3,479	82,348
		657,080

Total Common Stocks (Proceeds $527,243,766)		$486,006,649

OTHER INVESTMENTS - 0.0% (a)	Shares	Value
Firsthand Technology Value Fund, Inc. (Proceeds $25,656)	1,403	$22,294

WARRANTS - 0.0% (a)	Shares	Value
Central European Media Enterprises Ltd. (b)	115,647	$185,035
Magnum Hunter Resources Corporation (b)	15,689	0
Sears Holdings Corporation	36	756
Total Warrants (Proceeds $551,328)		$185,791

Total Securities Sold Short - 69.5% (Proceeds $527,820,750)		$486,214,734

ADR	- American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is $(881,336) at January 31, 2015, representing (0.1%) of net assets (Note 1).

See accompanying notes to Schedules of Investments.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2015(Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Consumer Discretionary - 14.4%
Auto Components - 1.7%
American Axle & Manufacturing Holdings, Inc. (a)	16,495	$401,653
Dorman Products, Inc. (a)	1,122	51,309
Drew Industries, Inc. (a)	2,868	144,203
Federal-Mogul Holdings Corporation (a)	9,527	128,900
Gentherm, Inc. (a)	3,934	144,693
Modine Manufacturing Company (a)	10,029	122,254
Remy International, Inc.	6,894	146,628
Shiloh Industries, Inc. (a)	9,988	122,153
STRATTEC Security Corporation	53	3,339
Tower International, Inc. (a)	20,415	483,223
		1,748,355
Distributors - 0.5%
Core-Mark Holding Company, Inc.	6,812	454,224

Diversified Consumer Services - 1.0%
Ascent Capital Group, Inc. - Class A (a)	1,001	42,353
Carriage Services, Inc.	929	20,252
Grand Canyon Education, Inc. (a)	3,101	135,886
Houghton Mifflin Harcourt Company (a)	7,094	139,610
K12, Inc. (a)	9,851	140,081
Liberty Tax, Inc. (a)	1,080	38,880
Regis Corporation (a)	13,003	204,797
Steiner Leisure Ltd. (a)	2,648	115,506
Universal Technical Institute, Inc.	16,742	136,782
		974,147
Hotels, Restaurants & Leisure - 3.6%
Belmond Ltd. - Class A (a)	20,123	221,152
Boyd Gaming Corporation (a)	19,639	256,485
Bravo Brio Restaurant Group, Inc. (a)	10,672	140,337
Caesars Acquisition Company - Class A (a)	2,129	16,670
Churchill Downs, Inc.	5	475
ClubCorp Holdings, Inc.	8,198	139,448
Dave & Buster's Entertainment, Inc. (a)	4,982	143,183
Del Frisco's Restaurant Group, Inc. (a)	2,507	49,714
Denny's Corporation (a)	24,268	264,036
DineEquity, Inc.	2,559	273,173
Fiesta Restaurant Group, Inc. (a)	2,100	124,047
Isle of Capri Casinos, Inc. (a)	28,875	295,680
Jack in the Box, Inc.	1,332	112,940
La Quinta Holdings, Inc. (a)	10,269	208,769
Marcus Corporation	7,530	142,016
Marriott Vacations Worldwide Corporation	2,089	159,808
Monarch Casino & Resort, Inc. (a)	5,037	87,140
Nathan's Famous, Inc. (a)	1,321	106,261
Red Robin Gourmet Burgers, Inc. (a)	1,681	130,277
Ruby Tuesday, Inc. (a)	11,588	69,760
Ruth's Hospitality Group, Inc.	9,627	139,784
Scientific Games Corporation - Class A (a)	2,138	25,250
SeaWorld Entertainment, Inc.	15,068	263,841

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Consumer Discretionary - 14.4%(Continued)
Hotels, Restaurants & Leisure - 3.6%(Continued)
Speedway Motorsports, Inc.	12,321	$274,635
		3,644,881
Household Durables - 1.2%
Bassett Furniture Industries, Inc.	1,814	40,307
Beazer Homes USA, Inc. (a)	7,524	118,879
Flexsteel Industries, Inc.	2,327	69,345
Helen of Troy Ltd. (a)	1,913	143,896
Hooker Furniture Corporation	8,068	145,547
Hovnanian Enterprises, Inc. - Class A (a)	34,328	118,088
KB Home	11,626	144,860
Libbey, Inc.	4,426	144,774
Lifetime Brands, Inc.	26	410
MDC Holdings, Inc.	3,217	80,425
Universal Electronics, Inc. (a)	2,004	127,735
ZAGG, Inc. (a)	4,794	28,908
		1,163,174
Internet & Catalog Retail - 0.8%
1-800-FLOWERS.COM, Inc. - Class A (a)	24,181	190,788
Blue Nile, Inc. (a)	18	559
Liberty TripAdvisor Holdings, Inc. - Class A (a)	5,924	141,821
Liberty Ventures - Series A (a)	6,612	246,958
Orbitz Worldwide, Inc. (a)	18,108	167,137
Overstock.com, Inc. (a)	4,189	93,750
		841,013
Leisure Products - 0.3%
Arctic Cat, Inc.	3,821	128,462
Callaway Golf Company	15,694	128,063
		256,525
Media - 1.9%
A.H. Belo Corporation - Class A	13,196	119,028
AMC Entertainment Holdings, Inc. - Class A	78	2,193
Clear Channel Outdoor Holdings, Inc. - Class A	8,328	75,369
Cumulus Media, Inc. - Class A (a)	17,686	61,547
Dex Media, Inc. (a)	13,859	93,964
Entercom Communications Corporation - Class A (a)	3,335	38,586
Eros International plc (a)	12,003	225,176
Global Sources Ltd. (a)	77	449
Gray Television, Inc. (a)	5,130	48,530
Harte-Hanks, Inc.	26,544	192,975
Journal Communications, Inc. - Class A (a)	13,660	137,283
Lamar Advertising Company - Class A	843	47,225
McClatchy Company (The) - Class A (a)	24,981	62,702
Media General, Inc. (a)	7,968	113,942
Meredith Corporation	2,516	130,983
Morningstar, Inc.	3,329	221,678
New Media Investment Group, Inc.	6,476	151,474
Reading International, Inc. - Class A (a)	14,587	176,357
Sinclair Broadcast Group, Inc. - Class A	1,130	27,956
		1,927,417

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Consumer Discretionary - 14.4%(Continued)
Multiline Retail - 0.1%
Big Lots, Inc.	2,349	$107,843

Specialty Retail - 3.0%
Aéropostale, Inc. (a)	6,088	14,855
Asbury Automotive Group, Inc. (a)	1,957	145,229
Ascena Retail Group, Inc. (a)	8,452	97,705
Barnes & Noble, Inc. (a)	2,595	60,957
Big 5 Sporting Goods Corporation	2,457	29,263
Brown Shoe Company, Inc.	4,384	124,462
Build-A-Bear Workshop, Inc. (a)	2,714	55,963
Cato Corporation (The) - Class A	1,863	78,991
Chico's FAS, Inc.	12,972	216,373
CST Brands, Inc.	2,640	113,784
Destination Maternity Corporation	9,404	143,975
Destination XL Group, Inc. (a)	67	340
Express, Inc. (a)	10,943	143,134
Finish Line, Inc. (The) - Class A	25	590
Group 1 Automotive, Inc.	2,776	223,163
Haverty Furniture Companies, Inc.	3,111	76,002
MarineMax, Inc. (a)	7,250	184,947
Murphy USA, Inc. (a)	3,366	234,980
Sears Hometown and Outlet Stores, Inc. (a)	5,060	57,431
Select Comfort Corporation (a)	11,480	342,563
Shoe Carnival, Inc.	6,063	140,783
Sonic Automotive, Inc. - Class A	8,725	214,897
Stein Mart, Inc.	9,792	134,738
Vitamin Shoppe, Inc. (a)	3,202	135,348
West Marine, Inc. (a)	4,683	56,196
		3,026,669
Textiles, Apparel & Luxury Goods - 0.3%
Culp, Inc.	485	9,744
Perry Ellis International, Inc. (a)	4,590	109,747
Quiksilver, Inc. (a)	14,528	27,167
Superior Uniform Group, Inc.	3,799	144,172
		290,830
Consumer Staples - 3.0%
Beverages - 0.5%
Coca-Cola Bottling Company Consolidated	861	83,982
MGP Ingredients, Inc.	15,513	246,036
National Beverage Corporation (a)	8,936	194,269
		524,287
Food & Staples Retailing - 0.8%
Andersons, Inc. (The)	3,100	139,438
Ingles Markets, Inc. - Class A	5,013	213,804
Pantry, Inc. (The) (a)	11,029	406,970
SpartanNash Company	2,479	63,859
		824,071
Food Products - 1.2%
Alico, Inc.	2,349	111,672
Calavo Growers, Inc.	5,174	207,529

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Consumer Staples - 3.0%(Continued)
Food Products - 1.2%(Continued)
Cal-Maine Foods, Inc.	2,708	$94,915
Farmer Brothers Company (a)	1,679	50,219
Fresh Del Monte Produce, Inc.	6,626	222,832
J & J Snack Foods Corporation	1,409	138,251
John B. Sanfilippo & Son, Inc.	6,960	253,831
Lancaster Colony Corporation	865	77,789
Post Holdings, Inc. (a)	346	16,349
Seneca Foods Corporation - Class A (a)	8	207
		1,173,594
Household Products - 0.1%
Central Garden & Pet Company - Class A (a)	3,876	35,272
Harbinger Group, Inc. (a)	4,605	57,516
WD-40 Company	64	5,252
		98,040
Personal Products - 0.4%
Inter Parfums, Inc.	8,886	223,483
Revlon, Inc. - Class A (a)	5,262	172,278
		395,761
Tobacco - 0.0%(b)
Alliance One International, Inc. (a)	218	229

Energy - 4.1%
Energy Equipment & Services - 1.9%
C&J Energy Services, Inc. (a)	14,093	145,158
Dawson Geophysical Company	30	324
Dril-Quip, Inc. (a)	1,247	92,565
Enservco Corporation (a)	267	438
Era Group, Inc. (a)	6,076	136,831
Exterran Holdings, Inc.	5,206	141,135
Forum Energy Technologies, Inc. (a)	9,081	140,301
Key Energy Services, Inc. (a)	87,429	146,881
Matrix Service Company (a)	7,726	148,339
Oil States International, Inc. (a)	3,587	147,318
Parker Drilling Company (a)	96,472	261,439
Patterson-UTI Energy, Inc.	31	532
Superior Energy Services, Inc.	51	1,020
Tidewater, Inc.	4,876	142,672
Unit Corporation (a)	2,741	81,627
US Silica Holdings, Inc.	4,297	108,284
Willbros Group, Inc. (a)	36,206	202,029
		1,896,893
Oil, Gas & Consumable Fuels - 2.2%
Bill Barrett Corporation (a)	13,975	142,545
Carrizo Oil & Gas, Inc. (a)	3,519	158,707
Delek US Holdings, Inc.	10,114	312,017
DHT Holdings, Inc.	67	492
Endeavour International Corporation (a)	216	3
Energy XXI (Bermuda) Ltd.	1,875	5,513
Green Plains, Inc.	4,843	113,375
Hallador Energy Company	9,019	102,275

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Energy - 4.1%(Continued)
Oil, Gas & Consumable Fuels - 2.2%(Continued)
Jones Energy, Inc. - Class A (a)	15,660	$159,732
Navios Maritime Acquisition Corporation	9,237	30,759
Nordic American Offshore Ltd.	59	664
Pacific Ethanol, Inc. (a)	17,133	147,172
PDC Energy, Inc. (a)	3,244	149,029
Penn Virginia Corporation (a)	1,027	5,012
PetroQuest Energy, Inc. (a)	32,262	94,528
Rentech, Inc. (a)	21,309	25,571
REX American Resources Corporation (a)	535	29,698
Sanchez Energy Corporation (a)	11,024	122,807
SemGroup Corporation - Class A	2,141	144,154
Swift Energy Company (a)	13,031	27,756
Synergy Resources Corporation (a)	10,936	133,747
Triangle Petroleum Corporation (a)	178	935
VAALCO Energy, Inc. (a)	19,619	108,689
Warren Resources, Inc. (a)	56,261	59,074
WPX Energy, Inc. (a)	14,837	158,162
		2,232,416
Financials - 16.3%
Banks - 2.7%
1st Source Corporation	1,139	33,862
Associated Banc-Corp	8,103	136,211
Bancorp, Inc. (The) (a)	17,909	152,585
Bank of Kentucky Financial Corporation	2,009	89,280
C&F Financial Corporation	68	2,400
Cascade Bancorp (a)	70	323
CenterState Banks, Inc.	208	2,290
Central Pacific Financial Corporation	2,408	50,520
Farmers Capital Bank Corporation (a)	33	737
First BanCorp (Puerto Rico) (a)	28,275	155,230
First Horizon National Corporation	8,963	116,432
First Interstate BancSystem, Inc. - Class A	3,902	93,258
Heritage Financial Corporation	760	11,795
Intervest Bancshares Corporation	14,219	140,057
MB Financial, Inc.	7,812	221,939
National Bank Holdings Corporation - Class A	6,175	113,929
Opus Bank (a)	5,105	133,241
Preferred Bank	4,703	122,795
Seacoast Banking Corporation of Florida (a)	11,363	143,856
ServisFirst Bancshares, Inc.	3,158	96,003
State Bank Financial Corporation	4,281	78,171
Sterling Bancorp	38	501
Susquehanna Bancshares, Inc.	11,241	141,749
Talmer Bancorp, Inc. - Class A	12,509	169,122
TCF Financial Corporation	10,513	154,541
UMB Financial Corporation	2,880	139,738
Wilshire Bancorp, Inc.	8,621	78,451
Yadkin Financial Corporation (a)	7,990	152,289
		2,731,305

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Financials - 16.3%(Continued)
Capital Markets - 1.0%
Arlington Asset Investment Corporation - Class A	1,372	$36,399
BGC Partners, Inc. - Class A	13,711	107,357
Calamos Asset Management, Inc. - Class A	4,894	61,420
GFI Group, Inc.	41,169	230,958
Greenhill & Company, Inc.	698	25,742
HFF, Inc. - Class A	3,893	132,245
Investment Technology Group, Inc. (a)	2,826	58,640
JMP Group, LLC	19	145
Manning & Napier, Inc.	2,186	23,412
Moelis & Company - Class A	2,777	86,087
Oppenheimer Holdings, Inc. - Class A	3,018	59,606
Piper Jaffray Companies, Inc. (a)	3,016	153,967
Safeguard Scientifics, Inc. (a)	13	238
Walter Investment Management Corporation (a)	2,292	34,540
		1,010,756
Consumer Finance - 0.6%
Cash America International, Inc.	5,782	120,266
Enova International, Inc. (a)	6,050	116,463
Nelnet, Inc. - Class A	4,626	202,341
Nicholas Financial, Inc. (a)	10,076	143,381
Regional Management Corporation (a)	2,582	37,516
		619,967
Diversified Financial Services - 0.0%(b)
Gain Capital Holdings, Inc.	3,010	24,531
Marlin Business Services Corporation	19	305
		24,836
Insurance - 4.5%
American Equity Investment Life Holding Company	4,277	109,106
American National Insurance Company	1,355	140,974
AMERISAFE, Inc.	6,029	245,380
Argo Group International Holdings Ltd.	2,629	140,625
Aspen Insurance Holdings Ltd.	6,124	265,292
Atlas Financial Holdings, Inc. (a)	6,647	111,005
Employers Holdings, Inc.	5,556	115,565
Endurance Specialty Holdings Ltd.	4,206	257,071
Enstar Group Ltd. (a)	171	23,080
Federated National Holding Company	794	23,113
Fidelity & Guaranty Life	9,053	195,635
Hanover Insurance Group, Inc. (The)	1,678	115,782
Heritage Insurance Holdings, Inc. (a)	9,980	189,720
Maiden Holdings Ltd.	36	450
Mercury General Corporation	3,524	201,397
Navigators Group, Inc. (The) (a)	5,517	409,472
OneBeacon Insurance Group Ltd. - Class A	6,042	95,524
Platinum Underwriters Holdings Ltd.	1,921	141,827
ProAssurance Corporation	9,205	408,426
Safety Insurance Group, Inc.	4,496	278,527
Selective Insurance Group, Inc.	5,342	137,930
StanCorp Financial Group, Inc.	4,249	263,608
State National Companies, Inc.	14,919	145,013

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Financials - 16.3%(Continued)
Insurance - 4.5%(Continued)
Stewart Information Services Corporation	4,664	$166,971
Symetra Financial Corporation	6,860	139,327
Universal Insurance Holdings, Inc.	5,433	126,209
		4,447,029
Real Estate Investment Trusts (REIT) - 6.4%
Alexandria Real Estate Equities, Inc.	11	1,073
American Homes 4 Rent - Class A	8,349	139,345
American Realty Capital Properties, Inc.	6,067	56,211
American Residential Properties, Inc. (a)	571	9,998
American Tower Corporation	412	39,943
AmREIT, Inc.	736	19,563
BioMed Realty Trust, Inc.	3,666	89,634
Bluerock Residential Growth REIT, Inc.	19,162	257,537
Boston Properties, Inc.	310	43,028
Brandywine Realty Trust	11,902	197,692
Brixmor Property Group, Inc.	5,740	155,554
Camden Property Trust	104	8,013
CBL & Associates Properties, Inc.	10,702	220,675
Chambers Street Properties	6,479	54,748
Columbia Property Trust, Inc.	7,499	183,501
Corporate Office Properties Trust	2,047	61,410
Cousins Properties, Inc.	18,509	204,339
Crown Castle International Corporation	225	19,465
CyrusOne, Inc.	7,377	206,925
DDR Corporation	211	4,136
Digital Realty Trust, Inc.	3,872	282,424
DuPont Fabros Technology, Inc.	4,639	172,849
EastGroup Properties, Inc.	1,627	105,169
Equity Commonwealth (a)	8,400	221,340
Excel Trust, Inc.	902	12,664
First Industrial Realty Trust, Inc.	6,011	130,619
First Potomac Realty Trust	61	781
Franklin Street Properties Corporation	14,247	183,501
Geo Group, Inc. (The)	2,888	125,686
Getty Realty Corporation	12,171	225,529
Gladstone Commercial Corporation	4,302	74,855
Government Properties Income Trust	5,690	129,732
Granite Real Estate Investment Trust	306	10,728
Hudson Pacific Properties, Inc.	1,111	35,941
Inland Real Estate Corporation	13,705	155,963
Investors Real Estate Trust	15,713	129,632
Kilroy Realty Corporation	2,149	159,348
Kimco Realty Corporation	548	15,152
Kite Realty Group Trust	1,047	31,996
LTC Properties, Inc.	7	328
Mack-Cali Realty Corporation	10,080	196,661
New York REIT, Inc.	5,960	62,163
Omega Healthcare Investors, Inc.	15	658
One Liberty Properties, Inc.	626	15,343
Parkway Properties, Inc.	9,568	175,094

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Financials - 16.3%(Continued)
Real Estate Investment Trusts (REIT) - 6.4%(Continued)
Pennsylvania Real Estate Investment Trust	5,370	$128,504
Piedmont Office Realty Trust, Inc. - Class A	6,154	120,188
Preferred Apartment Communities, Inc. - Class A	14,430	145,887
QTS Realty Trust, Inc. - Class A	1,254	47,665
Rexford Industrial Realty, Inc.	6,917	110,810
Select Income REIT	5,926	147,380
Senior Housing Properties Trust	12,907	300,604
Silver Bay Realty Trust Corporation	4,514	70,328
SL Green Realty Corporation	117	14,742
Sovran Self Storage, Inc.	133	12,602
Spirit Realty Capital, Inc.	1,596	20,525
Tanger Factory Outlet Centers, Inc.	662	26,050
Taubman Centers, Inc.	217	17,783
Terreno Realty Corporation	8,975	204,630
Trade Street Residential, Inc.	12,919	102,835
Universal Health Realty Income Trust	10	537
Ventas, Inc.	7	552
Vornado Realty Trust	467	51,576
Washington Real Estate Investment Trust	4,111	118,027
Weingarten Realty Investors	2,053	76,946
		6,345,117
Real Estate Management & Development - 0.0%(b)
Forestar Group, Inc. (a)	191	2,535

Thrifts & Mortgage Finance - 1.1%
Bank Mutual Corporation	5,297	33,742
BankUnited, Inc.	5,365	148,396
Federal Agricultural Mortgage Corporation - Class C	1,202	33,115
Heritage Financial Group, Inc.	5,974	143,197
Ladder Capital Corporation (a)	6,679	125,298
Meridian Bancorp, Inc. (a)	8,860	102,864
Nationstar Mortgage Holdings, Inc. (a)	699	17,971
Provident Financial Services, Inc.	8,426	146,275
Walker & Dunlop, Inc. (a)	12,085	214,509
WSFS Financial Corporation	2,245	165,816
		1,131,183
Health Care - 20.7%
Biotechnology - 7.8%
Acorda Therapeutics, Inc. (a)	9,232	383,590
Actinium Pharmaceuticals, Inc. (a)	16,056	86,542
Adamas Pharmaceuticals, Inc. (a)	15,233	256,371
Advaxis, Inc. (a)	15,410	151,789
Aegerion Pharmaceuticals, Inc. (a)	5,511	127,965
Alder Biopharmaceuticals, Inc. (a)	5,076	137,458
AMAG Pharmaceuticals, Inc. (a)	721	31,861
Amicus Therapeutics, Inc. (a)	62,769	482,694
Ardelyx, Inc. (a)	5,542	149,689
Argos Therapeutics, Inc. (a)	4,039	33,604
Athersys, Inc. (a)	67,524	141,125
BioSpecifics Technologies Corporation (a)	9,258	364,210

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Health Care - 20.7%(Continued)
Biotechnology - 7.8%(Continued)
bluebird bio, Inc. (a)	2,601	$241,659
Cara Therapeutics, Inc. (a)	24,048	259,478
Celladon Corporation (a)	13,246	225,579
Concert Pharmaceuticals, Inc. (a)	15,088	199,162
Coronado Biosciences, Inc. (a)	1	3
Curis, Inc. (a)	17,531	32,257
Cytokinetics, Inc. (a)	14,194	100,635
Dyax Corporation (a)	16,837	254,407
Eagle Pharmaceuticals, Inc. (a)	8,763	170,090
Emergent BioSolutions, Inc. (a)	10,446	292,801
Enanta Pharmaceuticals, Inc. (a)	3,952	171,675
Epizyme, Inc. (a)	4,996	95,623
Five Prime Therapeutics, Inc. (a)	5,426	142,758
Flexion Therapeutics, Inc. (a)	6,554	134,947
Genomic Health, Inc. (a)	2,809	90,675
Harvard Apparatus Regenerative Technology, Inc. (a)	1	1
Heron Therapeutics, Inc. (a)	64	506
Hyperion Therapeutics, Inc. (a)	9,423	238,402
Infinity Pharmaceuticals, Inc. (a)	8,367	129,186
Kite Pharma, Inc. (a)	1,296	87,026
La Jolla Pharmaceutical Company (a)	9,854	215,211
Medgenics, Inc. (a)	10,168	84,394
Merrimack Pharmaceuticals, Inc. (a)	12,916	121,798
MiMedx Group, Inc. (a)	23,721	193,445
Nanosphere, Inc. (a)	100	25
Neuralstem, Inc. (a)	15,302	47,436
NPS Pharmaceuticals, Inc. (a)	5,828	267,272
Oncothyreon, Inc. (a)	103	163
Ophthotech Corporation (a)	2,943	165,544
PDL BioPharma, Inc.	5,767	42,041
Portola Pharmaceuticals, Inc. (a)	4,483	127,452
Progenics Pharmaceuticals, Inc. (a)	32,802	196,156
Radius Health, Inc. (a)	3,495	168,424
Rigel Pharmaceuticals, Inc. (a)	70,047	144,997
SciClone Pharmaceuticals, Inc. (a)	30,751	226,942
Sorrento Therapeutics, Inc. (a)	13,740	138,637
Spectrum Pharmaceuticals, Inc. (a)	24,093	168,651
Stemline Therapeutics, Inc. (a)	5,614	86,905
Trevena, Inc. (a)	14,736	80,311
Xencor, Inc. (a)	8,421	127,578
		7,817,150
Health Care Equipment & Supplies - 5.3%
AngioDynamics, Inc. (a)	15,504	298,375
Cantel Medical Corporation	10,143	411,502
Cutera, Inc. (a)	9,169	121,948
Cyberonics, Inc. (a)	1,408	78,243
Cynosure, Inc. - Class A (a)	11,084	334,958
Exactech, Inc. (a)	9,427	195,987
Globus Medical, Inc. - Class A (a)	6,268	147,799
Greatbatch, Inc. (a)	7,528	365,560

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Health Care - 20.7%(Continued)
Health Care Equipment & Supplies - 5.3%(Continued)
Hill-Rom Holdings, Inc.	7,544	$360,301
ICU Medical, Inc. (a)	1,077	90,016
Inogen, Inc. (a)	10,895	333,387
Invacare Corporation	9,167	134,297
Masimo Corporation (a)	5,912	150,874
Meridian Bioscience, Inc.	1,455	25,172
Merit Medical Systems, Inc. (a)	22,407	343,499
Natus Medical, Inc. (a)	8,974	337,422
Neogen Corporation (a)	2,879	132,722
NuVasive, Inc. (a)	6,703	310,483
OraSure Technologies, Inc. (a)	35,879	329,728
Oxford Immunotec Global plc (a)	5,023	59,070
Thoratec Corporation (a)	5,084	182,465
Tornier N.V. (a)	3,579	86,504
Vascular Solutions, Inc. (a)	10,281	280,260
Volcano Corporation (a)	11,774	211,579
		5,322,151
Health Care Providers & Services - 3.9%
Addus HomeCare Corporation (a)	6,268	139,024
Air Methods Corporation (a)	193	8,019
Amedisys, Inc. (a)	4,447	125,316
AMN Healthcare Services, Inc. (a)	13,840	260,469
AmSurg Corporation (a)	2,672	147,441
BioTelemetry, Inc. (a)	12,984	128,282
Capital Senior Living Corporation (a)	3,207	76,551
CorVel Corporation (a)	4,136	136,240
Cross Country Healthcare, Inc. (a)	14,120	144,448
Ensign Group, Inc. (The)	4,533	188,119
Five Star Quality Care, Inc. (a)	5,962	20,748
Gentiva Health Services, Inc. (a)	16,645	323,246
Magellan Health, Inc. (a)	7,140	429,257
Molina Healthcare, Inc. (a)	2,943	149,828
National Healthcare Corporation	242	15,239
Premier, Inc. - Class A (a)	2,838	92,235
RadNet, Inc. (a)	46,084	363,603
Select Medical Holdings Corporation	17,070	230,786
Skilled Healthcare Group, Inc. - Class A (a)	16,302	135,307
Surgical Care Affiliates, Inc. (a)	7,951	256,420
Triple-S Management Corporation - Class B (a)	11,224	270,274
U.S. Physical Therapy, Inc.	5,190	201,320
Universal American Corporation (a)	2,170	19,595
		3,861,767
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc. (a)	12,027	143,241
Computer Programs & Systems, Inc.	1,520	74,875
Imprivata, Inc. (a)	5,716	76,766
MedAssets, Inc. (a)	6,776	125,424
Merge Healthcare, Inc. (a)	73,936	273,563
Omnicell, Inc. (a)	8,336	265,335
		959,204

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Health Care - 20.7%(Continued)
Life Sciences Tools & Services - 0.9%
Affymetrix, Inc. (a)	11,856	$130,890
Cambrex Corporation (a)	11,238	252,068
Charles River Laboratories International, Inc. (a)	2,962	205,415
Enzo Biochem, Inc. (a)	81	255
Harvard Bioscience, Inc. (a)	15,260	79,505
NeoGenomics, Inc. (a)	49,439	199,239
Sequenom, Inc. (a)	16,717	61,519
		928,891
Pharmaceuticals - 1.8%
Achaogen, Inc. (a)	9,300	108,810
Amphastar Pharmaceuticals, Inc. (a)	11,893	144,262
Endocyte, Inc. (a)	9,211	47,713
Impax Laboratories, Inc. (a)	4,906	179,903
Lannett Company, Inc. (a)	7,419	351,883
Medicines Company (The) (a)	2,093	60,006
Pain Therapeutics, Inc. (a)	170	335
Paratek Pharmaceuticals, Inc.	5,789	142,988
Pernix Therapeutics Holdings, Inc. (a)	12,276	102,014
Phibro Animal Health Corporation - Class A	7,355	201,012
POZEN, Inc. (a)	12,296	84,965
Prestige Brands Holdings, Inc. (a)	2,429	83,218
Sagent Pharmaceuticals, Inc. (a)	6,737	172,939
XenoPort, Inc. (a)	18,266	152,156
		1,832,204
Industrials - 12.0%
Aerospace & Defense - 1.0%
AeroVironment, Inc. (a)	4,728	120,990
Astronics Corporation (a)	2,717	151,310
Cubic Corporation	5,140	268,771
Engility Holdings, Inc. (a)	2,668	106,453
Huntington Ingalls Industries, Inc.	63	7,346
KLX, Inc. (a)	3,653	143,599
LMI Aerospace, Inc. (a)	5,083	72,179
SIFCO Industries, Inc.	18	522
Sparton Corporation (a)	828	19,441
Taser International, Inc. (a)	2,251	60,799
Triumph Group, Inc.	1,368	78,058
		1,029,468
Air Freight & Logistics - 0.0%(b)
Air Transport Services Group, Inc. (a)	6	50

Airlines - 0.6%
Republic Airways Holdings, Inc. (a)	33,989	467,689
SkyWest, Inc.	11,057	138,765
		606,454
Building Products - 0.5%
Continental Building Products, Inc. (a)	8,656	144,901
Griffon Corporation	4,872	71,570
Nortek, Inc. (a)	470	35,875
Patrick Industries, Inc. (a)	3,372	144,996

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Industrials - 12.0%(Continued)
Building Products - 0.5%(Continued)
Ply Gem Holdings, Inc. (a)	9,115	$114,849
		512,191
Commercial Services & Supplies - 2.2%
ABM Industries, Inc.	2,620	75,639
ACCO Brands Corporation (a)	5,410	42,847
ARC Document Solutions, Inc. (a)	33,879	310,670
EnerNOC, Inc. (a)	5,728	98,636
Heritage-Crystal Clean, Inc. (a)	110	1,402
Herman Miller, Inc.	4,861	141,212
Knoll, Inc.	9,822	201,253
MSA Safety, Inc.	3,222	140,673
Multi-Color Corporation	3,151	183,451
SP Plus Corporation (a)	5	112
Steelcase, Inc. - Class A	5,664	95,608
Sykes Enterprises, Inc. (a)	9,684	218,084
Tetra Tech, Inc.	10,428	240,157
UniFirst Corporation	2,414	280,338
Viad Corporation	5,671	153,004
		2,183,086
Construction & Engineering - 0.5%
Argan, Inc.	4,623	140,586
EMCOR Group, Inc.	3,513	141,785
Great Lakes Dredge & Dock Corporation (a)	7,900	61,383
KBR, Inc.	7,631	126,140
Orion Marine Group, Inc. (a)	1,662	15,174
		485,068
Electrical Equipment - 0.3%
Allied Motion Technologies, Inc.	7,003	157,007
Encore Wire Corporation	3,742	114,617
II-VI, Inc. (a)	4,451	76,513
		348,137
Machinery - 3.0%
Alamo Group, Inc.	3,737	168,352
Astec Industries, Inc.	2,075	73,787
Barnes Group, Inc.	4,127	141,762
Blount International, Inc. (a)	9,116	141,298
Columbus McKinnon Corporation	2,398	60,070
Commercial Vehicle Group, Inc. (a)	6,261	34,623
Dynamic Materials Corporation	491	6,953
Federal Signal Corporation	15,548	237,418
Global Brass & Copper Holdings, Inc.	4,123	54,135
Harsco Corporation	14,796	218,389
Kadant, Inc.	2,668	106,026
Lydall, Inc. (a)	2,127	58,599
Manitowoc Company, Inc. (The)	7,173	134,135
Meritor, Inc. (a)	4,629	59,251
Mueller Industries, Inc.	3,109	97,591
Mueller Water Products, Inc. - Class A	40,249	411,747
NACCO Industries, Inc. - Class A	1,271	69,969
RBC Bearings, Inc.	1,166	67,675

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Industrials - 12.0%(Continued)
Machinery - 3.0%(Continued)
Rexnord Corporation (a)	4,951	$122,537
Standex International Corporation	1,632	114,387
Tennant Company	2,178	142,027
Titan International, Inc.	22,108	197,645
Wabash National Corporation (a)	11,714	146,074
Woodward, Inc.	3,170	141,414
Xerium Technologies, Inc. (a)	2,599	39,999
		3,045,863
Marine - 0.1%
Matson, Inc.	3,930	136,568
Navios Maritime Holdings, Inc.	278	1,009
Ultrapetrol (Bahamas) Ltd. (a)	131	211
		137,788
Professional Services - 2.2%
CDI Corporation	8,609	146,267
Corporate Executive Board Company (The)	2,052	140,603
CRA International, Inc. (a)	9,307	274,836
Exponent, Inc.	789	63,230
Franklin Covey Company (a)	3,492	63,100
FTI Consulting, Inc. (a)	2,859	116,276
GP Strategies Corporation (a)	1,238	41,324
Heidrick & Struggles International, Inc.	11,469	254,153
Huron Consulting Group, Inc. (a)	1,772	133,290
Kelly Services, Inc. - Class A	8,231	139,104
Navigant Consulting, Inc. (a)	9,826	141,789
On Assignment, Inc. (a)	2,581	90,671
Resources Connection, Inc.	13,835	231,045
TriNet Group, Inc. (a)	5,261	174,507
VSE Corporation	2,030	146,911
		2,157,106
Road & Rail - 1.0%
ArcBest Corporation	3,397	126,572
Con-Way, Inc.	730	29,908
Covenant Transportation Group, Inc. - Class A (a)	19,381	548,482
PAM Transportation Services, Inc. (a)	2,906	168,258
Quality Distribution, Inc. (a)	15,884	132,473
		1,005,693
Trading Companies & Distributors - 0.6%
Beacon Roofing Supply, Inc. (a)	5,435	128,755
CAI International, Inc. (a)	921	19,313
H&E Equipment Services, Inc.	4,759	83,473
MRC Global, Inc. (a)	13,168	142,346
Neff Corporation - Class A (a)	16,008	148,234
TAL International Group, Inc.	1,258	51,138
		573,259
Information Technology - 18.9%
Communications Equipment - 1.8%
Aruba Networks, Inc. (a)	7,434	123,256
Bel Fuse, Inc. - Class B	7,312	171,978
Calix, Inc. (a)	41	394

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Information Technology - 18.9%(Continued)
Communications Equipment - 1.8%(Continued)
CIENA Corporation (a)	7,277	$134,770
Comtech Telecommunications Corporation	11,669	385,544
Digi International, Inc. (a)	1,922	18,355
Emulex Corporation (a)	10,228	64,027
Extreme Networks, Inc. (a)	28,191	82,881
InterDigital, Inc.	2,919	145,892
NETGEAR, Inc. (a)	4,492	151,695
Plantronics, Inc.	3,030	138,865
Polycom, Inc. (a)	11,009	146,420
ShoreTel, Inc. (a)	29,705	210,311
		1,774,388
Electronic Equipment, Instruments & Components - 3.5%
Anixter International, Inc. (a)	277	20,875
AVX Corporation	11,010	142,359
Benchmark Electronics, Inc. (a)	6,068	147,028
Checkpoint Systems, Inc. (a)	12,989	168,338
Cognex Corporation (a)	67	2,462
Coherent, Inc. (a)	4,112	254,451
Daktronics, Inc.	29,327	363,068
DTS, Inc. (a)	3,315	91,892
GSI Group, Inc. (The) (a)	10,001	132,213
Insight Enterprises, Inc. (a)	10,776	255,068
KEMET Corporation (a)	154	585
Littelfuse, Inc.	3,542	349,737
Methode Electronics, Inc.	10,464	378,483
Newport Corporation (a)	7,271	134,659
OSI Systems, Inc. (a)	3,788	265,084
Park Electrochemical Corporation	2,834	61,526
Rogers Corporation (a)	4,684	345,960
Sanmina Corporation (a)	18,204	385,561
Vishay Intertechnology, Inc.	1,357	18,482
Vishay Precision Group, Inc. (a)	133	2,213
		3,520,044
Internet Software & Services - 2.7%
Carbonite, Inc. (a)	9,860	148,196
Cimpress N.V. (a)	488	39,308
comScore, Inc. (a)	2,852	118,529
Constant Contact, Inc. (a)	8,385	317,121
Demand Media, Inc. (a)	10,697	43,323
Dice Holdings, Inc. (a)	23,577	194,982
Digital River, Inc. (a)	8,719	222,596
eGain Corporation (a)	25	126
Envestnet, Inc. (a)	2,661	136,962
GTT Communications, Inc. (a)	12,188	140,284
IntraLinks Holdings, Inc. (a)	8,671	92,433
Limelight Networks, Inc. (a)	33,293	88,559
Marchex, Inc. - Class B	50,473	192,302
Monster Worldwide, Inc. (a)	37,660	155,536
NIC, Inc.	6,551	107,567
SciQuest, Inc. (a)	2,997	42,617

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Information Technology - 18.9%(Continued)
Internet Software & Services - 2.7%(Continued)
Stamps.com, Inc. (a)	3,112	$141,814
Trulia, Inc. (a)	602	25,693
United Online, Inc. (a)	22,043	290,968
Unwired Planet, Inc. (a)	223	220
Web.com Group, Inc. (a)	12,177	183,994
XO Group, Inc. (a)	15	247
		2,683,377
IT Services - 2.4%
Cass Information Systems, Inc.	15	657
Convergys Corporation	7,342	140,673
CoreLogic, Inc. (a)	2,727	90,536
EPAM Systems, Inc. (a)	4,566	223,414
EVERTEC, Inc.	7,050	141,423
ExlService Holdings, Inc. (a)	2,107	61,904
Global Cash Access Holdings, Inc. (a)	26,159	172,911
iGATE Corporation (a)	4,052	143,441
Leidos Holdings, Inc.	3,935	162,909
Lionbridge Technologies, Inc. (a)	16,201	80,681
Luxoft Holding, Inc. (a)	5,724	223,350
Mantech International Corporation - Class A	1,606	52,243
MAXIMUS, Inc.	2,926	163,037
MoneyGram International, Inc. (a)	18,146	154,604
NeuStar, Inc. - Class A (a)	97	2,550
Rightside Group Ltd. (a)	8,229	65,009
Science Applications International Corporation	6,992	341,070
TeleTech Holdings, Inc. (a)	6,438	142,022
Virtusa Corporation (a)	2,062	77,243
		2,439,677
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Energy Industries, Inc. (a)	10,884	261,216
Advanced Micro Devices, Inc. (a)	95,351	245,052
Ambarella, Inc. (a)	877	48,507
Amkor Technology, Inc. (a)	90,807	576,625
Cirrus Logic, Inc. (a)	5,279	139,894
Cohu, Inc.	12,368	140,129
Diodes, Inc. (a)	8,815	232,980
DSP Group, Inc. (a)	13,569	149,123
Entegris, Inc. (a)	10,595	137,735
Fairchild Semiconductor International, Inc. (a)	8,883	136,354
Intersil Corporation - Class A	10,041	143,687
IXYS Corporation	18,843	212,926
M/A-COM Technology Solutions Holdings, Inc. (a)	8,448	274,645
Mattson Technology, Inc. (a)	42,324	139,246
MaxLinear, Inc. - Class A (a)	32,948	265,231
OmniVision Technologies, Inc. (a)	5,133	138,796
Pericom Semiconductor Corporation (a)	19,722	288,138
PMC-Sierra, Inc. (a)	12,392	109,545
Sigma Designs, Inc. (a)	37,068	235,753
Silicon Image, Inc. (a)	21,378	155,204
Synaptics, Inc. (a)	2,174	166,985

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Information Technology - 18.9%(Continued)
Semiconductors & Semiconductor Equipment - 4.7%(Continued)
Tessera Technologies, Inc.	10,812	$400,909
Ultra Clean Holdings, Inc. (a)	12,770	112,376
Xcerra Corporation (a)	6,613	50,788
		4,761,844
Software - 2.9%
A10 Networks, Inc. (a)	174	835
Advent Software, Inc.	8,123	339,948
CommVault Systems, Inc. (a)	1,561	68,028
Covisint Corporation (a)	2	4
Ellie Mae, Inc. (a)	169	7,477
EPIQ Systems, Inc.	7,235	126,251
ePlus, Inc. (a)	5,120	345,293
Guidance Software, Inc. (a)	350	2,296
Jive Software, Inc. (a)	19,633	113,086
Mentor Graphics Corporation	8,039	184,977
Monotype Imaging Holdings, Inc.	4,888	143,414
NetScout Systems, Inc. (a)	252	9,047
Paycom Software, Inc. (a)	8,050	210,668
Progress Software Corporation (a)	15,711	393,561
QAD, Inc. - Class A	7,240	140,022
Qualys, Inc. (a)	3,480	132,310
RealD, Inc. (a)	3,319	36,011
Rovi Corporation (a)	5,475	126,527
Synchronoss Technologies, Inc. (a)	6,160	261,615
VASCO Data Security International, Inc. (a)	10,462	224,933
Zynga, Inc. - Class A (a)	34,865	89,254
		2,955,557
Technology Hardware, Storage & Peripherals - 0.9%
Eastman Kodak Company (a)	2,108	37,965
Lexmark International, Inc. - Class A	958	38,234
Novatel Wireless, Inc. (a)	25,332	133,753
QLogic Corporation (a)	27,535	367,868
Silicon Graphics International Corporation (a)	12,871	121,373
Super Micro Computer, Inc. (a)	4,257	155,678
		854,871
Materials - 5.1%
Chemicals - 2.2%
A. Schulman, Inc.	6,607	230,254
Calgon Carbon Corporation (a)	11,168	220,345
Chemtura Corporation (a)	8	174
Ferro Corporation (a)	21,743	242,000
FutureFuel Corporation	12,905	141,826
Innophos Holdings, Inc.	4,203	250,247
Innospec, Inc.	2,223	87,742
Intrepid Potash, Inc. (a)	2,896	38,546
Kronos Worldwide, Inc.	15,784	177,254
Minerals Technologies, Inc.	3,874	253,088
OM Group, Inc.	7,137	199,836
OMNOVA Solutions, Inc. (a)	29	199
Penford Corporation (a)	3,955	74,433

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Materials - 5.1%(Continued)
Chemicals - 2.2%(Continued)
Rayonier Advanced Materials, Inc.	2,720	$46,566
Stepan Company	5,526	212,198
		2,174,708
Construction Materials - 0.2%
United States Lime & Minerals, Inc.	2,780	192,237

Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	389	19,493
Greif, Inc. - Class A	7,054	269,463
Myers Industries, Inc.	33	549
		289,505
Metals & Mining - 1.6%
AK Steel Holding Corporation (a)	36,898	139,843
Century Aluminum Company (a)	10,121	233,896
Coeur Mining, Inc. (a)	26,038	164,039
Compass Minerals International, Inc.	1,624	141,938
Globe Specialty Metals, Inc.	9,133	140,831
Handy & Harman Ltd. (a)	7,274	328,276
Noranda Aluminum Holding Corporation	60,638	183,733
Ryerson Holding Corporation (a)	1,787	11,347
Schnitzer Steel Industries, Inc. - Class A	1,321	22,299
Stillwater Mining Company (a)	3,679	50,292
SunCoke Energy, Inc.	3,428	51,763
Worthington Industries, Inc.	5,563	166,501
		1,634,758
Paper & Forest Products - 0.8%
Boise Cascade Company (a)	4,350	175,914
Clearwater Paper Corporation (a)	1,248	92,377
Domtar Corporation	4,000	153,200
Neenah Paper, Inc.	2,840	162,959
Resolute Forest Products, Inc. (a)	8,536	145,112
Schweitzer-Mauduit International, Inc.	2,115	82,189
		811,751
Telecommunication Services - 1.2%
Diversified Telecommunication Services - 1.2%
Atlantic Tele-Network, Inc.	3,857	256,221
Cincinnati Bell, Inc. (a)	35,565	104,205
General Communication, Inc. - Class A (a)	11,536	169,348
IDT Corporation - Class B	15,513	331,358
Intelsat S.A. (a)	2,482	39,092
Vonage Holdings Corporation (a)	61,521	258,388
		1,158,612
Wireless Telecommunication Services - 0.0%(b)
Boingo Wireless, Inc. (a)	7	59
NII Holdings, Inc. (a)	224	12
NTELOS Holdings Corporation	49	201
Telephone and Data Systems, Inc.	2,117	49,220
		49,492

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Utilities - 1.4%
Electric Utilities - 0.4%
El Paso Electric Company	4,507	$180,550
MGE Energy, Inc.	3,075	141,143
Unitil Corporation	2,350	87,796
		409,489
Gas Utilities - 0.4%
New Jersey Resources Corporation	2,014	128,654
Southwest Gas Corporation	4,226	259,730
		388,384
Multi-Utilities - 0.2%
Avista Corporation	3,914	145,327

Water Utilities - 0.4%
American States Water Company	1,094	43,366
California Water Service Group	9,643	236,639
Connecticut Water Service, Inc.	5	180
SJW Corporation	4,194	141,632
		421,817

Total Common Stocks (Cost $92,225,076)		$97,364,465

RIGHTS - 0.1%	Shares	Value
Wright Medical Group, Inc. (Cost $0)	19,488	$84,773

MONEY MARKET FUNDS - 3.1%	Shares	Value
UMB Money Market Fiduciary, 0.01% (c) (Cost $3,107,516)	3,107,516	$3,107,516

Total Investments at Value - 100.3% (Cost $95,332,592)		$100,556,754

Liabilities in Excess of Other Assets - (0.3%)		(304,971)

Net Assets - 100.0%		$100,251,783

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of January 31, 2015.

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
January 31, 2015 (Unaudited)

U.S. TREASURY OBLIGATIONS (a) - 22.2%	Par Value	Value
U.S. Treasury Bills,
0.075%, due 06/11/2015	$1,040,000	$1,039,935
0.024%, due 06/25/2015	1,450,000	1,449,842
0.040%, due 07/09/2015	1,450,000	1,449,810
0.050%, due 07/23/2015	1,040,000	1,039,716
Total U.S. Treasury Obligations (Cost $4,979,081)		$4,979,303

MONEY MARKET FUNDS - 62.5%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.07% (b)	2,501,012	$2,501,012
Fidelity Institutional Money Market Portfolio - Class I, 0.07% (b)	5,204,153	5,204,153
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.08% (b)	2,501,599	2,501,599
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, 0.14% (b)	647,320	647,320
PIMCO Money Market Fund - Institutional Class, 0.01% (b)	647,230	647,230
Vanguard Prime Money Market Fund - Investor Shares, 0.01% (b)	2,500,188	2,500,188
Total Money Market Funds (Cost $14,001,502)		$14,001,502

Total Investments at Value - 84.7% (Cost $18,980,583)		$18,980,805

Other Assets in Excess of Liabilities - 15.3%		3,421,368	(c)

Net Assets - 100.0%		$22,402,173

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of January 31, 2015.
(c)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
January 31, 2015 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Cocoa Future	03/16/2015	26	$700,180	$(63,513)
Copper Future	03/27/2015	10	626,625	(56,096)
Ethanol Future	03/04/2015	4	160,776	(7,319)
Feeder Cattle Future	03/26/2015	7	718,200	(1,282)
Frozen Concentrate Orange Juice Future	03/11/2015	23	483,000	(17,315)
Hard Red Winter Wheat Future	03/13/2015	15	405,188	(14,789)
Live Cattle Future	04/30/2015	13	791,830	8,915
Lumber Future	03/13/2015	9	318,582	822
Natural Gas Future	02/25/2015	9	241,380	(15,319)
Natural Gas Future	03/27/2015	4	107,120	(8,929)
Natural Gas Future	04/28/2015	1	27,040	(1,462)
Palladium Future	03/27/2015	4	309,000	(8,819)
Platinum Future	04/28/2015	1	61,975	1,613
Soybean Meal Future	03/13/2015	53	1,748,470	(66,871)
Total Futures Contracts			$6,699,366	$(250,364)

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
January 31, 2015 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Coffee Future	03/19/2015	7	$424,988	$13,255
Corn Future	03/13/2015	56	1,036,000	60,638
Cotton No. 2 Future	03/09/2015	11	326,480	(3,841)
Crude Oil Future	02/20/2015	13	617,630	3,122
Gasoline Future	02/27/2015	4	245,078	(14,502)
Lean Hogs Future	02/13/2015	15	404,850	46,049
Lean Hogs Future	04/15/2015	2	57,800	64
NY Harbor Future	02/27/2015	1	70,505	(2,551)
Oats Future	03/13/2015	24	330,600	31,161
Red Spring Wheat Future	03/13/2015	13	361,888	10,754
Soybean Future	03/13/2015	21	1,009,050	77,032
Soybean Oil Future	03/13/2015	54	972,000	92,706
Sugar No. 11 Future	02/27/2015	53	877,934	30,674
Wheat Future	03/13/2015	2	50,275	6,782
Total Commodity Futures			6,785,078	351,343

FINANCIAL FUTURES
Euro STOXX 50 Future	03/20/2015	8	301,667	612
Euro VSTOXX Mini Future	02/18/2015	73	205,402	(15,795)
Total Financial Futures			507,069	(15,183)

Total Futures Contracts Sold Short			$7,292,147	$336,160

See accompanying notes to Schedules of Investments.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2015 (Unaudited)

1.	Securities valuation

The portfolio securities of TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (the “Funds”) are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices on the NYSE or other primary exchange for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.

Futures contracts that trade on exchanges that close at 4:00 p.m. Eastern time are valued at their closing price as quoted on their primary exchange. Futures contracts that trade on exchanges that close before 4:00 p.m. Eastern time are valued at their last sale price as of the close of regular trading on their primary exchange. Futures contracts that trade on exchanges that close after 4:00 p.m. Eastern time are valued at their last sale price on their primary exchange as of the close of the NYSE. If no closing price is readily available at the time of valuation, the futures contract will be valued at the closing bid price for that day as reported by the primary exchange. Prices for these futures contracts are monitored daily by TFS Capital LLC (the Funds’ advisor) until 4:00 p.m. Eastern time to determine if fair valuation is required.

Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of TFS Capital Investment Trust and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

The Funds’ investments and other financial instruments have been categorized based upon a fair value hierarchy in accordance with the Financial Accounting Standards Board’s guidance on fair value measurement. The levels of the fair value hierarchy and their applicability to the Funds are described below:

•	Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities at the reporting date. Level 1 assets and liabilities may include common stocks, closed-end funds, rights, warrants, futures contracts and money market funds.

•	Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities that are not active. Assets and liabilities included in this category may include rights and warrants that trade infrequently or their trading has been temporarily halted and U.S. treasury obligations and corporate bonds with values that are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

•	Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. Assets and liabilities included in this category may include common stocks and corporate bonds that trade infrequently or their trading has been halted for an extended period of time.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement. The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The availability of observable inputs can vary from product to product and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized as Level 3.

The following is a summary of the inputs used to value the Funds’ investments, securities sold short and other financial instruments as of January 31, 2015:

TFS Market Neutral Fund	Level 1	Level 2		Level 3		Total
Investments in Securities
Common Stocks	$621,034,286	$-		$0	*	$621,034,286
Other Investments	37,761,982	-		-		37,761,982
Rights	344,072	0	*	-		344,072
Warrants	-	0	*	-		0
Corporate Bonds	-	3,007		0	*	3,007
Money Market Funds	4,093,990	-		-		4,093,990
Total	$663,234,330	$3,007		$0		$663,237,337

Other Financial Instruments:
Common Stocks – Sold Short	$(485,310,348)	$-		$(696,301	)*	$(486,006,649)
Other Investments – Sold Short	(22,294)	-		-		(22,294)
Warrants – Sold Short	(756)	(185,035	)*	-		(185,791)
Total	$(485,333,398)	$(185,035)		$(696,301)		$(486,214,734)

TFS Small Cap Fund	Level 1	Level 2		Level 3		Total
Investments in Securities
Common Stocks	$97,364,465	$-		$-		$97,364,465
Rights	84,773	-		-		84,773
Money Market Funds	3,107,516	-		-		3,107,516
Total	$100,556,754	$-		$-		$100,556,754

TFS Hedged Futures Fund	Level 1	Level 2		Level 3		Total
Investments in Securities
U.S. Treasury Obligations	$-	$4,979,303		$-		$4,979,303
Money Market Funds	14,001,502	-		-		14,001,502
Total	$14,001,502	$4,979,303		$-		$18,980,805

Other Financial Instruments:
Futures Contracts	$(250,364)	$-		$-		$(250,364)
Futures Contracts – Sold Short	336,160	-		-		336,160
Total	$85,796	$-		$-		$85,796

*	TFS Market Neutral Fund holds a Common Stock, a Right, a Warrant, a Corporate Bond, a Common Stock Sold Short and a Warrant Sold Short which have been fair valued at $0.

Refer to each Fund’s Schedule of Investments, Schedule of Securities Sold Short, Schedule of Futures Contracts and Schedule of Futures Contracts Sold Short, as applicable, for a listing of the securities by security type and sector or industry type.

It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period. As of January 31, 2015, the Funds did not have any transfers in and out of any Level. There were no Level 3 securities held by TFS Small Cap Fund or TFS Hedged Futures Fund as of January 31, 2015.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

There was no change in the value of Level 3 investments held and securities sold short of TFS Market Neutral Fund for which significant unobservable inputs were used to determine fair value from October 31, 2014 to January 31, 2015. The total amount of unrealized appreciation (depreciation) on Level 3 investments and securities sold short was $(43,139) and $4,840,383, respectively, at January 31, 2015.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Board to determine the fair value of TFS Market Neutral Fund’s Level 3 investments and securities sold short:

	Fair Value at 01/31/2015	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input **
Common Stock	$0*	Deemed Worthless	Discount Percentage	100%	Decrease
Corporate Bond	0*	Deemed Worthless	Discount Percentage	100%	Decrease
Common Stocks - Sold Short	(696,301)	Discount from Last Sale Price	Discount Percentage	50%	Increase
Common Stocks - Sold Short	0*	Deemed Worthless	Discount Percentage	100%	Increase

*	TFS Market Neutral Fund holds a Common Stock, a Corporate Bond, and a Common Stock Sold Short which have been fair valued at $0.
**	This column represents the directional change in the fair value of the Level 3 investment that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

2.	Security transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal income tax

The following information is computed on a tax basis for each item as of January 31, 2015:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund

Tax cost of portfolio investments	$688,676,634	$97,067,185	$18,980,583

Gross unrealized appreciation	$17,864,090	$7,829,671	$279
Gross unrealized depreciation	(43,303,387)	(4,340,102)	(57)

Net unrealized appreciation (depreciation) on investments	$(25,439,297)	$3,489,569	$222

Net unrealized appreciation on securities sold short	$15,445,964	$-	$-

As of January 31, 2015, the proceeds of securities sold short on a tax basis is $501,660,698 for TFS Market Neutral Fund.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for TFS Market Neutral Fund and TFS Small Cap Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales. The tax cost of portfolio investments for TFS Hedged Futures Fund is equal to the financial statement cost disclosed.

4.	Investments in Money Market Mutual Funds

In order to maintain sufficient liquidity to implement investment strategies or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they have occurred. In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market mutual funds. As of January 31, 2015, TFS Hedged Futures Fund had 62.5% of the value of its net assets invested in money market mutual funds registered under the Investment Company Act of 1940. As of January 31, 2015, TFS Market Neutral Fund and TFS Small Cap Fund did not have a significant portion of assets invested in shares of money market mutual funds.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TFS Capital Investment Trust

By (Signature and Title)*		/s/ Eric S. Newman
Eric S. Newman, President

Date	March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Eric S. Newman
Eric S. Newman, President

Date	March 30, 2015

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	March 30, 2015

* Print the name and title of each signing officer under his or her signature.